                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                    MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number:
                               811-6578

                        The Glenmede Portfolios
          (Exact Name of Registrant as Specified in Charter)

                         200 Clarendon Street
                      Boston, Massachusetts 02116
          (Address of Principal Executive Offices)(Zip Code)

                        Michael P. Malloy, Esq.
                               Secretary
                      Drinker Biddle & Reath LLP
                           One Logan Square
                         18th & Cherry Streets
                      Philadelphia, PA 19103-6996
                (Name and Address of Agent for Service)

          Registrant's Telephone Number, including Area Code:
                            1-800-442-8299

               Date of Fiscal Year End: October 31, 2004

               Date of Reporting Period: April 30, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

         (Semi-Annual Report for the period November 1, 2003 through April 30, 2004 is filed herewith)

GLENMEDE


THE GLENMEDE FUND, INC.
THE GLENMEDE PORTFOLIOS


SEMI-ANNUAL REPORT
APRIL 30, 2004

                             THE GLENMEDE FUND, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                          APRIL 30, 2004 -- (UNAUDITED)

                                                                            TAX-              CORE
                                                       GOVERNMENT          EXEMPT             FIXED
                                                          CASH              CASH             INCOME
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
ASSETS:
  Investments:
  Investments at value(1)                            $   290,967,244   $   512,934,990   $   180,874,311
  Repurchase agreements                                  163,931,593                --        25,967,536
                                                     ---------------   ---------------   ---------------
    Total investments                                    454,898,837       512,934,990       206,841,847
                                                     ---------------   ---------------   ---------------
  Cash                                                            --            91,691                --
  Receivable for securities sold                                  --                --               266
  Receivable for fund shares sold                         16,202,984        13,718,659           103,620
  Securities lending collateral                                  957                --        27,975,950
  Interest receivable                                      3,115,953           649,900         1,608,397
  Other assets                                                 9,345             8,916             3,264
                                                     ---------------   ---------------   ---------------
    Total assets                                         474,228,076       527,404,156       236,533,344
                                                     ---------------   ---------------   ---------------

LIABILITIES:
  Dividends payable                                          309,827           362,983                --
  Payable for fund shares redeemed                        13,749,360         7,565,535           163,515
  Obligation to return securities
    lending collateral                                           957                --        27,975,950
  Payable for when-issued securities                              --                --        18,605,266
  Payable for Directors' fees                                     --                --                67
  Accrued expenses                                            93,562           109,320            37,485
                                                     ---------------   ---------------   ---------------
    Total liabilities                                     14,153,706         8,037,838        46,782,283
                                                     ---------------   ---------------   ---------------

NET ASSETS                                           $   460,074,370   $   519,366,318   $   189,751,061
                                                     ===============   ===============   ===============

SHARES OUTSTANDING                                       460,005,447       519,576,622        17,679,612
                                                     ===============   ===============   ===============

NET ASSET VALUE PER SHARE                            $          1.00   $          1.00   $         10.73
                                                     ===============   ===============   ===============

----------

(1) Investments at cost                              $   290,967,244   $   512,934,990   $   179,314,355

                       See Notes to Financial Statements.

                                                        STRATEGIC         SMALL CAP         LARGE CAP
                                                         EQUITY            EQUITY             VALUE
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
ASSETS:
  Investments:
  Investments at value(1)                            $    70,766,682   $   294,654,778   $    19,547,739
  Repurchase agreements                                      456,485         5,840,252           652,916
                                                     ---------------   ---------------   ---------------
    Total investments                                     71,223,167       300,495,030        20,200,655
                                                     ---------------   ---------------   ---------------
  Receivable for securities sold                                  --           792,490            29,120
  Receivable for fund shares sold                             67,693            57,264                --
  Securities lending collateral                            5,878,625        38,645,994         1,102,110
  Dividends receivable                                        61,063           139,737            35,801
  Interest receivable                                            357             5,583               186
  Foreign tax reclaims receivable                                 --                --               479
  Other assets                                                 1,439             5,714               394
                                                     ---------------   ---------------   ---------------
    Total assets                                          77,232,344       340,141,812        21,368,745
                                                     ---------------   ---------------   ---------------

LIABILITIES:
  Payable for fund shares redeemed                           457,517           380,661                --
  Payable for securities purchased                                --         1,793,171           308,299
  Obligation to return securities
    lending collateral                                     5,878,625        38,645,994         1,102,110
  Payable for Directors' fees                                     --                44                30
  Accrued expenses                                            22,905           221,160             7,942
                                                     ---------------   ---------------   ---------------
    Total liabilities                                      6,359,047        41,041,030         1,418,381
                                                     ---------------   ---------------   ---------------

NET ASSETS                                           $    70,873,297   $   299,100,782   $    19,950,364
                                                     ===============   ===============   ===============

SHARES OUTSTANDING                                         4,545,095        15,711,989         2,038,681
                                                     ===============   ===============   ===============

NET ASSET VALUE PER SHARE                            $         15.59                --   $          9.79
                                                     ===============   ===============   ===============

NET ASSET VALUE PER SHARE
  Advisor Class -- based on net assets of
    257,482,189 and shares outstanding of
    13,534,770                                                    --   $         19.02                --
                                                     ===============   ===============   ===============

  Institutional Class -- based on net assets of
    41,618,593 and shares outstanding of
    2,177,219                                                     --   $         19.12                --
                                                     ===============   ===============   ===============

----------

(1) Investments at cost                              $    58,296,619   $   244,123,402   $    16,915,755

                       See Notes to Financial Statements.

                                                                                              SMALL
                                                                        INSTITUTIONAL    CAPITALIZATION
                                                      INTERNATIONAL     INTERNATIONAL        GROWTH
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
ASSETS:
  Investments:
  Investments at value(1)                            $ 1,158,857,937   $   533,238,932   $    91,749,770
  Repurchase agreements                                   86,507,179        31,172,408            58,026
                                                     ---------------   ---------------   ---------------
    Total investments                                  1,245,365,116       564,411,340        91,807,796
                                                     ---------------   ---------------   ---------------
  Foreign currency, at value (Note 1)(2)                   1,909,797           853,896                --
  Receivable for securities sold                           5,521,243         1,716,232         3,572,927
  Receivable for fund shares sold                          1,079,650           461,108            10,361
  Securities lending collateral                           29,621,950        13,029,010        20,564,478
  Dividends receivable                                     3,859,911         1,729,352             4,753
  Interest receivable                                          6,027             2,569             3,490
  Receivable for open forward foreign
    currency contracts                                        94,938             9,882                --
  Foreign tax reclaims receivable                            793,907           310,566                --
  Other assets                                                20,418             9,759             1,660
                                                     ---------------   ---------------   ---------------
    Total assets                                       1,288,272,957       582,533,714       115,965,465
                                                     ---------------   ---------------   ---------------

LIABILITIES:
  Payable for fund shares redeemed                           192,844           226,436           283,448
  Payable for securities purchased                        27,527,457        10,394,256         1,065,134
  Obligation to return securities
    lending collateral                                    29,621,950        13,029,010        20,564,478
  Due to bank                                                     --                --         1,816,679
  Payable for Directors' fees                                     --               276                92
  Accrued expenses                                           170,684           388,996           104,591
                                                     ---------------   ---------------   ---------------
    Total liabilities                                     57,512,935        24,038,974        23,834,422
                                                     ---------------   ---------------   ---------------

NET ASSETS                                           $ 1,230,760,022   $   558,494,740   $    92,131,043
                                                     ===============   ===============   ===============

SHARES OUTSTANDING                                        78,031,636        37,774,131        16,816,828
                                                     ===============   ===============   ===============

NET ASSET VALUE PER SHARE                            $         15.77   $         14.79   $          5.48
                                                     ===============   ===============   ===============

----------

(1) Investments at cost                              $   924,341,504   $   465,025,550   $    72,289,268

(2) The International Portfolio and Institutional International Portfolio had foreign cost of ($1,908,381) and ($853,246,) respectively.

                       See Notes to Financial Statements.

                                                        LARGE CAP         LARGE CAP
                                                           100             GROWTH
                                                        PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------
ASSETS:
  Investments:
  Investments at value(1)                            $     9,823,926   $     4,152,770
  Repurchase agreements                                      554,022           111,238
                                                     ---------------   ---------------
    Total investments                                     10,377,948         4,264,008
                                                     ---------------   ---------------
  Receivable for fund shares sold                            183,750            53,750
  Dividends receivable                                        15,430             2,390
  Foreign tax reclaims receivable                                870                --
  Other assets                                                 2,568             4,259
                                                     ---------------   ---------------
    Total assets                                          10,580,566         4,324,407
                                                     ---------------   ---------------

LIABILITIES:
  Payable for securities purchased                           626,587           107,690
  Payable for Directors' fees                                     22                15
                                                     ---------------   ---------------
    Total liabilities                                        626,609           107,705
                                                     ---------------   ---------------

NET ASSETS                                           $     9,953,957   $     4,216,702
                                                     ===============   ===============

SHARES OUTSTANDING                                         1,027,578           440,378
                                                     ===============   ===============

NET ASSET VALUE PER SHARE                            $          9.69   $          9.58
                                                     ===============   ===============

----------

(1) Investments at cost                              $    10,062,981   $     4,228,995

                       See Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

             FOR THE SIX MONTHS ENDED APRIL 30, 2004 -- (UNAUDITED)

                                                                            TAX-              CORE
                                                       GOVERNMENT          EXEMPT             FIXED
                                                          CASH              CASH             INCOME
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
Investment income:
  Interest                                           $     2,578,677   $     2,647,429   $     3,872,658
  Income from security lending                                   184                --            18,969
                                                     ---------------   ---------------   ---------------

    Total investment income                                2,578,861         2,647,429         3,891,627
                                                     ---------------   ---------------   ---------------
Expenses:
  Administration & custody fee                               151,212           174,126            65,053
  Professional fees                                           29,003            35,932            11,395
  Shareholder report expense                                   4,823             6,126             2,009
  Shareholder servicing fees                                 198,035           225,848            79,954
  Directors' fees and expenses                                 6,326             8,029             2,625
  Registration and filing fees                                 1,475             1,531             2,240
  Other expenses                                               8,277             9,864             3,323
                                                     ---------------   ---------------   ---------------

    Total expenses                                           399,151           461,456           166,599
                                                     ---------------   ---------------   ---------------

  Net investment income                                    2,179,710         2,185,973         3,725,028
                                                     ---------------   ---------------   ---------------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions                                       --                --         1,004,925
                                                     ---------------   ---------------   ---------------

    Net realized gain (loss)                                      --                --         1,004,925
                                                     ---------------   ---------------   ---------------
  Net change in unrealized gain (loss) of:
    Securities                                                    --                --        (2,675,059)
                                                     ---------------   ---------------   ---------------

    Net unrealized gain (loss)                                    --                --        (2,675,059)
                                                     ---------------   ---------------   ---------------
Net realized and unrealized gain (loss)                           --                --        (1,670,134)
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
  from operations                                    $     2,179,710   $     2,185,973   $     2,054,894
                                                     ===============   ===============   ===============

                       See Notes to Financial Statements.

                                                                            SMALL             LARGE
                                                        STRATEGIC            CAP               CAP
                                                         EQUITY            EQUITY             VALUE
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
Investment income:
  Dividends                                          $       608,827   $       848,969   $       228,132
  Interest                                                       501             9,633             1,214
  Income from security lending                                 2,021            31,734             1,094
                                                     ---------------   ---------------   ---------------

    Total investment income                                  611,349           890,336           230,440
                                                     ---------------   ---------------   ---------------

Expenses:
  Investment advisory fee                                         --           866,875                --
  Administration & custody fee                                28,676           108,728             9,993
  Professional fees                                            5,200            17,491             1,210
  Shareholder report expense                                     931             3,438               228
  Shareholder servicing fees (Advisor Class)                  62,176           341,328            16,311
  Shareholder servicing fees (Institutional Class)                --            10,541                --
  Directors' fees and expenses                                 1,215             4,330               300
  Registration and filing fees                                 3,333            13,102             1,540
  Other expenses                                               1,970             4,549               377
                                                     ---------------   ---------------   ---------------

    Total expenses                                           103,501         1,370,382            29,959
                                                     ---------------   ---------------   ---------------

  Net investment (loss) income                               507,848          (480,046)          200,481
                                                     ---------------   ---------------   ---------------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions                                3,253,986        27,618,387         1,978,978
                                                     ---------------   ---------------   ---------------

    Net realized gain (loss)                               3,253,986        27,618,387         1,978,978
                                                     ---------------   ---------------   ---------------
  Net change in unrealized gain (loss) of:
    Securities                                               878,699       (13,974,131)          (44,688)
                                                     ---------------   ---------------   ---------------

    Net unrealized gain (loss)                               878,699       (13,974,131)          (44,688)
                                                     ---------------   ---------------   ---------------
Net realized and unrealized gain (loss)                    4,132,685        13,644,256         1,934,290
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
  from operations                                    $     4,640,533   $    13,164,210   $     2,134,771
                                                     ===============   ===============   ===============

                       See Notes to Financial Statements.

                                                                                              SMALL
                                                                        INSTITUTIONAL    CAPITALIZATION
                                                      INTERNATIONAL     INTERNATIONAL        GROWTH
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
Investment income:
  Dividends(1)                                       $    11,377,418   $     5,147,644   $        62,548
  Interest                                                   310,329           114,730             2,264
  Income from security lending                                52,021            23,234            22,617
                                                     ---------------   ---------------   ---------------

    Total investment income                               11,739,768         5,285,608            87,429
                                                     ---------------   ---------------   ---------------
Expenses:
  Investment advisory fee                                         --         1,967,346           431,847
  Administration & custody fee                               388,873           185,500            43,460
  Professional fees                                           61,858            24,218             5,674
  Shareholder report expense                                  11,388             5,210             1,084
  Shareholder servicing fees                                 286,436                --           127,014
  Directors' fees and expenses                                14,893             6,811             1,414
  Registration and filing fees                                 3,649             9,132             2,756
  Other expenses                                              17,537             6,942             2,040
                                                     ---------------   ---------------   ---------------

    Total expenses                                           784,634         2,205,159           615,289
                                                     ---------------   ---------------   ---------------

  Net investment (loss) income                            10,955,134         3,080,449          (527,860)
                                                     ---------------   ---------------   ---------------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions                               74,274,452        11,912,340         4,676,166
    Foreign currency transactions                         (1,326,706)         (645,248)               --
                                                     ---------------   ---------------   ---------------

  Net realized gain (loss)                                72,947,746        11,267,092         4,676,166
                                                     ---------------   ---------------   ---------------
  Net change in unrealized gain (loss) of:
    Securities                                            53,256,507        43,250,971        (5,422,533)
    Foreign currency translation                             (84,565)          (50,372)               --
                                                     ---------------   ---------------   ---------------

    Net unrealized gain (loss)                            53,171,942        43,200,599        (5,422,533)
                                                     ---------------   ---------------   ---------------
Net realized and unrealized gain (loss)                  126,119,688        54,467,691          (746,367)
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
  from operations                                    $   137,074,822   $    57,548,140   $    (1,274,227)
                                                     ===============   ===============   ===============

----------
(1) The International Portfolio and Institutional International Portfolio had foreign dividend withholding taxes of $1,204,004 and $549,151, respectively.

                       See Notes to Financial Statements.

                                                          LARGE             LARGE
                                                           CAP               CAP
                                                           100             GROWTH
                                                      PORTFOLIO(1)      PORTFOLIO(1)
                                                     ---------------   ---------------
Investment income:
  Dividends                                          $        21,653   $         3,285
  Interest                                                       404               145
                                                     ---------------   ---------------

    Total investment income                                   22,057             3,430
                                                     ---------------   ---------------
Expenses:
  Investment advisory fee                                      5,653             3,086
  Administration & custody fee                                   916               544
  Professional fees                                              120                82
  Shareholder report expense                                      21                14
  Shareholder servicing fees                                   2,056             1,122
  Directors' fees and expenses                                    22                15
  Registration and filing fees                                   522               522
  Other expenses                                                 373               114
                                                     ---------------   ---------------

    Total expenses                                             9,683             5,499
                                                     ---------------   ---------------

  Net investment (loss) income                                12,374            (2,069)
                                                     ---------------   ---------------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions                                      674           (15,954)
                                                     ---------------   ---------------

    Net realized gain (loss)                                     674           (15,954)
                                                     ---------------   ---------------
  Net change in unrealized gain (loss) of:
    Securities                                              (239,055)          (76,225)
                                                     ---------------   ---------------

    Net unrealized gain (loss)                              (239,055)          (76,225)
                                                     ---------------   ---------------
Net realized and unrealized gain (loss)                     (238,381)          (92,179)
                                                     ---------------   ---------------
Net increase (decrease) in net assets resulting
  from operations                                    $      (226,007)  $       (94,248)
                                                     ===============   ===============

----------
(1) Portfolio commenced operations on February 27, 2004.

                       See Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

             FOR THE SIX MONTHS ENDED APRIL 30, 2004 -- (UNAUDITED)

                                                                            TAX-              CORE
                                                       GOVERNMENT          EXEMPT             FIXED
                                                          CASH              CASH             INCOME
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                $     2,179,710   $     2,185,973   $     3,725,028
Net realized gain (loss) on:
  Securities transactions                                         --                --         1,004,925
Net change in unrealized gain (loss) of:
  Securities                                                      --                --        (2,675,059)
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                                2,179,710         2,185,973         2,054,894
Distributions to shareholders from:
  Net investment income                                   (2,179,709)       (2,185,972)       (3,988,077)
Net increase (decrease) in net assets from
  capital share transactions                               9,907,165       (77,263,666)         (725,294)
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets                      9,907,166       (77,263,665)       (2,658,477)
NET ASSETS:
Beginning of period                                      450,167,204       596,629,983       192,409,538
                                                     ---------------   ---------------   ---------------
End of period                                        $   460,074,370   $   519,366,318   $   189,751,061
                                                     ===============   ===============   ===============
  Undistributed net investment income
    included in net assets at end of period          $        73,095   $          (265)  $       423,422

                       FOR THE YEAR ENDED OCTOBER 31, 2003

                                                                            TAX-              CORE
                                                       GOVERNMENT          EXEMPT             FIXED
                                                          CASH              CASH             INCOME
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                $     6,156,689   $     5,528,872   $     7,871,936
Net realized gain on:
  Securities transactions                                         22                --         3,188,250
Net change in unrealized gain (loss) of:
  Securities                                                      --                --        (5,089,479)
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets from
  operations                                               6,156,711         5,528,872         5,970,707
Distributions to shareholders from:
  Net investment income                                   (6,156,708)       (5,528,872)       (8,482,177)
Net increase (decrease) in net assets from
  capital share transactions                             (82,866,503)      (10,439,509)        6,622,884
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets                    (82,866,500)      (10,439,509)        4,111,414
NET ASSETS:
Beginning of year                                        533,033,704       607,069,492       188,298,124
                                                     ---------------   ---------------   ---------------
End of year                                          $   450,167,204   $   596,629,983   $   192,409,538
                                                     ===============   ===============   ===============
  Undistributed net investment income
    included in net assets at end of year            $        73,094   $          (266)  $       686,471

                       See Notes to Financial Statements.

                                                        STRATEGIC         SMALL CAP         LARGE CAP
                                                         EQUITY            EQUITY             VALUE
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)                         $       507,848   $      (480,046)  $       200,481
Net realized gain (loss) on:
  Securities transactions                                  3,253,986        27,618,387         1,978,978
Net change in unrealized gain (loss) of:
  Securities                                                 878,699       (13,974,131)          (44,688)
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                                4,640,533        13,164,210         2,134,771
Distributions to shareholders from:
  Net investment income                                     (554,833)               --          (187,304)
Net increase (decrease) in net assets from
  capital shares transactions                            (21,732,945)      (30,100,643)       (3,293,805)
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets                    (17,647,245)      (16,936,433)       (1,346,338)
NET ASSETS:
Beginning of period                                       88,520,542       316,037,215        21,296,702
                                                     ---------------   ---------------   ---------------
End of period                                        $    70,873,297   $   299,100,782   $    19,950,364
                                                     ===============   ===============   ===============
  Undistributed net investment income
    included in net assets at end of period          $        42,277   $      (480,046)  $        35,143

                       FOR THE YEAR ENDED OCTOBER 31, 2003

                                                        STRATEGIC         SMALL CAP         LARGE CAP
                                                         EQUITY            EQUITY             VALUE
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                $     1,217,715   $       337,071   $       375,692
Net realized gain (loss) on:
  Securities transactions                                 (1,809,127)        5,603,183          (705,833)
Net change in unrealized gain (loss) of:
  Securities                                              10,481,884        74,050,960         3,615,574
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  from operations                                          9,890,472        79,991,214         3,285,433
Distributions to shareholders from:
  Net investment income                                   (1,185,291)               --          (369,322)
  Net investment income:
    Advisor Class                                                 --          (333,186)               --
    Institutional Class                                           --           (63,459)               --
  Net realized gain on investments:
    Advisor Class                                                 --        (5,716,987)               --
    Institutional Class                                           --          (845,482)               --
Net increase (decrease) in net assets from
  capital share transactions                             (10,235,351)       14,097,396         3,055,022
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets                     (1,530,170)       87,129,496         5,971,133
NET ASSETS:
Beginning of year                                         90,050,712       228,907,719        15,325,569
                                                     ---------------   ---------------   ---------------
End of year                                          $    88,520,542   $   316,037,215   $    21,296,702
                                                     ===============   ===============   ===============
  Undistributed net investment income
    included in net assets at end of year            $        89,262   $            --   $        21,966

                       See Notes to Financial Statements.

                                                                                              SMALL
                                                                        INSTITUTIONAL    CAPITALIZATION
                                                      INTERNATIONAL     INTERNATIONAL        GROWTH
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)                         $    10,955,134   $     3,080,449   $      (527,860)
Net realized gain (loss) on:
  Securities transactions                                 74,274,452        11,912,340         4,676,166
  Foreign currency transactions                           (1,326,706)         (645,248)               --
Net change in unrealized gain (loss) of:
  Securities                                              53,256,507        43,250,971        (5,422,533)
  Foreign currency translation                               (84,565)          (50,372)               --
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                              137,074,822        57,548,140        (1,274,227)
Distributions to shareholders from:
  Net investment income                                   (7,392,852)         (383,325)               --
Net increase (decrease) in net assets from
  capital shares transactions                             63,613,032        26,959,344        (8,237,664)
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets                    193,295,002        84,124,159        (9,511,891)
NET ASSETS:
Beginning of period                                    1,037,465,020       474,370,581       101,642,934
                                                     ---------------   ---------------   ---------------
End of period                                        $ 1,230,760,022   $   558,494,740   $    92,131,043
                                                     ===============   ===============   ===============
  Undistributed net investment income
    included in net assets at end of period          $     8,610,685   $     3,072,497   $      (530,010)

                       FOR THE YEAR ENDED OCTOBER 31, 2003

                                                                                              SMALL
                                                                        INSTITUTIONAL    CAPITALIZATION
                                                      INTERNATIONAL     INTERNATIONAL        GROWTH
                                                        PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)                         $    30,283,924   $     7,064,490   $      (900,197)
Net realized loss on:
  Securities transactions                               (112,687,594)      (21,106,423)      (11,883,859)
  Foreign currency transactions                           (3,213,206)       (1,233,987)               --
Net change in unrealized gain (loss) of:
  Securities                                             285,321,774        77,987,486        44,226,816
  Foreign currency translation                               (15,774)            9,033                --
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets
  resulting from operations                              199,689,124        62,720,599        31,442,760
Distributions to shareholders from:
  Net investment income                                  (24,156,402)       (5,955,402)               --
Net increase (decrease) in net assets from
  capital share transactions                            (121,404,915)      153,835,975        (7,922,215)
                                                     ---------------   ---------------   ---------------
Net increase (decrease) in net assets                     54,127,807       210,601,172        23,520,545
NET ASSETS:
Beginning of year                                        983,337,213       263,769,409        78,122,389
                                                     ---------------   ---------------   ---------------
End of year                                          $ 1,037,465,020   $   474,370,581   $   101,642,934
                                                     ===============   ===============   ===============
  Undistributed net investment income
    included in net assets at end of year            $     5,048,403   $       375,373   $        (2,150)

                       See Notes to Financial Statements.

                                                          LARGE             LARGE
                                                           CAP               CAP
                                                           100             GROWTH
                                                      PORTFOLIO(1)      PORTFOLIO(1)
                                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)                         $        12,374   $        (2,069)
Net realized gain (loss) on:
  Securities transactions                                        674           (15,954)
Net change in unrealized gain (loss) of:
  Securities                                                (239,055)          (76,225)
                                                     ---------------   ---------------
Net increase (decrease) in net assets resulting
  from operations                                           (226,007)          (94,248)
Net increase (decrease) in net assets from
  capital shares transactions                             10,179,964         4,310,950
                                                     ---------------   ---------------
Net increase (decrease) in net assets                      9,953,957         4,216,702
NET ASSETS:
Beginning of period                                               --                --
                                                     ---------------   ---------------
End of period                                        $     9,953,957   $     4,216,702
                                                     ===============   ===============
  Undistributed net investment income
    included in net assets at end of period          $        12,374   $        (2,069)

----------
(1) Portfolio commenced operations on February 27, 2004.

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         GOVERNMENT CASH PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(3)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                                $            1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment
  operations:
Net investment income                                  0.005           0.011        0.019        0.048        0.060        0.049
Distributions to
  shareholders from:
  Net investment income                               (0.005)         (0.011)      (0.019)      (0.048)      (0.060)      (0.049)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $            1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                         0.46%           1.15%        1.95%        4.86%        6.15%        5.00%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:

Net assets, end of period
  (in 000's)                               $         460,074      $  450,167   $  533,034   $  421,509   $  413,742   $  405,907
Ratio of operating expenses
  to average net assets                                 0.17%(2)        0.13%        0.13%        0.11%        0.11%        0.11%
Ratio of net investment income
  to average net assets                                 0.91%(2)        1.16%        1.91%        4.86%        5.96%        4.87%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                                                                          TAX-EXEMPT CASH PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(3)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                                $            1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment
  operations:
Net investment income                                  0.004           0.009        0.012        0.029        0.038        0.030
Distributions to
  shareholders from:
  Net investment income                               (0.004)         (0.009)      (0.012)      (0.029)      (0.038)      (0.030)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $            1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                         0.40%           0.88%        1.25%        2.95%        3.88%        3.02%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $         519,366      $  596,630   $  607,069   $  541,881   $  437,134   $  350,032
Ratio of operating expenses
  to average net assets                                 0.17%(2)        0.14%        0.14%        0.11%        0.12%        0.12%
Ratio of net investment income
  to average net assets                                 0.80%(2)        0.88%        1.24%        2.88%        3.82%        2.97%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                                                                        CORE FIXED INCOME PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(3)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                                $           10.85      $    10.98   $    10.88   $    10.08   $    10.16   $    10.70
Income from investment
  operations:
Net investment income                                   0.21            0.44         0.54         0.65         0.69         0.63
Net realized and unrealized
  gain (loss) on investments                           (0.10)          (0.09)        0.10         0.82        (0.09)       (0.54)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total from investment
  operations                                            0.11            0.35         0.64         1.47         0.60         0.09
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders from:
Net investment income                                  (0.23)          (0.48)       (0.54)       (0.67)       (0.68)       (0.63)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total distributions                                    (0.23)          (0.48)       (0.54)       (0.67)       (0.68)       (0.63)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $           10.73      $    10.85   $    10.98   $    10.88   $    10.08   $    10.16
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                         0.96%           3.26%        6.18%       15.09%        6.19%        0.91%
                                           =================      ==========   ==========   ==========   ==========   ==========

Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $         189,751      $  192,410   $  188,298   $  178,811   $  174,092   $  230,684
Ratio of operating expenses
  to average net assets(4)                              0.17%(2)        0.14%        0.14%        0.11%        0.14%        0.12%
Ratio of gross expenses
  to average net assets                                 0.17%(2)        0.14%        0.24%        0.63%        1.02%        0.55%
Ratio of net investment income
  to average net assets                                 3.88%(2)        4.08%        5.19%        6.19%        8.56%        6.08%
Portfolio turnover rate                                   79%            205%         191%         138%         234%         191%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.
(4) Calculation does not include interest expense.

                       See Notes to Financial Statements.

                                                                        STRATEGIC EQUITY PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(3)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                                $           14.94      $    13.47   $    16.06   $    21.19   $    22.70   $    20.69
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment operations:
Net investment income                                   0.10            0.20         0.16         0.20         0.25         0.28
Net realized and unrealized
  gain (loss) on investments                            0.66            1.46        (2.59)       (5.09)        1.57         4.51
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Total from investment
  operations                                            0.76            1.66        (2.43)       (4.89)        1.82         4.79
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders from:
Net investment income                                  (0.11)          (0.19)       (0.16)       (0.24)       (0.25)       (0.28)
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net realized capital gains                                --              --           --           --        (3.08)       (2.50)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total distributions                                    (0.11)          (0.19)       (0.16)       (0.24)       (3.33)       (2.78)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $           15.59      $    14.94   $    13.47   $    16.06   $    21.19   $    22.70
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                         5.06%          12.43%      (15.20)%     (23.18)%       8.49%       23.88%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $          70,873      $   88,521   $   90,051   $  123,803   $  168,564   $  148,784
Ratio of operating expenses
  to average net assets                                 0.25%(2)        0.14%        0.14%        0.12%        0.14%        0.12%
Ratio of net investment income
  to average net assets                                 1.21%(2)        1.39%        1.04%        1.09%        1.00%        1.17%
Portfolio turnover rate                                   21%             79%          36%          41%          47%          40%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                                                                 SMALL CAP EQUITY PORTFOLIO ADVISOR SHARES
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(4)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                                $           18.28      $    13.93   $    15.57   $    17.04   $    15.04   $    15.28
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment operations:
Net investment income (loss)                           (0.03)           0.01         0.07         0.23         0.11         0.20
Net realized and unrealized
  gain (loss) on investments                            0.77            4.75        (0.90)        0.45         3.07        (0.25)
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Total from investment
  operations                                            0.74            4.76        (0.83)        0.68         3.18        (0.05)
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders from:
Net investment income                                     --           (0.02)       (0.07)       (0.24)       (0.11)       (0.19)
Net realized capital gains                                --           (0.39)       (0.74)       (1.83)       (1.07)          --
Tax Return of capital                                     --              --           --        (0.08)          --           --
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total distributions                                       --           (0.41)       (0.81)       (2.15)       (1.18)       (0.19)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $           19.02      $    18.28   $    13.93   $    15.57   $    17.04   $    15.04
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                         4.05%          34.23%       (5.32)%       3.84%       21.43%       (0.32)%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $         257,482      $  275,408   $  199,264   $  216,638   $  242,395   $  253,357
Ratio of operating expenses
  to average net assets                                 0.90%(2)        0.90%        0.90%        0.87%        0.90%        0.88%
Ratio of net investment income
  (expenses in excess of income)
  to average net assets                                (0.33)%(2)       0.10%        0.44%        1.28%        0.62%        1.27%
Portfolio turnover rate(3)                                42%             58%          67%          65%          67%          77%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Portfolio turnover is calculated at the fund level.
(4) Unaudited.

                       See Notes to Financial Statements.

                                                              SMALL CAP EQUITY PORTFOLIO INSTITUTIONAL SHARES
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(4)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of
  period                                   $           18.35      $    13.96   $    15.60   $    17.01   $    15.01   $    15.29
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment operations:
Net investment income (loss)                           (0.01)           0.05         0.11         0.26         0.14         0.23
Net realized and unrealized
  gain (loss) on investments                            0.78            4.76        (0.90)        0.46         3.06        (0.24)
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Total from investment
  operations                                            0.77            4.81        (0.79)        0.72         3.20        (0.01)
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders from:
Net investment income                                     --           (0.03)       (0.11)       (0.22)       (0.13)       (0.27)
Net realized capital gains                                --           (0.39)       (0.74)       (1.83)       (1.07)          --
Tax Return of capital                                     --              --           --        (0.08)          --           --
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total distributions                                       --           (0.42)       (0.85)       (2.13)       (1.20)       (0.27)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $           19.12      $    18.35   $    13.96   $    15.60   $    17.01   $    15.01
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                         4.20%          34.50%       (5.10)%       4.08%       21.65%       (0.10)%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $          41,619      $   40,629   $   29,644   $   30,417   $   27,353   $   28,455
Ratio of operating expenses
  to average net assets                                 0.70%(2)        0.70%        0.70%        0.66%        0.70%        0.68%
Ratio of net investment income
  (expenses in excess of income)
  to average net assets                                (0.13)%(2)       0.30%        0.64%        1.44%        0.82%        1.47%
Portfolio turnover rate(3)                                42%             58%          67%          65%          67%          77%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Portfolio turnover is calculated at the fund level.
(4) Unaudited.

                       See Notes to Financial Statements.

                                                                         LARGE CAP VALUE PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(3)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                                $            9.00      $     7.78   $     8.56   $    11.03   $    11.24   $    11.77
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment operations:
Net investment income                                   0.10            0.16         0.14         0.17         0.18         0.18
Net realized and unrealized
  gain (loss) on investments                            0.78            1.22        (0.79)       (1.49)       (0.15)        2.00
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Total from investment
  operations                                            0.88            1.38        (0.65)       (1.32)        0.03         2.18
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders from:
Net investment income                                  (0.09)          (0.16)       (0.13)       (0.18)       (0.16)       (0.19)
Net realized capital gains                                --              --           --        (0.97)       (0.08)       (2.52)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total distributions                                    (0.09)          (0.16)       (0.13)       (1.15)       (0.24)       (2.71)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $            9.79      $     9.00   $     7.78   $     8.56   $    11.03   $    11.24
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                         9.73%          18.01%       (7.64)%     (12.31)%       0.30%       19.59%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $          19,950      $   21,297   $   15,326   $   14,002   $   21,251   $   59,178
Ratio of operating expenses
  to average net assets                                 0.28%(2)        0.17%        0.17%        0.21%        0.23%        0.13%
Ratio of net investment income
  to average net assets                                 1.84%(2)        2.06%        1.75%        1.51%        1.50%        1.28%
Portfolio turnover rate                                   41%             96%          96%         174%         108%         105%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                                                                          INTERNATIONAL PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(3)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value,
  beginning of period                      $           13.99      $    11.67   $    12.89   $    15.79   $    17.87   $    15.66
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment operations:
Net investment income                                   0.14            0.40         0.33         0.35         0.45         0.48
Net realized and
  unrealized gain (loss)
  on investments                                        1.74            2.23        (1.31)       (2.91)       (1.09)        3.33
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Total from investment
  operations                                            1.88            2.63        (0.98)       (2.56)       (0.64)        3.81
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders from:
Net investment income                                  (0.10)          (0.31)       (0.24)       (0.34)       (0.33)       (0.57)
Net realized capital gains                                --              --           --           --        (1.11)       (1.03)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total distributions                                    (0.10)          (0.31)       (0.24)       (0.34)       (1.44)       (1.60)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value,
  end of period                            $           15.77      $    13.99   $    11.67   $    12.89   $    15.79   $    17.87
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                        13.46%          22.89%       (7.82)%     (16.34)%      (3.70)%      24.65%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $       1,230,760      $1,037,465   $  983,337   $1,219,138   $1,486,088   $1,500,559
Ratio of operating
  expenses to average
  net assets                                            0.14%(2)        0.14%        0.14%        0.11%        0.11%        0.11%
Ratio of net investment
  income to average
  net assets                                            1.91%(2)        3.14%        2.42%        2.34%        2.30%        2.52%
Portfolio turnover rate                                   25%             48%          33%          40%          36%          20%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.
                       See Notes to Financial Statements.

                                                                   INSTITUTIONAL INTERNATIONAL PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(3)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                                $           13.14      $    11.03   $    12.25   $    15.10   $    17.82   $    15.53
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment operations:
Net investment income                                   0.08            0.24         0.19         0.23         0.33         0.39
Net realized and unrealized
  gain (loss) on investments                            1.58            2.09        (1.28)       (2.86)       (1.37)        3.15
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Total from investment
  operations                                            1.66            2.33        (1.09)       (2.63)       (1.04)        3.54
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders from:
Net investment income                                  (0.01)          (0.22)       (0.13)       (0.16)       (0.24)       (0.40)
Net realized capital gains                                --              --           --           --        (1.44)       (0.85)
Tax Return of capital                                     --              --           --        (0.06)          --           --
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total distributions                                    (0.01)          (0.22)       (0.13)       (0.22)       (1.68)       (1.25)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end of period             $           14.79      $    13.14   $    11.03   $    12.25   $    15.10   $    17.82
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                        12.65%          21.32%       (9.02)%     (17.45)%      (5.87)%      22.98%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $         558,495      $  474,371   $  263,769   $  275,132   $  171,343   $  175,951
Ratio of operating expenses
  to average net assets                                 0.84%(2)        0.85%        0.85%        0.83%        0.84%        0.86%
Ratio of net investment income
  to average net assets                                 1.17%(2)        2.33%        1.72%        1.71%        1.65%        1.83%
Portfolio turnover rate                                   29%             42%          37%          53%          74%          20%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                                                                 SMALL CAPITALIZATION GROWTH PORTFOLIO
                                          ------------------------------------------------------------------------------------
                                               FOR THE                     FOR THE YEARS ENDED               FOR THE PERIOD
                                              SIX MONTHS                       OCTOBER 31,                DECEMBER 29, 1999(1)
                                                ENDED            --------------------------------------         THROUGH
                                          APRIL 30, 2004(4)         2003          2002          2001        OCTOBER 31, 2000
                                          -----------------      ----------    ----------    ----------   --------------------
Net asset value, beginning
  of period                               $            5.56      $     3.93    $     5.04    $     9.22   $              10.00
                                          -----------------      ----------    ----------    ----------   --------------------
Income from investment operations:
Net investment loss                                   (0.03)          (0.05)           --            --                  (0.03)
Net realized and unrealized
  gain (loss) on investments                          (0.05)           1.68         (1.11)        (4.18)                 (0.75)
                                          -----------------      ----------    ----------    ----------   --------------------
Total from investment
  operations                                          (0.08)           1.63         (1.11)        (4.18)                 (0.78)
                                          -----------------      ----------    ----------    ----------   --------------------

Net asset value, end of period            $            5.48      $     5.56    $     3.93    $     5.04   $               9.22
                                          =================      ==========    ==========    ==========   ====================

Total return(2)                                       (1.44)%         41.48%       (22.02)%      (45.34)%                (7.80)%
                                          =================      ==========    ==========    ==========   ====================
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                              $          92,131      $  101,643    $   78,122    $  105,052   $            182,847
Ratio of operating expenses
  to average net assets                                1.21%(3)        1.18%         1.23%         1.17%                  1.23%(3)
Ratio of net investment income
  (expenses in excess of income)
  to average net assets                               (1.04)%(3)      (1.04)%       (1.02)%       (0.83)%                (0.60)%(3)
Portfolio turnover rate                                  47%            114%           42%           67%                    78%

----------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.
(4) Unaudited.

                       See Notes to Financial Statements.

                                                                LARGE CAP 100 PORTFOLIO
                                                                -----------------------
                                                                    FOR THE PERIOD
                                                                 FEBRUARY 27, 2004(1)
                                                                       THROUGH
                                                                  APRIL 30, 2004(4)
                                                                 --------------------
Net asset value, beginning of period                             $              10.00
                                                                 --------------------
Income from investment operations:
Net investment income                                                            0.01
Net realized and unrealized gain (loss) on investments                          (0.32)
                                                                 --------------------

Total from investment operations                                                (0.31)
                                                                 --------------------

Net asset value, end of period                                   $               9.69
                                                                 ====================

Total return                                                                    (3.10)%(2)
                                                                 ====================
Ratios to average net assets/ Supplemental data:
Net assets, end of period (in 000's)                             $              9,954
Ratio of operating expenses to average net assets                                0.94%(3)
Ratio of net investment income to average net assets                             1.20%(3)
Portfolio turnover rate                                                             9%

----------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.
(4) Unaudited.

                       See Notes to Financial Statements.

                                                              LARGE CAP GROWTH PORTFOLIO
                                                              --------------------------
                                                                    FOR THE PERIOD
                                                                 FEBRUARY 27, 2004(1)
                                                                       THROUGH
                                                                  APRIL 30, 2004(4)
                                                                 --------------------
Net asset value, beginning of period                             $              10.00
                                                                 --------------------
Income from investment operations:
Net realized and unrealized gain (loss) on investments                          (0.42)
                                                                 --------------------

Total from investment operations                                                (0.42)
                                                                 --------------------

Net asset value, end of period                                   $               9.58
                                                                 ====================

Total return                                                                    (4.20)%(2)
                                                                 ====================
Ratios to average net assets/Supplemental data:
Net assets, end of period (in 000's)                             $              4,217
Ratio of operating expenses to average net assets                                0.98%(3)
Ratio of net investment income (expenses in excess of income)
  to average net assets                                                         (0.37)%(3)
Portfolio turnover rate                                                             8%

----------
(1) Commencement of operations.
(2) Total return represents aggregate total return for the period indicated.
(3) Annualized.
(4) Unaudited.

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                            GOVERNMENT CASH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                           APRIL 30, 2004 -- (UNAUDITED)

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
AGENCY DISCOUNT NOTES*(1) -- 15.6%

                 FEDERAL HOME LOAN BANK -- 10.8%
$    14,298,000    1.06% due 7/23/04                                                                     $    14,263,057
      9,701,000    1.016% due 8/6/04                                                                           9,674,443
     10,000,000    1.045% due 8/6/04                                                                           9,971,843
      3,341,000    1.01% due 8/11/04                                                                           3,331,439
      7,500,000    1.064% due 8/11/04                                                                          7,477,390
      5,000,000    1.134% due 10/6/04                                                                          4,975,115
                                                                                                         ---------------
                                                                                                              49,693,287
                                                                                                         ---------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.5%
      5,000,000    1.05% due 7/20/04                                                                           4,988,333
      1,500,000    1.02% due 7/27/04                                                                           1,496,302
      7,500,000    1.049% due 8/24/04                                                                          7,474,868
      1,550,000    1.034% due 9/15/04                                                                          1,543,901
      5,000,000    1.055% due 9/21/04                                                                          4,979,047
                                                                                                         ---------------
                                                                                                              20,482,451
                                                                                                         ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.3%
      1,400,000    1.07% due 11/12/04                                                                          1,391,886
                                                                                                         ---------------
                 TOTAL AGENCY DISCOUNT NOTES
                   (Cost $71,567,624)                                                                         71,567,624
                                                                                                         ---------------
AGENCY NOTES -- 45.1%

                 FEDERAL FARM CREDIT BANK -- 3.5%
      5,000,000    6.31% due 7/23/04                                                                           5,059,716
      3,000,000    1.14% due 7/29/04                                                                           3,000,000
      5,000,000    6.29% due 8/25/04                                                                           5,080,788
      3,000,000    3.875% due 12/15/04                                                                         3,049,688
                                                                                                         ---------------
                                                                                                              16,190,192
                                                                                                         ---------------
                 FEDERAL HOME LOAN BANK -- 17.5%
      1,000,000    5.33% due 5/5/04                                                                            1,000,464
      5,000,000    5.40% due 5/6/04                                                                            5,003,010
      6,750,000    4.875% due 5/14/04                                                                          6,758,874
      1,000,000    5.765% due 5/17/04                                                                          1,002,045
      2,000,000    3.10% due 5/28/04                                                                           2,002,878
      7,895,000    3.375% due 6/15/04                                                                          7,916,955
      5,100,000    4.75% due 6/28/04                                                                           5,129,559
      8,000,000    7.00% due 6/29/04                                                                           8,077,196
      1,875,000    7.36% due 7/1/04                                                                            1,894,554
      5,000,000    1.01% due 7/23/04                                                                           4,998,154
     14,200,000    6.25% due 8/13/04                                                                          14,407,455

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
AGENCY NOTES -- (CONTINUED)

                 FEDERAL HOME LOAN BANK -- (CONTINUED)
$     8,265,000    4.625% due 8/13/04                                                                    $     8,347,013
      2,800,000    2.25% due 8/13/04                                                                           2,809,425
      1,000,000    3.625% due 10/15/04                                                                         1,010,779
      2,000,000    4.125% due 11/15/04                                                                         2,032,635
      5,000,000    2.125% due 12/15/04                                                                         5,028,380
      2,925,000    4.125% due 1/14/05                                                                          2,983,625
                                                                                                         ---------------
                                                                                                              80,403,001
                                                                                                         ---------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 12.4%
     16,126,000    5.00% due 5/15/04                                                                          16,149,763
     21,017,000    6.25% due 7/15/04                                                                          21,239,371
      6,562,000    3.00% due 7/15/04                                                                           6,586,973
      9,930,000    4.50% due 8/15/04                                                                          10,028,188
      3,200,000    3.25% due 11/15/04                                                                          3,236,371
                                                                                                         ---------------
                                                                                                              57,240,666
                                                                                                         ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.3%
     13,710,000    5.625% due 5/14/04                                                                         13,731,821
      2,000,000    6.48% due 6/28/04                                                                           2,016,775
     17,357,000    6.50% due 8/15/04                                                                          17,626,885
     18,415,000    3.50% due 9/15/04                                                                          18,580,209
                                                                                                         ---------------
                                                                                                              51,955,690
                                                                                                         ---------------
                 STUDENT LOAN MARKETING ASSOCIATION -- 0.4%
      1,600,000    5.00% due 6/30/04                                                                           1,610,298
                                                                                                         ---------------
                 TOTAL AGENCY NOTES
                   (Cost $207,399,847)                                                                       207,399,847
                                                                                                         ---------------
FLOATING RATE BONDS -- 2.6%
      3,000,000    Federal Home Loan Bank 0.97% due 7/6/04                                                     2,999,773
      3,000,000    Federal National Mortgage Association 1.08% due 9/10/04                                     3,000,000
      6,000,000    Student Loan Marketing Association 0.989% due 8/19/04                                       6,000,000
                                                                                                         ---------------
                 TOTAL FLOATING RATE BONDS
                   (Cost $11,999,773)                                                                         11,999,773
                                                                                                         ---------------

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
REPURCHASE AGREEMENTS -- 35.6%
$   110,000,000  With Bear Stearns, Inc., dated 4/30/04, 1.03%, principal and interest in the amount of $110,009,442,
                   due 5/03/04, (collateralized by FNMA 2002-17 JF, with a
                   par value of $11,040,001, coupon rate of 2.10%, due 04/25/32, market value of $11,272,945, and FNMA 2003-97 CA,
                   with a par value of $100,000,000, coupon rate of 5.00%,
                   due 10/25/18, market value of $102,130,000)                                           $   110,000,000
     33,932,550  With Merrill Lynch & Co., dated 4/30/04, 1.03%, principal and interest in the amount of $33,935,378,
                   due 5/03/04, (collateralized by FHLMC ARM #1B0939 with a
                   par value of $19,451,912, coupon rate of 3.36%, due 07/01/33, market value of $19,377,995 and FHLMC ARM #1B0437
                   with a par value of $15,000,830, coupon rate of 4.43%,
                   due 09/01/32, market value of $15,248,343)                                                 33,932,550
     20,000,000  With Paine Webber, Inc. dated 4/30/04, 0.99%,
                   principal and interest in the amount of $20,001,650,
                   due 05/03/04, (collateralized by FNMA #254511 with a
                   par value of $19,900,702, coupon rate of5.50%,
                   due 11/01/17, market value of $20,398,219)                                                 20,000,000
                                                                                                         ---------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $163,932,550)                                                                       163,932,550
                                                                                                         ---------------
TOTAL INVESTMENTS
  (Cost $454,899,794)(2)                                                                         98.9%   $   454,899,794

OTHER ASSETS IN EXCESS OF LIABILITIES                                                             1.1          5,174,576
                                                                                                -----    ---------------
NET ASSETS                                                                                      100.0%   $   460,074,370
                                                                                                =====    ===============

----------
*   Percentages indicated are based on net assets.
(1) Rate represents annualized discount yield at date of purchase.
(2) Aggregate cost for federal tax purposes.
Abbreviations:
ARM -- Adjustable Rate Mortgage
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                            TAX-EXEMPT CASH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                         APRIL 30, 2004 -- (UNAUDITED)

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
VARIABLE/FLOATING RATE NOTES*(1) -- 96.9%

                 DAILY VARIABLE/FLOATING RATE NOTES -- 49.1%
$     1,900,000  Angelina & Neches River Authority, Texas, Industrial
                   Development Corp., Solid Waste Disposal Revenue, DATES,
                   Series B, (LOC: Bank of America),
                   1.10% due 5/1/14                                                                      $     1,900,000
      1,000,000  Angelina & Neches River Authority, Texas, Industrial
                   Development Corp., Solid Waste Disposal Revenue, DATES,
                   Series D, (LOC: Bank of America),
                   1.10% due 5/1/14                                                                            1,000,000
      5,800,000  California State, Series A, (LOC: Westdeutsche Landesbank
                   80% & JP Morgan Chase Bank 20%),
                   0.85% due 5/1/33                                                                            5,800,000
      2,100,000  Connecticut State Health & Educational Facilities Authority,
                   Revenue, Yale University, Series T-1,
                   1.05% due 7/1/29                                                                            2,100,000
      6,235,000  Dade County, Florida, Industrial Development Authority,
                   Pollution Control Revenue, Florida Power & Light,
                   1.17% due 4/1/20                                                                            6,235,000
     15,150,000  Delaware County, Pennsylvania, Industrial Development
                   Authority, Airport Facilities Revenue, United Parcel
                   Service Project, DATES,
                   1.11% due 12/1/15                                                                          15,150,000
      5,100,000  East Baton Rouge Parish, Louisiana, Pollution Control Revenue,
                   Revenue Refunding, Exxon Corp. Project,
                   1.04% due 11/1/19                                                                           5,100,000
      1,100,000  Hapeville, Georgia, Development Authority, Industrial
                   Development Revenue, Hapeville Hotel Ltd.,
                   (LOC: Bank of America),
                   1.08% due 11/1/15                                                                           1,100,000
      1,900,000  Harris County, Texas, Industrial Development Corp.,
                   Pollution Control Revenue, Exxon Corp.,
                   1.03% due 3/1/24                                                                            1,900,000
      7,020,000  Idaho State Health Facilities Authority, Revenue, St. Luke's
                   Medical Center Project, (SPA: Harris Trust & Savings Bank),
                   (FSA Insured),
                   1.10% due 7/1/30                                                                            7,020,000
      9,200,000  Irvine Ranch, California, Water District Revenue, Certificates of
                   Participation, (LOC: Landesbank Baden-Wurttemberg),
                   1.08% due 8/1/16                                                                            9,200,000
      1,860,000  Irvine Ranch, California, Water District Revenue, Series A,
                   (LOC: BankAmerica),
                   1.03% due 5/1/09                                                                            1,860,000

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
VARIABLE/FLOATING RATE NOTES*(1) -- (CONTINUED)
                 DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
                 Irvine Ranch, California, Water District Revenue, Series A,
                   (LOC: State Street Bank & Trust Co.):
$     1,340,000    0.96% due 9/1/06                                                                      $     1,340,000
      1,000,000    1.08% due 1/1/21                                                                            1,000,000
      1,600,000  Irvine, California, Improvement Board, Limited Obligation,
                   Special Assessment, Assessment District 93-14,
                   (LOC: BankAmerica),
                   1.08% due 9/2/25                                                                            1,600,000
        600,000  Irvine, California, Special Assessment, Assessment District
                   00-18, Series A, (LOC: Bank of New York),
                   1.09% due 9/2/26                                                                              600,000
      1,000,000  Jackson County, Mississippi, Port Facilities Revenue,
                   Chevron USA Project, Refunding,
                   1.10% due 6/1/23                                                                            1,000,000
      4,000,000  Jacksonville, Florida, Pollution Control Revenue, Refunding,
                   Florida Power & Light Co.,
                   1.17% due 5/1/29                                                                            4,000,000
      3,600,000  Joliet, Illinois, Regional Port District, Revenue Refunding,
                   Exxon Corp. Project,
                   1.03% due 10/1/24                                                                           3,600,000
      9,375,000  Kansas State Department of Transportation, Highway Liquidity
                   Provider Revenue, Series B-1, Pooled Money Investment Board,
                   1.05% due 9/1/20                                                                            9,375,000
      5,125,000  Kansas State Department of Transportation, Highway Liquidity
                   Provider Revenue, Series B-2, Pooled Money Investment Board,
                   1.28% due 9/1/20                                                                            5,125,000
      4,400,000  Kemmerer, Wyoming, Pollution Control Revenue, DATES,
                   Exxon Corp. Project,
                   1.03% due 11/1/14                                                                           4,400,000
      9,825,000  Lehigh County, Pennsylvania, General Purpose Authority,
                   Lehigh Valley Hospital, Series A, (SPA: J.P. Morgan Chase),
                   (AMBAC Insured),
                   1.28% due 7/1/28                                                                            9,825,000
      5,200,000  Lincoln County, Wyoming, Pollution Control Revenue,
                   Exxon Corp. Project, Class B,
                   1.03% due 11/1/14                                                                           5,200,000
      5,000,000  Lincoln County, Wyoming, Pollution Control Revenue,
                   Exxon Corp. Project, Class C,
                   1.03% due 11/1/14                                                                           5,000,000
     12,440,000  Los Angeles, California, Regional Airports Improvement Corp.,
                   Lease Revenue, Sublease - Los Angeles International Airport,
                   LAX Two Corp., (LOC: Societe Generale),
                   1.10% due 12/1/25                                                                          12,440,000

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
VARIABLE/FLOATING RATE NOTES*(1) -- (CONTINUED)
                 DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$    13,000,000  Loudoun County, Virginia, Industrial Development Authority
                   Revenue, Howard Hughes Medical Institute, Series E,
                   0.94% due 2/15/38                                                                     $    13,000,000
     11,150,000  Louisiana State, Public Facilities Authority, Industrial
                   Development, Kenner Hotel Ltd., (LOC: BankAmerica, NA),
                   1.08% due 12/1/15                                                                          11,150,000
      4,220,000  Massachusetts State Health & Educational Facilities Authority
                   Revenue, Capital Asset Project, Series D, (SPA: State Street
                   Bank & Trust Co.), (MBIA Insured),
                   1.08% due 1/1/35                                                                            4,220,000
      2,300,000  Massachusetts State, Central Artery, Series A, (SPA:
                   Landesbank Baden-Wurttemberg),
                   1.10% due 12/1/30                                                                           2,300,000
      4,800,000  Metropolitan Water District, Southern California Waterworks
                   Revenue, Series B-3, (SPA: Westdeutsche Landesbank),
                   1.08% due 7/1/35                                                                            4,800,000
     11,695,000  New Jersey, Economic Development Authority Revenue,
                   Stolthaven Project, Series A, (LOC: Citibank NA),
                   1.03% due 1/15/18                                                                          11,695,000
     16,580,000  New Jersey, State Educational Facilities Authority Revenue,
                   Princeton University, Series F,
                   1.07% due 7/1/23                                                                           16,580,000
     11,100,000  New York City, New York, General Obligation, Subseries A-7,
                   (SPA: Bank of Nova Scotia), (AMBAC Insured),
                   1.05% due 11/1/24                                                                          11,100,000
      4,310,000  New York City, New York, General Obligations,
                   Subseries B-2, (LOC: J.P. Morgan Chase),
                   1.06% due 8/15/19                                                                           4,310,000
                 New York City, New York, Municipal Water Finance Authority,
                   Water & Sewer System Revenue, Series C, (FGIC Insured):
      1,540,000    1.08% due 6/15/22                                                                           1,540,000
      4,600,000    1.08% due 6/15/23                                                                           4,600,000
      5,900,000  New York City, New York, Municipal Water Finance Authority,
                   Water & Sewer System Revenue, Series C,
                   (SPA: Credit Local de France),
                   1.26% due 6/15/33                                                                           5,900,000
     11,900,000  Newport Beach, California, Hoag Memorial Presbyterian
                   Hospital Revenue, (SPA: BankAmerica),
                   1.28% due 10/1/22                                                                          11,900,000
        300,000  North Carolina State Medical Care Commission, Hospital
                   Revenue, ACES, Pooled Financing Projects, Series B,
                   (LOC: Wachovia Bank),
                   1.40% due 10/1/13                                                                             300,000

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
VARIABLE/FLOATING RATE NOTES*(1) -- (CONTINUED)
                 DAILY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$       400,000  North Carolina State Medical Care Commission,
                   Hospital Revenue, Pooled Financing Projects, Series A,
                   (LOC: Bank of America NA),
                   1.02% due 10/1/16                                                                     $       400,000
      1,800,000  Orange County, California, Sanitation Districts Partnership,
                   Series B, Refunding, (SPA: Credit Locale de France),
                   1.09% due 8/1/30                                                                            1,800,000
      5,200,000  Peninsula Ports Authority, Virginia, Revenue Refunding,
                   Dominion Terminal Associates, Term PJ-C, (LOC: Citibank NA),
                   1.00% due 7/1/16                                                                            5,200,000
        900,000  State Gulf Coast Waste Disposal Authority, Texas Pollution
                   Control Revenue, Exxon Project,
                   1.03% due 10/1/24                                                                             900,000
      5,700,000  Uinta County, Wyoming, Pollution Control Revenue, Chevron
                   USA Project, Refunding,
                   1.10% due 8/15/20                                                                           5,700,000
      4,700,000  Union County, New Jersey, Pollution Control Financing
                   Authority, Revenue Refunding, Exxon Corp. Project,
                   0.99% due 10/1/24                                                                           4,700,000
      8,500,000  University of North Carolina at Chapel Hill, Hospital Revenue,
                   UPDATES, Series A, (SPA: Landesbank Hessen-Thuer),
                   1.28% due 2/15/31                                                                           8,500,000
      1,405,000  Valdez, Alaska, Marine Terminal Revenue,
                   Exxon Pipeline Co. Project,
                   1.95% due 10/1/25                                                                           1,405,000
                                                                                                         ---------------
                 TOTAL DAILY VARIABLE/FLOATING RATE NOTES
                   (Cost $254,870,000)                                                                       254,870,000
                                                                                                         ---------------
                 WEEKLY VARIABLE/FLOATING RATE NOTES -- 47.8%
      3,200,000  Alabama State Special Care Facilities Financing Authority,
                   Montgomery Hospital Revenue, (SPA: FGIC),
                   (LOC: Barclay's Bank),
                   1.00% due 4/1/15                                                                            3,200,000
      5,605,000  Bexar County, Texas Housing Finance Corp., Multi Family
                   Housing Revenue, Aamha LLC Project,
                   (Credit Support: FNMA),
                   1.10% due 12/15/25                                                                          5,605,000
      7,365,000  Burke County, Georgia, Development Authority, Pollution
                   Control Revenue, Oglethorpe Power Corp., Series A, (SPA:
                   Credit Local de France), (FGIC Insured),
                   1.08% due 1/1/19                                                                            7,365,000

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
VARIABLE/FLOATING RATE NOTES*(1) -- (CONTINUED)
                 WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$     3,520,000  Charlotte, North Carolina, Airport Revenue Refunding, Series A,
                   (SPA: Commerzbank A.G.), (MBIA Insured),
                   1.07% due 7/1/16                                                                      $     3,520,000
        895,000  Chicago, Illinois, O'Hare International Airport Revenue, General
                   Airport 2nd Lien, Series B, (LOC: Societe Generale),
                   1.06% due 1/1/15                                                                              895,000
      9,400,000  Clark County, Nevada, Airport Revenue, Sub Lien, Series B-2,
                   (LOC: Bayerische Landesbank),
                   1.07% due 7/1/29                                                                            9,400,000
      1,355,000  Clayton County, Georgia, Housing Authority, Multi Family
                   Housing Revenue Refunding, Huntington Woods Apartment
                   Project, Series A, (SPA: Societe Generale), (FSA Insured),
                   1.13% due 1/1/21                                                                            1,355,000
      1,000,000  Clayton County, Georgia, Housing Authority, Multi Family
                   Housing Revenue Refunding, Kimberly Forest Apartment
                   Project, Series B, (SPA: Societe Generale), (FSA Insured),
                   1.13% due 1/1/21                                                                            1,000,000
      1,100,000  Clayton County, Georgia, Housing Authority, Multi Family
                   Housing Revenue Refunding, Kings Arms Apartment Project,
                   Series D, (SPA: Societe Generale), (FSA Insured),
                   1.13% due 1/1/21                                                                            1,100,000
      2,335,000  Clayton County, Georgia, Housing Authority, Multi Family
                   Housing Revenue Refunding, Ten Oaks Apartment Project,
                   Series F, (SPA: Societe Generale), (FSA Insured),
                   1.13% due 1/1/21                                                                            2,335,000
      1,400,000  Colton, California, Redevelopment Agency, Multi Family
                   Revenue, Series A, (LOC: Coast Federal Bank & Federal Home
                   Loan Bank),
                   1.15% due 5/1/10                                                                            1,400,000
     10,100,000  Connecticut State Health & Educational Facilities Authority,
                   Revenue, Yale University, Series T-2,
                   0.93% due 7/1/29                                                                           10,100,000
      9,200,000  Connecticut State, General Obligations, Series B, (SPA:
                   Bayerische Landesbank),
                   1.07% due 5/15/14                                                                           9,200,000
      1,600,000  Dauphin County, Pennsylvania, General Authority, School
                   District Pooled Financing Program II, (SPA: Bank of Nova
                   Scotia), (AMBAC Insured),
                   1.15% due 9/1/32                                                                            1,600,000
      1,000,000  Delaware State River & Bay Authority, Revenue, Series B,
                   (SPA: Credit Locale de France), (AMBAC Insured),
                   1.06% due 1/1/30                                                                            1,000,000

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
VARIABLE/FLOATING RATE NOTES*(1) -- (CONTINUED)
                 WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$     1,900,000  Durham, North Carolina, Public Improvement,
                   (SPA: Wachovia Bank),
                   1.11% due 2/1/13                                                                      $     1,900,000
      6,900,000  Emmaus, Pennsylvania, General Authority Revenue,
                   (SPA: Wachovia Bank), (FSA Insured),
                   1.08% due 12/1/28                                                                           6,900,000
        600,000  Fairfax County, Virginia, Industrial Development Authority
                   Revenue, Fairfax Hospital, Series C,
                   1.08% due 10/1/25                                                                             600,000
      4,700,000  Florida State Housing Finance Agency, Multi Family Housing
                   Revenue, Buena Vista, (Wachovia & Barclays Bank PLC),
                   (FHLMC Insured),
                   1.03% due 11/1/07                                                                           4,700,000
      2,700,000  Florida State Housing Finance Agency, Multi Family Housing
                   Revenue, Series A, (LOC: FHLMC),
                   0.80% due 2/1/08                                                                            2,700,000
      2,400,000  Hamilton County, Ohio, Hospital Facilities Revenue, Health
                   Alliance of Greater Cincinnati, Series E, (SPA: Credit Suisse
                   First Boston), (MBIA Insured),
                   1.06% due 1/1/18                                                                            2,400,000
                 Honolulu City & County, Hawaii, General Obligations, Series A,
                   (LOC: Landesbank Hessen-Thuer):
      1,800,000    1.12% due 1/1/10                                                                            1,800,000
      8,000,000    1.12% due 1/1/11                                                                            8,000,000
      2,500,000  Illinois Health Facilities Authority, Revenue, Decatur Memorial
                   Hospital Project, Series A, (SPA: Northern Trust Company),
                   (MBIA Insured),
                   1.09% due 11/15/24                                                                          2,500,000
     16,700,000  Illinois State Housing Development Authority, Housing
                   Revenue, Illinois Center Apartments, GTY AGMT --
                   Metropolitan Life, (FHLMC Insured),
                   1.09% due 1/1/08                                                                           16,700,000
      2,800,000  Indiana State Health Facilities Financing Authority, Clarian
                   Health Obligations Group, Series C, (SPA: Westdeutsche
                   Landesbank),
                   1.35% due 3/1/30                                                                            2,800,000
      2,100,000  Iowa State Higher Education Loan Authority, Education Loan
                   Revenue, Private College Facility, ACES, (SPA: J.P. Morgan
                   Chase), (MBIA Insured),
                   1.12% due 12/1/15                                                                           2,100,000

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
VARIABLE/FLOATING RATE NOTES*(1) -- (CONTINUED)
                 WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$     1,355,000  Kentucky State, Area Development Districts Revenue, Ewing
                   Project, (LOC: Wachovia Bank),
                   1.18% due 6/1/33                                                                      $     1,355,000
      8,000,000  Lisle County, Illinois, Multi Family Housing Revenue Refunding,
                   Four Lakes Project Phase V, (FNMA Insured),
                   1.08% due 9/15/26                                                                           8,000,000
      6,000,000  Long Island, New York Electric System Revenue, Power
                   Authority, Series 7, Subseries 7-A, (SPA: Credit Suisse First
                   Boston), (MBIA Insured),
                   1.03% due 4/1/25                                                                            6,000,000
      2,000,000  Los Angeles County, California, Pension Obligation, Refunding,
                   Series C, (SPA: Bank of Nova Scotia), (AMBAC Inured),
                   1.06% due 6/30/07                                                                           2,000,000
        115,000  Los Angeles, California, Multi Family Housing Revenue, Series K,
                   (LOC: Coast Savings & Loan and FHLB),
                   1.10% due 7/1/10                                                                              115,000
      2,440,000  Louisiana State, Public Facilities Authority, Revenue, College &
                   University Equipment & Capital, Series A,
                   (SPA: Societe Generale), (FGIC Insured),
                   1.09% due 9/1/10                                                                            2,440,000
      8,800,000  Massachusetts State Health & Educational Facilities Authority
                   Revenue, Amherst College Project, Series F,
                   1.00% due 11/1/26                                                                           8,800,000
      5,000,000  Massachusetts State Health & Educational Facilities Authority
                   Revenue, Boston University Project, Series H, (SPA: State
                   Street Bank & Trust Co.),
                   1.06% due 12/1/15                                                                           5,000,000
        200,000  Massachusetts State Health & Educational Facilities Authority
                   Revenue, Capital Asset Project, Series G-1, (SPA: State Street
                   Bank & Trust Co.), (MBIA Insured),
                   1.07% due 1/1/19                                                                              200,000
        800,000  Massachusetts State Housing Finance Agency, Revenue
                   Refunding, Multi Family Housing Project, Series A, (FNMA
                   Collateral Agreement),
                   1.08% due 1/15/10                                                                             800,000
      9,300,000  Massachusetts State Water Resources Authority, General
                   Obligations, Series B, (LOC: Landesbank Hessen-Thuer),
                   1.05% due 8/1/28                                                                            9,300,000
      5,400,000  Mecklenburg County, North Carolina, Series C,
                   (LOC: Wachovia Bank),
                   1.05% due 2/1/18                                                                            5,400,000

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
VARIABLE/FLOATING RATE NOTES*(1) -- (CONTINUED)
                 WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$     1,000,000  Minnesota State, Higher Educational Facilities Authority Revenue,
                   Carleton College, Series G, (SPA: Wells Fargo Bank NA),
                   0.97% due 11/1/29                                                                     $     1,000,000
      6,200,000  Missouri State, Health & Educational Facilities Authority
                   Revenue, Christian Health Services, Series B,
                   (LOC: J.P. Morgan Chase),
                   1.08% due 12/1/19                                                                           6,200,000
      5,000,000  Moffat County, Colorado, Pollution Control Revenue, Electric
                   Utilities, (SPA: JP Morgan Chase Bank), (AMBAC Insured),
                   1.29% due 7/1/10                                                                            5,000,000
      9,900,000  New Jersey State Turnpike Authority Revenue, Series D,
                   (LOC: Societe Generale), (FGIC Insured),
                   1.07% due 1/1/18                                                                            9,900,000
      7,600,000  New York City, New York, Transitional Finance Authority
                   Revenue, Future Tax Secured, Series A-1, (SPA: Westdeutsche
                   Landesbank),
                   1.07% due 11/15/28                                                                          7,600,000
      1,850,000  New York City, New York, Transitional Finance Authority
                   Revenue, Recovery, Series 3, Subseries 3-C, (SPA: Bank of
                   New York),
                   0.80% due 11/1/22                                                                           1,850,000
      4,000,000  New York City, New York, Transitional Finance Authority
                   Revenue, Recovery, Series 3, Subseries 3-D, (SPA: New York
                   State Common Retirement Fund),
                   0.93% due 11/1/22                                                                           4,000,000
      4,300,000  New York State Housing Finance Agency Revenue, Liberty View
                   Apartments Project, Series A, (FNMA Insured),
                   1.08% due 11/15/19                                                                          4,300,000
     10,900,000  New York State, Local Government Assistance Corp., Series B,
                   (LOC: Westdeutsche Landesbank 50% & Bayerische
                   Landesbank 50%),
                   1.06% due 4/1/23                                                                           10,900,000
        400,000  Ohio State, University General Receipts,
                   1.04% due 12/1/07                                                                             400,000
                 Ohio State, University General Receipts, Series B:
     11,850,000    1.21% due 12/1/19                                                                          11,850,000
      3,800,000    1.21% due 12/1/29                                                                           3,800,000
      1,939,000  Roseville, Minnesota, Commercial Development Revenue,
                   Berger Transfer & Storage Project, Series F, (LOC: Wells
                   Fargo Bank NA),
                   1.07% due 12/1/15                                                                           1,939,000

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
VARIABLE/FLOATING RATE NOTES*(1) -- (CONTINUED)
                 WEEKLY VARIABLE/FLOATING RATE NOTES -- (CONTINUED)
$     4,200,000  Tulsa, Oklahoma, Industrial Authority Revenue Refunding,
                   University of Tulsa, Series B, (SPA: Credit Local de France),
                   (MBIA Insured),
                   1.09% due 10/1/26                                                                     $     4,200,000
      1,820,000  University of Utah, Auxiliary & Campus Facilities, Series A,
                   (SPA: Bank of Nova Scotia),
                   1.09% due 4/1/27                                                                            1,820,000
      8,000,000  University South Florida Foundation, Inc., Certificates of
                   Participation, (LOC: Wachovia Bank),
                   1.31% due 4/1/32                                                                            8,000,000
      3,700,000  Washington State, General Obligation, Series VR-96A, (SPA:
                   Landesbank Hessen-Thuer),
                   1.00% due 6/1/20                                                                            3,700,000
                 TOTAL WEEKLY VARIABLE/FLOATING RATE NOTES
                   (Cost $248,044,000)                                                                       248,044,000
                                                                                                         ---------------
                 TOTAL VARIABLE/FLOATING RATE NOTES
                   (Cost $502,914,000)                                                                       502,914,000
                                                                                                         ---------------
FIXED RATE BONDS -- 1.9%
      5,000,000  Philadelphia, Pennsylvania, Tax & Revenue Anticipation Notes:
                   2.00% due 6/30/04                                                                           5,007,311
      5,000,000  Texas State, Tax & Revenue Anticipation Notes:
                   2.00% due 8/31/04                                                                           5,013,679
                                                                                                         ---------------
                 TOTAL FIXED RATE BONDS
                   (Cost $10,020,990)                                                                         10,020,990
                                                                                                         ---------------
TOTAL INVESTMENTS
  (Cost $512,934,990)(2)                                                                         98.8%   $   512,934,990

OTHER ASSETS IN EXCESS OF LIABILITIES                                                             1.2          6,431,328
                                                                                        -------------    ---------------
NET ASSETS                                                                                      100.0%   $   519,366,318
                                                                                        =============    ===============

----------
*   Percentages indicated are based on net assets.
(1) Demand security; payable upon demand by the Fund with usually no more than thirty (30) calendar days' notice. The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these type ofsecurities reflect the next interest rate reset date or, when applicable, the final maturity date.
(2) Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

Abbreviations:
ACES -- Adjustable Convertible Extendable Securities
AMBAC -- American Municipal Bond Assurance Corporation
DATES -- Daily Adjustable Tax-Exempt Securities
FGIC -- Financial Guaranty Insurance Corporation
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance
SPA -- Stand-By Purchase Agreement
UPDATES -- Unit Price Demand Adjustable Tax-Exempt Securities

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                           CORE FIXED INCOME PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                           APRIL 30, 2004 -- (UNAUDITED)

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
AGENCY NOTES* -- 14.5%

                 FEDERAL HOME LOAN BANK -- 2.1%
$     4,000,000  1.875% due 6/15/06                                                                      $     3,944,080
                                                                                                         ---------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.1%
      2,000,000  5.125% due 10/15/08                                                                           2,107,634
                                                                                                         ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.3%
      5,000,000  5.25% due 4/15/07                                                                             5,301,470
      8,000,000  6.625% due 9/15/09                                                                            8,964,480
      2,000,000  5.50% due 3/15/11                                                                             2,115,034
      5,000,000  5.25% due 8/1/12                                                                              5,041,820
                                                                                                         ---------------
                                                                                                              21,422,804
                                                                                                         ---------------
                 TOTAL AGENCY NOTES
                   (Cost $28,287,698)                                                                         27,474,518
                                                                                                         ---------------
MORTGAGE-BACKED SECURITIES(1) -- 30.3%

                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.3%
         11,756  # 555359, 6.50% due 4/1/08                                                                       12,109
      4,286,985  # C00742, 6.50% due 4/1/29                                                                    4,467,015
        136,389  # D78677, 8.00% due 3/1/27                                                                      148,437
        133,481  # D84894, 8.00% due 12/1/27                                                                     144,869
         47,364  # G00807, 9.50% due 3/1/21                                                                       52,019
        244,944  # G10753, 6.50% due 9/1/09                                                                      258,575
      1,050,000  TBA, 5.00% due 5/1/19                                                                         1,056,890
                                                                                                         ---------------
                                                                                                               6,139,914
                                                                                                         ---------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 23.6%
      1,845,732  Series 1993-135, 6.50% due 7/25/08                                                              134,023
         23,670  # 125275, 7.00% due 3/1/24                                                                       25,111
        128,442  # 252806, 7.50% due 10/1/29                                                                     137,507
      3,246,093  # 254685, 5.00% due 4/1/18                                                                    3,268,959
        831,994  # 255159, 5.50% due 3/1/19                                                                      854,383
         98,569  # 259322, 6.50% due 11/1/31                                                                     102,604
        131,771  # 313795, 9.50% due 1/1/25                                                                      149,475
         50,385  # 313796, 9.50% due 2/1/21                                                                       56,500
        273,571  # 313815, 6.50% due 1/1/11                                                                      290,986
        495,054  # 373328, 8.00% due 3/1/27                                                                      537,733
        452,014  # 390895, 8.00% due 6/1/27                                                                      490,982
        297,207  # 395715, 8.00% due 8/1/27                                                                      322,829
      1,322,427  # 397602, 8.00% due 8/1/27                                                                    1,436,433
        247,133  # 405845, 8.00% due 11/1/27                                                                     268,439
        232,195  # 481401, 6.50% due 12/1/28                                                                     241,983
         36,682  # 499335, 6.50% due 8/1/29                                                                       38,207

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MORTGAGE-BACKED SECURITIES(1) -- (CONTINUED)
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$        50,070  # 506754, 7.00% due 7/1/29                                                              $        52,971
         12,312  # 514500, 7.00% due 11/1/29                                                                      13,026
         14,188  # 523497, 7.50% due 11/1/29                                                                      15,189
        290,500  # 535729, 6.50% due 2/1/16                                                                      307,765
        318,943  # 535962, 6.50% due 5/1/16                                                                      337,914
        500,752  # 555016, 6.50% due 10/1/17                                                                     530,537
         33,955  # 557515, 7.00% due 11/1/30                                                                      35,894
        116,708  # 581788, 7.00% due 7/1/31                                                                      123,374
        216,748  # 586181, 7.00% due 6/1/31                                                                      229,127
         38,630  # 588945, 7.00% due 6/1/31                                                                       40,836
        199,023  # 595134, 6.50% due 7/1/16                                                                      210,861
        893,819  # 596498, 6.00% due 7/1/16                                                                      932,820
        125,870  # 601291, 6.50% due 8/1/31                                                                      131,023
      1,092,110  # 607862, 7.00% due 9/1/31                                                                    1,154,485
        136,432  # 608777, 6.50% due 10/1/16                                                                     144,547
        512,502  # 624571, 7.00% due 3/1/32                                                                      541,797
      1,465,356  # 625990, 5.50% due 12/1/16                                                                   1,505,620
        598,958  # 632245, 7.00% due 4/1/32                                                                      633,167
         49,292  # 639703, 7.00% due 3/1/32                                                                       52,110
        279,480  # 643340, 6.50% due 3/1/17                                                                      296,092
        258,956  # 645895, 7.00% due 6/1/32                                                                      273,759
        167,187  # 656872, 6.50% due 8/1/32                                                                      174,047
        159,545  # 673087, 6.50% due 12/1/32                                                                     166,093
      2,365,118  # 677574, 7.00% due 2/1/33                                                                    2,500,311
      3,355,277  # 686230, 5.50% due 2/1/18                                                                    3,445,567
        363,886  # 687575, 7.00% due 2/1/33                                                                      384,695
        256,721  # 701705, 6.50% due 2/1/33                                                                      267,256
      2,852,127  # 740449, 5.50% due 9/1/18                                                                    2,928,877
      2,941,497  # 768557, 5.50% due 2/1/19                                                                    3,020,653
      2,000,000  TBA, 5.50% due 5/1/19                                                                         2,051,876
      2,000,000  TBA, 6.50% due 5/1/33                                                                         2,081,250
      5,000,000  TBA, 5.00% due 5/1/34                                                                         4,843,750
      6,850,000  TBA, 6.00% due 5/1/34                                                                         7,006,262
                                                                                                         ---------------
                                                                                                              44,789,705
                                                                                                         ---------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.4%
        181,843  # 460389, 7.00% due 5/15/28                                                                     193,589
         91,959  # 464049, 7.00% due 7/15/28                                                                      97,899
         97,364  # 466046, 7.00% due 9/15/28                                                                     103,653
        363,490  # 474717, 7.00% due 1/15/31                                                                     386,487
        284,895  # 476259, 7.00% due 8/15/28                                                                     303,298
        105,205  # 483491, 7.00% due 10/15/28                                                                    112,001

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MORTGAGE-BACKED SECURITIES(1) -- (CONTINUED)
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- (CONTINUED)
$       183,723  # 485264, 7.50% due 2/15/31                                                             $       197,338
         82,250  # 490998, 7.00% due 12/15/28                                                                     87,563
         41,452  # 493533, 7.00% due 1/15/31                                                                      44,075
         45,386  # 496632, 7.00% due 12/15/28                                                                     48,318
        100,859  # 530571, 7.50% due 2/15/31                                                                     108,333
         62,419  # 537649, 7.00% due 10/15/30                                                                     66,407
        374,776  # 539971, 7.00% due 1/15/31                                                                     398,487
         98,728  # 542916, 7.00% due 5/15/31                                                                     104,974
         54,728  # 547513, 7.00% due 4/15/31                                                                      58,191
         95,774  # 551415, 7.00% due 5/15/31                                                                     101,833
         41,744  # 551426, 7.00% due 5/15/31                                                                      44,385
         50,445  # 551484, 7.00% due 6/15/31                                                                      53,636
         29,507  # 552577, 7.00% due 5/15/32                                                                      31,368
         23,756  # 556417, 7.00% due 6/15/31                                                                      25,259
        109,981  # 557379, 7.00% due 5/15/31                                                                     116,939
        195,536  # 559304, 7.00% due 9/15/31                                                                     207,907
         76,289  # 564542, 7.00% due 11/15/31                                                                     81,116
         95,573  # 564543, 7.00% due 12/15/31                                                                    101,620
         22,792  # 565982, 7.00% due 7/15/32                                                                      24,230
         81,934  # 566254, 7.00% due 10/15/31                                                                     87,117
         17,003  # 570128, 7.00% due 12/15/31                                                                     18,078
         99,474  # 570140, 7.00% due 12/15/31                                                                    105,767
        196,827  # 570289, 7.00% due 1/15/32                                                                     209,243
         37,912  # 571365, 7.00% due 12/15/31                                                                     40,310
        104,654  # 573072, 7.00% due 9/15/31                                                                     111,275
        363,224  # 581406, 7.00% due 6/15/32                                                                     386,135
         92,602  # 593188, 7.00% due 7/15/32                                                                      98,443
         95,166  # 780995, 7.00% due 12/15/28                                                                    101,331
        550,607  # 781300, 7.00% due 6/15/31                                                                     585,780
        385,800  # 781533, 7.00% due 11/15/32                                                                    410,246
      1,200,000  TBA, 6.00% due 5/1/33                                                                         1,230,000
                                                                                                         ---------------
                                                                                                               6,482,631
                                                                                                         ---------------
                 TOTAL MORTGAGE-BACKED SECURITIES
                   (Cost $57,257,770)                                                                         57,412,250
                                                                                                         ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.0%

      1,319,519  Credit-Based Asset Servicing, 6.50% due 9/25/26                                               1,408,730
        609,750  Washington Mutual Mortgage Securities Corp.,
                   Series 2003-MS9 -- Class 1P, 0.00% due 12/25/33                                               560,100
                                                                                                         ---------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                   (Cost $1,804,625)                                                                           1,968,830
                                                                                                         ---------------

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
CORPORATE NOTES -- 31.7%

$     5,000,000  American General Finance, 4.50% due 11/15/07                                            $     5,149,895
      5,000,000  Citigroup, Inc., 7.25% due 10/1/10                                                            5,710,685
      5,000,000  General Electric Capital Corp., 5.875% due 2/15/12                                            5,306,790
      5,000,000  Goldman Sachs Group, Inc., 4.75% due 7/15/13                                                  4,756,405
      5,000,000  IBM Corp., 4.75% due 11/29/12                                                                 4,940,995
      5,000,000  JP Morgan Chase & Co., 5.625% due 8/15/06                                                     5,294,015
      6,000,000  Morgan Stanley, 4.75% due 4/1/14                                                              5,605,740
      3,000,000  Procter & Gamble Co. (The), 4.75% due 6/15/07                                                 3,135,258
      4,000,000  Procter & Gamble Co. (The), 4.85% due 12/15/15                                                3,917,628
      6,000,000  US Bancorp, 5.10% due 7/15/07                                                                 6,307,398
      5,000,000  Wal-Mart Stores, Inc., 6.875% due 8/10/09                                                     5,644,675
      4,000,000  Wells Fargo Bank, 6.45% due 2/1/11                                                            4,411,620
                                                                                                         ---------------
                 TOTAL CORPORATE NOTES
                   (Cost $58,555,589)                                                                         60,181,104
                                                                                                         ---------------
US TREASURY NOTES/BONDS -- 17.8%

      8,108,960  U.S. Inflation Index Treasury Bond, 1.875% due 7/15/13                                        7,996,830
      4,350,000  U.S. Treasury Bond, 6.125% due 11/15/27                                                       4,783,299
      8,400,000  U.S. Treasury Bond, 6.125% due 8/15/29                                                        9,274,785
      1,000,000  U.S. Treasury Note, 4.375% due 5/15/07                                                        1,042,773
      5,000,000  U.S. Treasury Note, 3.25% due 8/15/08                                                         4,969,140
      6,000,000  U.S. Treasury Note, 3.875% due 2/15/13                                                        5,770,782
                                                                                                         ---------------
                 TOTAL US TREASURY NOTES/BONDS
                   (Cost $33,408,673)                                                                         33,837,609
                                                                                                         ---------------

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
REPURCHASE AGREEMENTS -- 13.7%

$        67,536  With Investors Bank & Trust Co., dated 4/30/04, 0.50%, principal and interest in the amount of $67,539,
                 due 5/03/04, (collateralized by FNMA 2001-46 F with a
                 par value of $71,607, coupon rate of 1.50%, due 09/18/31,
                 market value of $71,984)                                                                $        67,536
     25,900,000  With Merrill Lynch & Co., dated 4/30/04, 1.00%, principal and interest in the amount of $25,902,158,
                 due 5/03/04, (collateralized by FHLMC ARM #781196 with a
                 par value of $25,797,001, coupon rate of 3.50%,
                 due 02/01/34, market value of $26,429,028)                                                   25,900,000
                                                                                                         ---------------
                 TOTAL REPURCHASE AGREEMENTS
                   (Cost $25,967,536)                                                                         25,967,536
                                                                                                         ---------------
TOTAL INVESTMENTS
  (Cost $205,281,891)(2)                                                                        109.0%   $   206,841,847

LIABILITIES IN EXCESS OF OTHER ASSETS                                                            (9.0)       (17,090,786)
                                                                                        -------------    ---------------

NET ASSETS                                                                                      100.0%   $   189,751,061
                                                                                        =============    ===============

----------
*   Percentages indicated are based on net assets.
(1) Represents current face amount at April 30, 2004.
(2) Aggregate cost for federal tax purposes was $205,334,921.
Abbreviations:
ARM -- Adjustable Rate Mortgage
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
TBA -- To be announced

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                           STRATEGIC EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- 99.9%

                ADVERTISING -- 2.8%
       24,550   Omnicom Group, Inc.                                            $   1,951,970
                                                                               -------------
                AEROSPACE & DEFENSE -- 1.0%
        5,900   L-3 Communications Holdings, Inc.                                    364,266
        7,675   Lockheed Martin Corp.                                                366,097
                                                                               -------------
                                                                                     730,363
                                                                               -------------

                BANKING -- 9.7%
       27,480   Bank of America Corp.                                              2,211,865
       41,380   Citigroup, Inc.                                                    1,989,964
       27,450   Compass Bancshares, Inc.                                           1,052,982
       17,600   Wachovia Corp.                                                       805,200
       14,275   Wells Fargo & Co.                                                    805,966
                                                                               -------------
                                                                                   6,865,977
                                                                               -------------

                BEVERAGES, FOOD & TOBACCO -- 1.2%
       21,550   Sysco Corp.                                                          824,287
                                                                               -------------

                CAPITAL GOODS -- 1.8%
       14,620   United Technologies Corp.                                          1,261,121
                                                                               -------------

                COMMERCIAL SERVICES -- 1.4%
       12,975   ARAMARK Corp. - Class B                                              371,085
       13,950   Automatic Data Processing, Inc.                                      611,149
                                                                               -------------
                                                                                     982,234
                                                                               -------------

                COMPUTER SOFTWARE & PROCESSING -- 1.2%
       14,000   IMS Health, Inc.                                                     353,500
       43,025   Oracle Corp.(1)                                                      482,740
                                                                               -------------
                                                                                     836,240
                                                                               -------------

                COMPUTERS & INFORMATION -- 0.7%
       14,450   Dell, Inc.(1)                                                        501,559
                                                                               -------------

                CONSUMER PRODUCTS -- 4.2%
        9,705   Clorox Co.                                                           502,525
       16,200   Kellogg Co.                                                          694,980
       32,735   PepsiCo, Inc.                                                      1,783,730
                                                                               -------------
                                                                                   2,981,235
                                                                               -------------

                COSMETICS & PERSONAL CARE -- 3.5%
       10,575   Gillette Co.                                                         432,729
       19,425   Procter & Gamble Co. (The)                                         2,054,194
                                                                               -------------
                                                                                   2,486,923
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)

                ELECTRONIC TECHNOLOGY -- 5.2%
       63,950   Cisco Systems, Inc.(1)                                         $   1,334,636
       29,075   Flextronics International Ltd.(1)                                    468,108
       74,475   Intel Corp.                                                        1,916,242
                                                                               -------------
                                                                                   3,718,986
                                                                               -------------

                ENERGY -- 3.4%
       36,925   Equitable Resources, Inc.                                          1,735,106
       11,500   Talisman Energy, Inc.                                                654,695
                                                                               -------------
                                                                                   2,389,801
                                                                               -------------

                ENERGY MINERALS -- 3.0%
       50,395   Exxon Mobil Corp.                                                  2,144,307
                                                                               -------------

                FINANCIAL SERVICES -- 9.2%
       24,575   American Express Co.                                               1,202,946
       26,860   American International Group                                       1,924,519
       16,385   Fannie Mae                                                         1,125,977
       18,850   Goldman Sachs Group, Inc.                                          1,823,738
        6,000   Lehman Brothers Holdings, Inc.                                       440,400
                                                                               -------------
                                                                                   6,517,580
                                                                               -------------

                HEALTH CARE -- 0.7%
       14,875   Medco Health Solutions, Inc.(1)                                      526,575
                                                                               -------------

                HEALTH CARE FACILITY & SUPPLIES -- 1.0%
        6,375   Wellpoint Health Networks, Inc.(1)                                   712,024
                                                                               -------------

                HEALTH TECHNOLOGY -- 2.4%
       31,620   Johnson & Johnson                                                  1,708,429
                                                                               -------------

                INDUSTRIAL -- 1.6%
       13,425   3M Co.                                                             1,160,994
                                                                               -------------

                INSURANCE -- 0.8%
        6,430   Everest Re Group, Ltd.                                               547,707
                                                                               -------------

                MEDIA - BROADCASTING & PUBLISHING -- 2.4%
       58,350   Comcast Corp. - Class A(1)                                         1,691,567
                                                                               -------------

                MEDICAL PRODUCTS & SUPPLIES -- 3.8%
       12,620   Varian Medical Systems, Inc.(1)                                    1,083,301
       19,800   Zimmer Holdings, Inc.(1)                                           1,581,030
                                                                               -------------
                                                                                   2,664,331
                                                                               -------------

                MEDICAL SUPPLIES -- 0.6%
        8,250   Beckman Coulter, Inc.                                                460,680
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                MULTI-LINE INSURANCE -- 0.9%
       16,985   Willis Group Holdings, Ltd.                                    $     616,725
                                                                               -------------

                OIL & GAS -- 3.6%
       10,550   BP PLC ADR                                                           558,095
       22,045   ChevronTexaco Corp.                                                2,017,118
                                                                               -------------
                                                                                   2,575,213
                                                                               -------------

                PHARMACEUTICALS -- 6.2%
       18,675   Abbott Laboratories                                                  822,074
       21,075   Merck & Co., Inc.                                                    990,525
       72,695   Pfizer, Inc.                                                       2,599,573
                                                                               -------------
                                                                                   4,412,172
                                                                               -------------

                PROCESS INDUSTRIES -- 3.6%
       84,600   General Electric Co.                                               2,533,770
                                                                               -------------

                PRODUCER MANUFACTURING -- 3.1%
       39,585   Johnson Controls, Inc.                                             2,171,633
                                                                               -------------

                RETAILERS -- 8.8%
       55,700   Home Depot, Inc.                                                   1,960,083
       20,220   Lowe's Companies, Inc.                                             1,052,653
       38,750   Target Corp.                                                       1,680,588
       26,550   Wal-Mart Stores, Inc.                                              1,513,350
                                                                               -------------
                                                                                   6,206,674
                                                                               -------------

                TECHNOLOGY -- 8.8%
       15,925   Applied Materials, Inc.(1)                                           290,313
       62,275   EMC Corp.(1)                                                         694,989
       25,545   First Data Corp.                                                   1,159,488
       14,370   International Business Machines Corp.                              1,267,003
       94,815   Microsoft Corp.                                                    2,462,346
        5,365   QUALCOMM, Inc.                                                       335,098
                                                                               -------------
                                                                                   6,209,237
                                                                               -------------

                TELECOMMUNICATIONS -- 1.2%
       23,375   Verizon Communications, Inc.                                         882,173
                                                                               -------------

                TRANSPORTATION -- 2.1%
       21,300   United Parcel Service, Inc. - Class B                              1,494,195
                                                                               -------------

                TOTAL COMMON STOCKS
                   (Cost $58,296,619)                                             70,766,682
                                                                               -------------

                       See Notes to Financial Statements.

    FACE
   AMOUNT                                                                          VALUE
-------------                                                                  -------------
REPURCHASE AGREEMENT -- 0.6%

$     456,485   With Investors Bank & Trust Co., dated 4/30/04,
                  0.50%, principal and interest in the amount of
                  $456,491, due 5/03/04, (collateralized by FNMA
                  with a par value of $463,468, coupon rate of
                  3.90%, due 03/25/22, market value of $479,309)               $     456,485
                                                                               -------------

                TOTAL REPURCHASE AGREEMENT
                  (Cost $456,485)                                                    456,485
                                                                               -------------

TOTAL INVESTMENTS
  (Cost $58,753,104)(2)                                               100.5%   $  71,223,167

LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.5)        (349,870)
                                                                      -----    -------------

NET ASSETS                                                            100.0%   $  70,873,297
                                                                      =====    =============

----------
*    Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Aggregate cost for federal tax purposes was $58,920,685.
Abbreviation:
ADR -- American Depositary Receipt

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                           SMALL CAP EQUITY PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- 98.5%

                AEROSPACE & DEFENSE -- 1.7%
       64,640   Engineered Support Systems, Inc.                               $   3,143,443
       98,630   Herley Industries, Inc.(1)                                         2,056,435
                                                                               -------------
                                                                                   5,199,878
                                                                               -------------

                AIRLINES -- 1.0%
      160,370   Skywest, Inc.                                                      2,918,734
                                                                               -------------

                APPAREL RETAILERS -- 3.1%
       97,470   Finish Line, Inc. - Class A(1)                                     3,268,169
       92,855   Jos. A. Bank Clothiers, Inc.(1)                                    2,921,218
      142,560   Pacific Sunwear of California, Inc.(1)                             3,060,763
                                                                               -------------
                                                                                   9,250,150
                                                                               -------------

                AUTOMOTIVE -- 1.0%
      112,457   Monaco Coach Corp.                                                 2,931,754
                                                                               -------------

                BANKING -- 2.0%
      104,340   Oriental Financial Group                                           2,975,777
       80,910   Pacific Capital Bancorp                                            2,967,779
                                                                               -------------
                                                                                   5,943,556
                                                                               -------------

                BASIC INDUSTRY -- 9.0%
      133,100   American Axle and Manufacturing Holdings, Inc.(1)                  5,120,357
      108,640   AptarGroup, Inc.                                                   4,269,552
      388,400   Crown Holdings, Inc.(1)                                            3,278,096
      131,280   Georgia Gulf Corp.                                                 4,182,581
      101,650   Mettler-Toledo International, Inc.(1)                              4,555,953
       64,365   Moog, Inc. - Class A(1)                                            2,124,045
       83,460   Silgan Holdings, Inc.(1)                                           3,511,162
                                                                               -------------
                                                                                  27,041,746
                                                                               -------------

                BEVERAGES, FOOD & TOBACCO -- 0.6%
       50,330   J & J Snack Foods Corp.(1)                                         1,924,116
                                                                               -------------

                CHEMICALS -- 0.3%
       23,350   Cytec Industries, Inc.                                               918,122
                                                                               -------------

                COMMERCIAL SERVICES -- 2.1%
       68,780   Global Payments, Inc.                                              3,300,064
      114,180   MTC Technologies, Inc.(1)                                          2,992,658
                                                                               -------------
                                                                                   6,292,722
                                                                               -------------

                COMPUTER SOFTWARE & PROCESSING -- 0.6%
       72,242   F5 Networks, Inc.(1)                                               1,834,947
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                COMPUTERS & INFORMATION -- 2.2%
       93,040   Global Imaging Systems, Inc.(1)                                $   3,221,045
      179,650   Scientific Games Corp. - Class A(1)                                3,240,886
                                                                               -------------
                                                                                   6,461,931
                                                                               -------------

                CONSULTING SERVICES -- 1.0%
      184,810   Tetra Tech, Inc.(1)                                                3,069,694
                                                                               -------------

                CONSUMER SERVICES -- 8.3%
      144,730   CBRL Group, Inc.                                                   5,434,611
      165,824   Marvel Enterprises, Inc.(1)                                        3,148,998
      281,470   Nu Skin Asia Pacific, Inc. - Class A                               6,662,395
       72,020   Polaris Industries, Inc.                                           3,089,658
      220,390   Ruby Tuesday, Inc.                                                 6,594,069
                                                                               -------------
                                                                                  24,929,731
                                                                               -------------

                COSMETICS & PERSONAL CARE -- 0.8%
      108,880   Elizabeth Arden, Inc.(1)                                           2,384,472
                                                                               -------------

                EDUCATION -- 0.9%
       61,860   Bright Horizons Family Solution, Inc.(1)                           2,744,728
                                                                               -------------

                ELECTRONICS -- 2.7%
      196,920   Synaptics, Inc.(1)                                                 3,259,026
      147,000   Trimble Navigation, Ltd.(1)                                        3,682,350
      111,050   TTM Technologies, Inc.(1)                                          1,233,765
                                                                               -------------
                                                                                   8,175,141
                                                                               -------------

                ENERGY -- 5.4%
      105,100   Cabot Oil & Gas Corp.                                              3,752,070
       82,740   Houston Exploration Co. (The)(1)                                   3,701,788
       90,190   Oceaneering International, Inc.(1)                                 2,525,320
       92,000   Southwestern Energy Co.(1)                                         2,313,800
       69,640   Western Gas Resources, Inc.                                        3,791,898
                                                                               -------------
                                                                                  16,084,876
                                                                               -------------

                ENTERTAINMENT & LEISURE -- 2.7%
      100,910   4 Kids Entertainment, Inc.(1)                                      2,204,883
       63,820   Avid Technology, Inc.(1)                                           3,061,445
      119,190   Multimedia Games, Inc.(1)                                          2,655,553
                                                                               -------------
                                                                                   7,921,881
                                                                               -------------

                FINANCIAL SERVICES -- 4.3%
       42,935   Affiliated Managers Group, Inc.(1)                                 2,090,935
       82,740   FirstFed Financial Corp.(1)                                        3,344,351

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                FINANCIAL SERVICES -- (CONTINUED)
      126,956   Independent Bank Corp.                                         $   3,177,709
      136,365   R&G Financial Corp. - Class B                                      4,220,497
                                                                               -------------
                                                                                  12,833,492
                                                                               -------------

                HEALTH CARE -- 9.0%
      177,945   Amsurg Corp.(1)                                                    4,300,931
      160,900   Conmed Corp.(1)                                                    3,971,012
      123,280   Covance, Inc.(1)                                                   4,159,467
      114,920   Renal Care Group, Inc.(1)                                          5,686,242
      281,450   Select Medical Corp.                                               5,333,477
       74,550   Stericycle, Inc.(1)                                                3,564,981
                                                                               -------------
                                                                                  27,016,110
                                                                               -------------

                INDUSTRIAL -- 3.1%
      114,590   Gardner Denver, Inc.(1)                                            3,004,550
       63,820   Standard-Pacific Corp.                                             3,219,081
      124,550   WCI Communities, Inc.(1)                                           3,027,811
                                                                               -------------
                                                                                   9,251,442
                                                                               -------------

                INSURANCE -- 6.5%
      104,850   Amerigroup Corp.(1)                                                4,352,324
       96,426   Arch Capital Group, Ltd.(1)                                        3,874,397
       76,730   IPC Holdings, Ltd.                                                 2,823,664
      100,370   Scottish Re Group, Ltd.                                            2,196,096
       84,690   Selective Insurance Group, Inc.                                    3,028,514
       48,720   Stancorp Financial Group, Inc.                                     3,014,306
                                                                               -------------
                                                                                  19,289,301
                                                                               -------------

                OIL & GAS -- 2.8%
      167,820   Cimarex Energy Co.(1)                                              4,630,154
      321,110   KCS Energy, Inc.(1)                                                3,859,742
                                                                               -------------
                                                                                   8,489,896
                                                                               -------------

                PHARMACEUTICALS -- 1.2%
      138,393   Bradley Pharmaceuticals, Inc. - Class A(1)                         3,628,664
                                                                               -------------

                REIT -- 2.4%
      264,560   Equity Inns, Inc.                                                  2,169,392
      130,190   LaSalle Hotel Properties                                           2,864,180
      218,000   Winston Hotels, Inc.                                               2,007,780
                                                                               -------------
                                                                                   7,041,352
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                RETAILERS -- 5.2%
       83,100   AnnTaylor Stores Corp.(1)                                      $   3,368,043
      109,840   Dick's Sporting Goods, Inc.(1)                                     2,962,385
      141,820   Flowers Foods                                                      3,473,172
       77,280   Regis Corp.                                                        3,355,498
       80,190   Sharper Image Corp.(1)                                             2,450,606
                                                                               -------------
                                                                                  15,609,704
                                                                               -------------

                TECHNOLOGY -- 13.9%
       57,460   ANSYS, Inc.(1)                                                     2,128,893
      122,000   Avocent Corp.(1)                                                   3,914,980
       89,460   Benchmark Electronics, Inc.(1)                                     2,418,104
       63,280   CACI International, Inc. - Class A(1)                              2,879,240
      128,740   Digital River, Inc.(1)                                             3,315,055
       97,280   DSP Group, Inc.(1)                                                 2,410,598
      209,460   Electronics for Imaging, Inc.(1)                                   5,316,095
      246,740   Internet Security Systems, Inc.(1)                                 3,279,175
       92,735   Kronos, Inc.(1)                                                    3,382,973
       98,920   Manhattan Associates, Inc.(1)                                      2,657,980
      290,930   Methode Electronics, Inc.                                          3,299,146
       58,730   MICROS Systems, Inc.(1)                                            2,576,485
      135,290   Websense, Inc.(1)                                                  3,991,055
                                                                               -------------
                                                                                  41,569,779
                                                                               -------------

                TELECOMMUNICATIONS -- 0.9%
      146,740   Intrado, Inc.(1)                                                   2,522,461
                                                                               -------------

                UTILITIES -- 2.4%
      172,020   Energen Corp.                                                      7,113,027
                                                                               -------------

                WASTE MANAGEMENT -- 1.4%
      105,820   Waste Connections, Inc.(1)                                         4,261,371
                                                                               -------------

                TOTAL COMMON STOCKS
                  (Cost $244,123,402)                                            294,654,778
                                                                               -------------

                       See Notes to Financial Statements.

    FACE
   AMOUNT                                                                          VALUE
-------------                                                                  -------------
REPURCHASE AGREEMENT -- 2.0%

$   5,840,252   With Investors Bank & Trust Co., dated 4/30/04, 0.50%,
                  principal and interest in the amount of $5,840,495,
                  due 05/03/04, (collateralized by FNMA 2001-46 F with
                  a par value of $6,101,428, coupon rate of 1.5%, due
                  09/18/31, market value of $6,133,546)                        $   5,840,252
                                                                               -------------

                TOTAL REPURCHASE AGREEMENT
                  (Cost $5,840,252)                                                5,840,252
                                                                               -------------

TOTAL INVESTMENTS
  (Cost $249,963,654)(2)                                               100.5%  $ 300,495,030

LIABILITIES IN EXCESS OF OTHER ASSETS                                   (0.5)     (1,394,248)
                                                                       -----   -------------

NET ASSETS                                                             100.0%  $ 299,100,782
                                                                       =====   =============

----------
*    Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Aggregate cost for federal tax purposes was $250,342,114.
Abbreviations:
FNMA -- Federal National Mortgage Association
REIT -- Real Estate Investment Trust

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                            LARGE CAP VALUE PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- 98.0%

                AEROSPACE & DEFENSE -- 2.0%
        2,150   General Dynamics Corp.                                         $     201,283
        7,200   Goodrich Corp.                                                       207,288
                                                                               -------------
                                                                                     408,571
                                                                               -------------

                AUTOMOTIVE -- 2.0%
        2,425   BorgWarner, Inc.                                                     198,704
        4,325   DaimlerChrysler AG                                                   192,030
                                                                               -------------
                                                                                     390,734
                                                                               -------------

                BANKING -- 5.0%
        3,400   Countrywide Financial Corp.                                          201,620
        9,112   New York Community Bancorp, Inc.                                     228,438
       12,500   Wachovia Corp.                                                       571,875
                                                                               -------------
                                                                                   1,001,933
                                                                               -------------

                BASIC INDUSTRY -- 1.9%
       10,175   Bunge, Ltd.                                                          376,984
                                                                               -------------

                BEVERAGES, FOOD & TOBACCO -- 2.9%
        7,350   Altria Group, Inc.                                                   407,043
        4,900   Dean Foods Co.(1)                                                    164,542
                                                                               -------------
                                                                                     571,585
                                                                               -------------

                CAPITAL GOODS -- 2.2%
        5,025   United Technologies Corp.                                            433,456
                                                                               -------------

                CHEMICALS -- 2.4%
       12,325   Dow Chemical (The)                                                   489,179
                                                                               -------------

                COMMERCIAL SERVICES -- 2.8%
       23,200   Cendant Corp.                                                        549,376
                                                                               -------------

                COMPUTER SOFTWARE & PROCESSING -- 1.5%
        6,200   Affiliated Computer Services, Inc. - Class A(1)                      300,700
                                                                               -------------

                CONSUMER DURABLES -- 1.9%
       13,525   Masco Corp.                                                          378,835
                                                                               -------------

                COSMETICS & PERSONAL CARE -- 1.1%
        5,175   Gillette Co.                                                         211,761
                                                                               -------------

                ELECTRONICS -- 1.6%
        3,650   Canon, Inc. ADR                                                      190,931
       14,025   Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)                  133,658
                                                                               -------------
                                                                                     324,589
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                ENERGY -- 3.5%
       16,449   Exxon Mobil Corp.                                              $     699,905
                                                                               -------------

                FINANCIAL SERVICES -- 16.6%
        7,225   Bank of America Corp.                                                581,540
       18,508   Citigroup, Inc.                                                      890,050
        6,900   Federal Home Loan Mortgage Corp.                                     402,960
       11,026   J.P. Morgan Chase & Co.                                              414,578
        4,075   Lehman Brothers Holdings, Inc.                                       299,105
       14,875   MBNA Corp.                                                           362,652
        6,925   Morgan Stanley                                                       355,876
                                                                               -------------
                                                                                   3,306,761
                                                                               -------------

                HEALTH CARE -- 1.5%
        3,325   Anthem, Inc.(1)                                                      294,528
                                                                               -------------

                HEALTH CARE PROVIDERS -- 1.4%
        8,475   Manor Care, Inc.                                                     274,929
                                                                               -------------

                HEAVY MACHINERY -- 1.5%
        5,150   Eaton Corp.                                                          305,807
                                                                               -------------

                INDUSTRIAL -- 1.1%
        3,250   Ball Corp.                                                           214,500
                                                                               -------------

                INSURANCE -- 11.8%
        6,450   ACE, Ltd.                                                            282,768
        3,825   Aetna, Inc.                                                          316,519
        6,761   American International Group, Inc.                                   484,426
        4,700   Hartford Financial Services Group, Inc.                              287,076
       13,575   Prudential Financial, Inc.                                           596,485
        7,175   RenaissanceRe Holdings, Ltd.                                         378,051
                                                                               -------------
                                                                                   2,345,325
                                                                               -------------

                LODGING -- 1.9%
        6,750   Mandalay Resort Group                                                387,787
                                                                               -------------

                MEDIA - BROADCASTING & PUBLISHING -- 1.5%
        9,150   Cox Communications Inc. - Class A(1)                                 299,113
                                                                               -------------

                MEDICAL SUPPLIES -- 1.1%
        3,650   Guidant Corp.                                                        229,986
                                                                               -------------

                METALS -- 1.1%
       11,175   Anglo American PLC ADR                                               227,635
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                OIL & GAS -- 8.9%
        7,525   Anadarko Petroleum Corp.                                       $     403,190
       10,650   Chesapeake Energy Corp.                                              146,438
        5,000   ChevronTexaco Corp.                                                  457,500
        8,000   ConocoPhillips                                                       570,400
       19,550   Williams Cos., Inc.                                                  201,365
                                                                               -------------
                                                                                   1,778,893
                                                                               -------------

                PHARMACEUTICALS -- 1.0%
        5,850   Pfizer, Inc.                                                         209,196
                                                                               -------------

                PROCESS INDUSTRIES -- 1.2%
        8,150   General Electric Co.                                                 244,093
                                                                               -------------

                REIT -- 1.5%
        8,573   Friedman, Billings, Ramsey Group, Inc.                               158,601
        5,450   General Growth Properties, Inc.                                      147,750
                                                                               -------------
                                                                                     306,351
                                                                               -------------

                REIT - OFFICE/INDUSTRIAL -- 0.9%
        6,250   Plum Creek Timber Company, Inc.                                      184,750
                                                                               -------------

                RETAILERS -- 1.9%
        7,200   Lowe's Companies, Inc.                                               374,832
                                                                               -------------

                TECHNOLOGY -- 1.4%
        3,125   International Business Machines Corp.                                275,531
                                                                               -------------

                TECHNOLOGY SOFTWARE/SERVICES -- 1.7%
        7,350   First Data Corp.                                                     333,617
                                                                               -------------

                TELEPHONE -- 5.2%
        6,800   BellSouth Corp.                                                      175,508
       10,780   Verizon Communications, Inc.                                         406,837
       18,175   Vodafone Group PLC - Sponsored ADR                                   446,015
                                                                               -------------
                                                                                   1,028,360
                                                                               -------------

                TEXTILES, CLOTHING & FABRICS -- 1.1%
        5,975   Jones Apparel Group, Inc.                                            218,685
                                                                               -------------

                UTILITIES -- 2.9%
        5,150   Constellation Energy Group, Inc.                                     198,172
        6,800   Entergy Corp.                                                        371,280
                                                                               -------------
                                                                                     569,452
                                                                               -------------

                TOTAL COMMON STOCKS
                  (Cost $16,915,755)                                              19,547,739
                                                                               -------------

                       See Notes to Financial Statements.

    FACE
   AMOUNT                                                                          VALUE
-------------                                                                  -------------
REPURCHASE AGREEMENT -- 3.3%

$     652,916   With Investors Bank & Trust Co., dated 04/30/04,
                  0.50%, principal and interest in the amount of
                  $652,943, due 05/03/04, (collateralized by FNMA
                  1992-39 FB with a par value of $664,432, coupon
                  rate of 3.80%, due 03/25/22, market value of
                  $685,562)                                                    $     652,916
                                                                               -------------

                TOTAL REPURCHASE AGREEMENT
                  (Cost $652,916)                                                    652,916
                                                                               -------------

TOTAL INVESTMENTS
  (Cost $17,568,671)(2)                                                101.3%  $  20,200,655

LIABILITIES IN EXCESS OF OTHER ASSETS                                   (1.3)       (250,291)
                                                                       -----   -------------

NET ASSETS                                                             100.0%  $  19,950,364
                                                                       =====   =============

----------
*    Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Aggregate cost for federal tax purposes was $17,668,844.
Abbreviations:
ADR -- American Depositary Receipt
FNMA -- Federal National Mortgage Association
REIT -- Real Estate Investment Trust

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                             INTERNATIONAL PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

   SHARES                                                                           VALUE
-------------                                                                  ---------------
COMMON STOCKS* -- 94.2%

                UNITED KINGDOM -- 20.4%
    1,579,900   Allied Domecq PLC                                              $    12,606,401
    1,422,700   BOC Group PLC                                                       22,880,814
    1,450,000   Boots Group PLC                                                     15,718,082
    3,128,503   BP Amoco PLC                                                        27,058,364
    4,509,000   Centrica PLC                                                        17,479,219
      845,358   GlaxoSmithKline PLC                                                 17,502,571
    1,027,000   Johnson Matthey PLC                                                 16,261,815
    2,655,700   Lloyds TSB Group PLC                                                19,859,437
    2,882,000   Misys PLC                                                           10,609,683
      758,000   Next PLC                                                            18,760,039
      763,000   Royal Bank of Scotland Group PLC                                    22,917,742
    1,342,300   Scottish Power PLC                                                   9,126,875
    3,934,400   Tesco PLC                                                           17,363,287
    9,283,100   Vodafone Group PLC                                                  22,563,368
                                                                               ---------------
                                                                                   250,707,697
                                                                               ---------------

                JAPAN -- 17.6%
      857,000   Asahi Breweries, Ltd.                                                9,634,015
    3,523,000   Bank of Fukuoka Ltd.                                                18,556,394
      441,500   Canon, Inc.                                                         23,174,697
      379,000   Fuji Photo Film Co., Ltd.                                           12,197,543
      861,000   Kao Corp.                                                           20,567,835
    3,499,000   Nippon Express Co., Ltd.                                            20,460,133
    2,724,000   Nippon Yusen Kabushiki Kaisha                                       11,088,128
      705,000   Nomura Holdings, Inc.                                               11,453,334
    1,328,000   Sharp Corp.                                                         23,958,297
    3,038,000   Sumitomo Chemical Co., Ltd.                                         14,046,326
      434,300   Takeda Chemical Industries, Ltd.                                    17,520,829
      530,300   Toyota Motor Corp.                                                  19,182,240
      792,000   Yamaha Corp.                                                        14,862,790
                                                                               ---------------
                                                                                   216,702,561
                                                                               ---------------

                NETHERLANDS -- 7.8%
      533,100   ABN-AMRO Holdings N.V.                                              11,581,795
      359,400   Akzo Nobel N.V.                                                     13,085,236
      346,000   Heineken N.V.(1)                                                    14,586,419
    1,414,600   Reed Elsevier N.V.                                                  19,855,973
      263,400   Royal Dutch Petroleum Co.                                           12,798,253
      661,323   TPG N.V. ADR                                                        14,244,897
      156,700   Unilever N.V.                                                       10,312,563
                                                                               ---------------
                                                                                    96,465,136
                                                                               ---------------

                       See Notes to Financial Statements.

   SHARES                                                                           VALUE
-------------                                                                  ---------------
COMMON STOCKS* -- (CONTINUED)
                GERMANY -- 7.3%
      279,914   BASF AG                                                        $    14,428,687
      391,500   Bayerische Motoren Werke AG                                         16,865,613
      352,700   Continental AG                                                      15,295,508
      304,200   E.On AG                                                             20,147,180
      269,100   Metro AG                                                            11,921,419
      210,800   Schering AG                                                         11,070,574
                                                                               ---------------
                                                                                    89,728,981
                                                                               ---------------

                FRANCE -- 7.0%
      243,900   Assurances Generales De France                                      14,882,843
      376,520   Compagnie de Saint-Gobain                                           18,993,558
      124,155   LaFarge SA ADR                                                      10,334,249
      146,400   Societe BIC SA                                                       6,347,162
      456,750   Thomson                                                              8,807,129
      142,876   Total SA                                                            26,403,113
                                                                               ---------------
                                                                                    85,768,054
                                                                               ---------------

                SWITZERLAND -- 5.8%
      155,700   Ciba Specialty Chemicals AG Reg.(1)                                 10,799,584
      269,300   Logitech International SA(1)                                        11,674,406
       52,700   Nestle SA Reg.                                                      13,321,722
      364,600   Novartis AG                                                         16,241,285
      119,800   Zurich Financial Services AG(1)                                     18,927,209
                                                                               ---------------
                                                                                    70,964,206
                                                                               ---------------

                ITALY -- 4.9%
      687,074   Benetton Group SPA                                                   8,047,709
      720,000   ENI SPA                                                             14,624,744
       77,700   ENI SPA Sponsored ADR                                                7,916,076
    1,347,400   Mediaset SPA                                                        14,765,480
    2,700,000   Telecom Italia Mobile SPA(1)                                        15,392,198
                                                                               ---------------
                                                                                    60,746,207
                                                                               ---------------

                AUSTRALIA -- 4.7%
      774,100   Coca-Cola Amatil, Ltd.                                               3,852,422
      895,000   Commonwealth Bank of Australia                                      20,201,828
    6,700,000   John Fairfax Holdings Ltd.                                          16,212,023
    6,126,000   Qantas Airways, Ltd.                                                14,823,113
      930,000   WMC Resources Ltd.                                                   3,217,630
                                                                               ---------------
                                                                                    58,307,016
                                                                               ---------------

                       See Notes to Financial Statements.

   SHARES                                                                           VALUE
-------------                                                                  ---------------
COMMON STOCKS* -- (CONTINUED)
                IRELAND -- 3.6%
    1,174,800   Allied Irish Banks PLC                                         $    16,968,411
      870,615   CRH PLC                                                             18,476,503
      563,600   Irish Life & Permanent PLC                                           8,720,942
                                                                               ---------------
                                                                                    44,165,856
                                                                               ---------------

                SPAIN -- 3.1%
      319,892   ACS, Actividades de Construccion y Servicios SA                     15,527,799
    1,251,154   Endesa SA                                                           22,911,218
                                                                               ---------------
                                                                                    38,439,017
                                                                               ---------------

                HONG KONG -- 1.6%
   14,211,000   Hang Lung Properties Ltd.                                           19,222,151
                                                                               ---------------

                DENMARK -- 1.3%
    2,443,440   Nordea AB                                                           16,518,233
                                                                               ---------------

                SWEDEN -- 1.3%
      496,900   Sandvik AB(1)                                                       16,178,987
                                                                               ---------------

                TAIWAN -- 1.3%
   13,600,000   Compal Electronics, Inc.                                            15,311,258
                                                                               ---------------

                BELGIUM -- 1.1%
      626,400   Fortis - Brussels Shares                                            13,623,777
                                                                               ---------------

                NORWAY -- 1.1%
      200,800   Norsk Hydro ASA                                                     11,781,498
      200,800   Yara International ASA(1)                                            1,417,873
                                                                               ---------------
                                                                                    13,199,371
                                                                               ---------------

                MEXICO -- 1.0%
      345,000   Telefonos de Mexico SA de CV ADR                                    11,778,300
                                                                               ---------------

                CANADA -- 0.9%
      204,000   Talisman Energy, Inc.                                               11,607,166
                                                                               ---------------

                SINGAPORE -- 0.9%
    8,013,000   Singapore Telecommunications, Ltd.                                  11,020,259
                                                                               ---------------

                GREECE -- 0.8%
      849,000   Bank of Piraeus                                                     10,005,360
                                                                               ---------------

                NEW ZEALAND -- 0.7%
    2,368,406   Telecom Corp. of New Zealand, Ltd.                                   8,398,344
                                                                               ---------------

                TOTAL COMMON STOCKS
                  (Cost $924,341,504)                                            1,158,857,937
                                                                               ---------------

                       See Notes to Financial Statements.

    FACE
   AMOUNT                                                                           VALUE
-------------                                                                  ---------------
REPURCHASE AGREEMENT -- 7.0%

$  86,507,179   With Investors Bank & Trust Co., dated 04/30/04,
                  0.50%, principal and interest in the amount of
                  $86,510,784, due 05/03/04, (collateralized by GNMA
                  #280801 with a par value of $48,743,197, coupon
                  rate of 4.00%, due 01/20/34, market value of
                  $49,629,582 and WAMU 2004-RS1 A13 with a par value
                  of $41,226,946, coupon rate of 1.60%, due
                  11/25/33, market value of $41,202,956)                       $    86,507,179
                                                                               ---------------

                  TOTAL REPURCHASE AGREEMENT
                  (Cost $86,507,179)                                                86,507,179
                                                                               ---------------

TOTAL INVESTMENTS
  (Cost $1,010,848,683)(2)                                             101.2%  $ 1,245,365,116

LIABILITIES IN EXCESS OF OTHER ASSETS                                   (1.2)      (14,605,094)
                                                                       -----   ---------------

NET ASSETS                                                             100.0%  $ 1,230,760,022
                                                                       =====   ===============

----------
*    Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Aggregate cost for federal tax purposes was $1,013,784,149.
Abbreviations:
ADR -- American Depositary Receipt
GNMA -- Government National Mortgage Association
WAMU -- Washington Mutual

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                             INTERNATIONAL PORTFOLIO
                      SECTOR DIVERSIFICATION -- (UNAUDITED)

   ON APRIL 30, 2004, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS:

                                                      % OF
                                                   NET ASSETS         VALUE
                                                   ----------    ---------------
INDUSTRIES:

     Finance                                           10.0%     $   123,641,684
     Energy                                             7.0           85,957,304
     Chemicals                                          6.2           76,658,520
     Industrial                                         5.4           66,747,401
     Automotive                                         5.4           66,206,151
     Utilities                                          5.2           63,963,573
     Pharmaceuticals                                    5.1           62,335,259
     Media - Broadcasting & Publishing                  4.8           59,640,605
     Beverages, Food & Tobacco                          4.4           54,000,979
     Retailers                                          4.1           50,336,333
     Banking                                            3.4           41,474,136
     Telecommunications                                 3.1           37,955,566
     Heavy Machinery                                    2.8           34,655,490
     Oil & Gas                                          2.6           32,103,963
     Transportation                                     2.6           31,548,261
     Technology                                         2.3           27,936,221
     Computers & Information                            2.1           25,920,941
     Electronics                                        1.9           23,958,297
     Cosmetics & Personal Care                          1.7           20,567,835
     Financial Services                                 1.6           20,174,276
     Telephone Systems                                  1.6           19,418,603
     Real Estate                                        1.6           19,222,151
     Insurance                                          1.5           18,927,209
     Food Retailers                                     1.4           17,363,287
     Miscellaneous                                      1.3           16,659,725
     Medical Supplies                                   1.3           15,718,082
     Heavy Construction                                 1.3           15,527,799
     Airlines                                           1.2           14,823,113
     Entertainment & Leisure                            1.0           12,197,543
     Mining                                             0.3            3,217,630
                                                   --------      ---------------
     TOTAL COMMON STOCKS                               94.2%     $ 1,158,857,937

     REPURCHASE AGREEMENT                               7.0           86,507,179
                                                   --------      ---------------

     TOTAL INVESTMENTS                                101.2%     $ 1,245,365,116
                                                   ========      ===============

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

   SHARES                                                                           VALUE
-------------                                                                  ---------------
COMMON STOCKS* -- 95.5%

                UNITED KINGDOM -- 21.0%
      692,600   Allied Domecq PLC                                              $     5,526,421
      661,600   BOC Group PLC                                                       10,640,294
      629,000   Boots Group PLC                                                      6,818,396
    1,418,017   BP Amoco PLC                                                        12,264,402
    1,964,000   Centrica PLC                                                         7,613,481
      521,719   GlaxoSmithKline PLC                                                 10,801,843
      438,500   Johnson Matthey PLC                                                  6,943,336
    1,208,800   Lloyds TSB Group PLC                                                 9,039,457
    2,623,000   Misys PLC                                                            9,656,211
      306,000   Next PLC                                                             7,573,314
      173,000   Royal Bank of Scotland Group PLC                                     5,196,290
      595,762   Scottish Power PLC                                                   4,050,842
    1,776,600   Tesco PLC                                                            7,840,488
    5,558,400   Vodafone Group PLC                                                  13,510,166
                                                                               ---------------
                                                                                   117,474,941
                                                                               ---------------

                JAPAN -- 17.5%
      377,000   Asahi Breweries, Ltd.                                                4,238,067
    1,596,000   Bank of Fukuoka Ltd.                                                 8,406,473
      191,800   Canon, Inc.                                                         10,067,739
      162,000   Fuji Photo Film Co., Ltd.                                            5,213,726
      399,000   Kao Corp.                                                            9,531,436
    1,532,000   Nippon Express Co., Ltd.                                             8,958,252
    1,217,000   Nippon Yusen Kabushiki Kaisha                                        4,953,837
      331,000   Nomura Holdings, Inc.                                                5,377,381
      609,000   Sharp Corp.                                                         10,986,900
    1,351,000   Sumitomo Chemical Co., Ltd.                                          6,246,408
      201,200   Takeda Chemical Industries, Ltd.                                     8,116,948
      242,600   Toyota Motor Corp.                                                   8,775,432
      366,000   Yamaha Corp.                                                         6,868,410
                                                                               ---------------
                                                                                    97,741,009
                                                                               ---------------

                NETHERLANDS -- 8.7%
      260,500   ABN-AMRO Holdings N.V.                                               5,659,459
      166,000   Akzo Nobel N.V.                                                      6,043,821
      165,000   Heineken N.V.(1)                                                     6,955,951
      646,500   Reed Elsevier N.V.                                                   9,074,570
      120,200   Royal Dutch Petroleum Co.                                            5,840,357
      326,200   TPG N.V. ADR                                                         7,028,215
      118,400   Unilever N.V.                                                        7,792,007
                                                                               ---------------
                                                                                    48,394,380
                                                                               ---------------

                       See Notes to Financial Statements.

   SHARES                                                                           VALUE
-------------                                                                  ---------------
COMMON STOCKS* -- (CONTINUED)
                GERMANY -- 7.3%
      129,653   BASF AG                                                        $     6,683,205
      172,100   Bayerische Motoren Werke AG                                          7,413,977
      165,200   Continental AG                                                       7,164,213
      139,700   E.On AG                                                              9,252,337
      119,900   Metro AG                                                             5,311,699
       97,500   Schering AG                                                          5,120,403
                                                                               ---------------
                                                                                    40,945,834
                                                                               ---------------

                FRANCE -- 7.3%
      110,600   Assurances Generales De France                                       6,748,842
      164,100   Compagnie de Saint-Gobain                                            8,278,027
       57,080   LaFarge SA ADR                                                       4,751,149
       62,200   Societe BIC SA                                                       2,696,677
      371,760   Thomson                                                              7,168,338
       59,979   Total SA                                                            11,083,963
                                                                               ---------------
                                                                                    40,726,996
                                                                               ---------------

                SWITZERLAND -- 6.5%
       68,000   Ciba Specialty Chemicals AG Reg.(1)                                  4,716,581
      137,600   Logitech International SA(1)                                         5,965,088
       27,500   Nestle SA Reg.                                                       6,951,563
      187,900   Novartis AG                                                          8,370,097
       65,700   Zurich Financial Services AG(1)                                     10,379,947
                                                                               ---------------
                                                                                    36,383,276
                                                                               ---------------

                ITALY -- 5.0%
      214,844   Benetton Group SPA                                                   2,516,471
      145,000   ENI SPA                                                              2,945,261
       80,000   ENI SPA Sponsored ADR                                                8,150,400
      592,300   Mediaset SPA                                                         6,490,718
    1,335,500   Telecom Italia Mobile SPA(1)                                         7,613,437
                                                                               ---------------
                                                                                    27,716,287
                                                                               ---------------

                AUSTRALIA -- 4.5%
      265,900   Coca-Cola Amatil, Ltd.                                               1,323,290
      442,400   Commonwealth Bank of Australia                                       9,985,797
    2,200,000   John Fairfax Holdings Ltd.                                           5,323,351
    2,836,600   Qantas Airways, Ltd.                                                 6,863,735
      526,444   WMC Resources Ltd.                                                   1,821,400
                                                                               ---------------
                                                                                    25,317,573
                                                                               ---------------

                       See Notes to Financial Statements.

   SHARES                                                                           VALUE
-------------                                                                  ---------------
COMMON STOCKS* -- (CONTINUED)
                IRELAND -- 3.5%
      536,900   Allied Irish Banks PLC                                         $     7,754,801
      378,642   CRH PLC                                                              8,035,508
      257,400   Irish Life & Permanent PLC                                           3,982,914
                                                                               ---------------
                                                                                    19,773,223
                                                                               ---------------

                SPAIN -- 3.1%
      140,079   ACS, Actividades de Construccion y Servicios SA                      6,799,540
      567,842   Endesa SA                                                           10,398,362
                                                                               ---------------
                                                                                    17,197,902
                                                                               ---------------

                DENMARK -- 1.3%
    1,100,483   Nordea AB                                                            7,439,526
                                                                               ---------------

                TAIWAN -- 1.3%
    6,500,000   Compal Electronics, Inc.                                             7,317,881
                                                                               ---------------

                SWEDEN -- 1.3%
      218,600   Sandvik AB(1)                                                        7,117,582
                                                                               ---------------

                MEXICO -- 1.2%
      190,500   Telefonos de Mexico SA de CV ADR                                     6,503,670
                                                                               ---------------

                NORWAY -- 1.1%
       92,000   Norsk Hydro ASA                                                      5,397,898
       92,000   Yara International ASA(1)                                              649,623
                                                                               ---------------
                                                                                     6,047,521
                                                                               ---------------

                BELGIUM -- 1.0%
      269,800   Fortis - Brussels Shares                                             5,867,968
                                                                               ---------------

                CANADA -- 1.0%
       96,000   Talisman Energy, Inc.                                                5,462,196
                                                                               ---------------

                HONG KONG -- 0.9%
    3,800,000   Hang Lung Properties Ltd.                                            5,139,974
                                                                               ---------------

                SINGAPORE -- 0.9%
    3,508,000   Singapore Telecommunications, Ltd.                                   4,824,544
                                                                               ---------------

                GREECE -- 0.6%
      280,675   Bank of Piraeus                                                      3,307,720
                                                                               ---------------

                NEW ZEALAND -- 0.5%
      716,000   Telecom Corp. of New Zealand, Ltd.                                   2,538,929
                                                                               ---------------

                TOTAL COMMON STOCKS
                  (Cost $465,025,550)                                              533,238,932
                                                                               ---------------

                       See Notes to Financial Statements.

    FACE
   AMOUNT                                                                           VALUE
-------------                                                                  ---------------
REPURCHASE AGREEMENT -- 5.6%

$  31,172,408   With Investors Bank & Trust Co., dated 04/30/04,

                  0.50%, principal and interest in the amount of
                  $31,173,706, due 05/03/04, (collateralized by
                  GNMAII #80641 with a par value of $32,761,283,
                  coupon rate of 3.00%, due 10/20/32, market value
                  of $32,731,028)                                              $    31,172,408
                                                                               ---------------

                TOTAL REPURCHASE AGREEMENT
                  (Cost $31,172,408)                                                31,172,408
                                                                               ---------------

TOTAL INVESTMENTS
  (Cost $496,197,958)(2)                                               101.1%  $   564,411,340

LIABILITIES IN EXCESS OF OTHER ASSETS                                   (1.1)       (5,916,600)
                                                                       -----   ---------------

NET ASSETS                                                             100.0%  $   558,494,740
                                                                       =====   ===============

----------
*  Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Aggregate cost for federal tax purposes was $497,788,182.
Abbreviations:
ADR -- American Depositary Receipt
GNMA -- Government National Mortgage Association

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                      INSTITUTIONAL INTERNATIONAL PORTFOLIO
                      SECTOR DIVERSIFICATION -- (UNAUDITED)

   ON APRIL 30, 2004, SECTOR DIVERSIFICATION OF THE PORTFOLIO WAS AS FOLLOWS:

                                                      % OF
                                                   NET ASSETS        VALUE
                                                   ----------    -------------
INDUSTRIES:
      Finance                                         10.0%      $  55,803,570
      Energy                                           7.7          42,737,020
      Chemicals                                        6.3          34,979,932
      Pharmaceuticals                                  5.8          32,409,291
      Automotive                                       5.4          30,222,032
      Utilities                                        5.4          30,205,211
      Industrial                                       5.4          30,125,130
      Media - Broadcasting & Publishing                5.0          28,056,977
      Beverages, Food & Tobacco                        4.5          24,995,292
      Telecommunications                               3.8          21,123,603
      Retailers                                        3.7          20,863,680
      Computers & Information                          3.1          16,974,092
      Heavy Machinery                                  2.7          15,153,090
      Transportation                                   2.5          13,912,089
      Banking                                          2.4          13,602,763
      Technology                                       2.3          12,908,424
      Electronics                                      2.0          10,986,900
      Oil & Gas                                        1.9          10,558,742
      Miscellaneous                                    1.9          10,488,684
      Insurance                                        1.9          10,379,947
      Cosmetics & Personal Care                        1.7           9,531,436
      Financial Services                               1.7           9,360,295
      Food Retailers                                   1.4           7,840,488
      Telephone Systems                                1.3           7,363,473
      Airlines                                         1.2           6,863,735
      Medical Supplies                                 1.2           6,818,396
      Heavy Construction                               1.2           6,799,540
      Entertainment & Leisure                          0.9           5,213,726
      Real Estate                                      0.9           5,139,974
      Mining                                           0.3           1,821,400
                                                     -----       -------------
      TOTAL COMMON STOCKS                             95.5%      $ 533,238,932

      REPURCHASE AGREEMENT                             5.6          31,172,408
                                                     -----       -------------
      TOTAL INVESTMENTS                              101.1%      $ 564,411,340
                                                     =====       =============

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                      SMALL CAPITALIZATION GROWTH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS -- 99.6%
                AEROSPACE & DEFENSE -- 0.5%
       33,450   Orbital Sciences Corp.(1)                                      $     430,836
                                                                               -------------
                AIRLINES -- 0.1%
        6,150   AirTran Holdings, Inc.(1)                                             75,091
                                                                               -------------
                APPAREL RETAILERS -- 1.7%
       14,700   Goody's Family Clothing, Inc.                                        183,603
       43,150   Jos. A. Bank Clothiers, Inc.(1)                                    1,357,499
                                                                               -------------
                                                                                   1,541,102
                                                                               -------------

                AUTOMOTIVE -- 1.4%
       38,600   LKQ Corp.(1)                                                         685,536
        9,150   TBC Corp.(1)                                                         255,651
       15,250   Wabash National Corp.(1)                                             387,502
                                                                               -------------
                                                                                   1,328,689
                                                                               -------------

                BANKING -- 1.7%
       60,300   Boston Private Financial Holdings, Inc.                            1,404,990
        9,050   Euronet Worldwide, Inc.(1)                                           175,841
                                                                               -------------
                                                                                   1,580,831
                                                                               -------------

                BASIC INDUSTRY -- 1.7%
       40,400   Trex Company, Inc.(1)                                              1,563,884
                                                                               -------------
                BEVERAGES, FOOD & TOBACCO -- 0.3%
        7,950   John B. Sanfilippo & Son, Inc.(1)                                    249,391
                                                                               -------------
                BIOTECHNOLOGY -- 2.9%
      132,650   Harvard Bioscience, Inc.(1)                                        1,163,340
                                                                               -------------
                BUILDING MATERIALS -- 1.3%
       29,200   Integrated Electrical Services, Inc.(1)                              284,700
       58,000   Merge Technologies, Inc.(1)                                          908,280
                                                                               -------------
                                                                                   1,192,980
                                                                               -------------

                BUSINESS SERVICES -- 1.0%
       52,400   NIC, Inc.(1)                                                         273,004
       11,900   SM&A(1)                                                               95,795
       25,550   SYKES Enterprises, Inc.(1)                                           139,758
       27,650   Ventiv Health, Inc.(1)                                               389,035
                                                                               -------------
                                                                                     897,592
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS -- (CONTINUED)
                CHEMICALS -- 0.6%
       16,200   Kronos, Inc.(1)                                                $     590,976
                                                                               -------------
                COMMERCIAL SERVICES -- 7.8%
       39,600   Asset Acceptance Capital Corp.(1)                                    743,688
       20,950   Ciphergen Biosystems, Inc.(1)                                        153,563
       41,950   Digitas, Inc.(1)                                                     415,724
       35,350   Duratek, Inc.(1)                                                     459,550
       21,100   eFunds Corp.(1)                                                      338,866
       25,800   iPayment Holdings, Inc.(1)                                           874,620
       36,300   MPS Group, Inc.(1)                                                   397,122
       67,000   Navigant Consulting, Inc.(1)                                       1,174,510
       53,350   Opsware, Inc.(1)                                                     390,522
       17,200   Providence Service Corp. (The)(1)                                    331,186
        7,450   Resources Connection, Inc.(1)                                        300,309
       13,100   Telik, Inc.(1)                                                       307,457
                                                                               -------------
                                                                                   5,887,117
                                                                               -------------

                COMMUNICATIONS -- 0.3%
       34,500   Ulticom, Inc.(1)                                                     323,610
                                                                               -------------
                COMPUTER SOFTWARE & PROCESSING -- 8.6%
       38,800   Altiris, Inc.(1)                                                     981,640
       32,600   Anteon International Corp.(1)                                      1,017,120
       17,300   Ascential Software Corp.(1)                                          294,100
       32,750   Corillian Corp.(1)                                                   141,480
       21,250   Corio, Inc.(1)                                                        55,250
        7,850   CoStar Group, Inc.(1)                                                309,525
        8,550   eCollege.com(1)                                                      154,584
       34,700   Open Solutions, Inc.(1)                                              858,131
       23,450   Openwave Systems, Inc.(1)                                            199,794
       15,150   QAD, Inc.(1)                                                         166,801
       12,850   RADVision, Ltd.(1)                                                   135,439
       13,100   Radware, Ltd.(1)                                                     276,803
       98,300   TradeStation Group, Inc.(1)                                          632,069
       48,600   Verint Systems, Inc.(1)                                            1,305,396
       21,550   WatchGuard Technologies(1)                                           149,988
       89,300   Witness Systems, Inc.(1)                                           1,257,344
                                                                               -------------
                                                                                   7,935,464
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS -- (CONTINUED)
                COMPUTERS & INFORMATION -- 1.2%
       50,200   Concur Technologies, Inc.(1)                                   $     519,570
       22,750   Scientific Games Corp. - Class A(1)                                  410,410
       46,950   SimpleTech, Inc.(1)                                                  185,452
                                                                               -------------
                                                                                   1,115,432
                                                                               -------------

                CONSULTING SERVICES -- 3.7%
       51,050   Charles River Associates, Inc.(1)                                  1,647,383
       33,750   Corporate Executive Board Co.                                      1,743,187
                                                                               -------------
                                                                                   3,390,570
                                                                               -------------

                CONSUMER SERVICES -- 4.0%
       52,900   Corinthian Colleges, Inc.(1)                                       1,619,798
       58,900   Education Management Corp.(1)                                      2,088,594
                                                                               -------------
                                                                                   3,708,392
                                                                               -------------

                COSMETICS & PERSONAL CARE -- 0.5%
       19,300   Elizabeth Arden, Inc.(1)                                             422,670
                                                                               -------------
                ELECTRICAL EQUIPMENT -- 0.5%
       23,450   Artesyn Technologies, Inc.(1)                                        215,974
        3,800   Littelfuse, Inc.(1)                                                  145,920
        8,600   Vicor Corp.(1)                                                       119,540
                                                                               -------------
                                                                                     481,434
                                                                               -------------

                ELECTRONIC TECHNOLOGY -- 1.1%
       67,800   O2Micro International, Ltd.(1)                                       983,100
                                                                               -------------
                ELECTRONICS -- 2.6%
       58,500   ASAT Holdings, Ltd. ADR(1)                                           123,435
       28,250   ASE Test, Ltd.(1)                                                    176,280
       28,450   AudioCodes, Ltd.(1)                                                  266,861
       23,600   ChipMOS TECHNOLOGIES (Bermuda), Ltd.(1)                              184,080
       24,600   Integrated Silicon Solutions, Inc.(1)                                337,758
        6,050   Lipman Electronic Engineering, Ltd.(1)                               269,225
       12,550   Metrologic Instruments, Inc.(1)                                      197,286
       13,750   Mykrolis Corp.(1)                                                    200,062
      108,800   Oplink Communications, Inc.(1)                                       208,896
        9,750   PLX Technology, Inc.(1)                                              126,555
       12,300   Veeco Intruments, Inc.(1)                                            279,825
                                                                               -------------
                                                                                   2,370,263
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS -- (CONTINUED)
                ENERGY -- 0.9%
       46,050   Brigham Exploration Co.(1)                                     $     395,569
       17,600   Southwestern Energy Co.(1)                                           442,640
                                                                               -------------
                                                                                     838,209
                                                                               -------------

                ENTERTAINMENT & LEISURE -- 1.2%
        4,000   Argosy Gaming Co.(1)                                                 148,760
       15,950   K2, Inc.(1)                                                          233,827
       19,150   Lexar Media, Inc.(1)                                                 178,095
       18,250   WMS Industries, Inc.(1)                                              515,380
                                                                               -------------
                                                                                   1,076,062
                                                                               -------------

                ENVIRONMENTAL -- 1.9%
       22,150   SunOpta, Inc.(1)                                                     207,988
       91,150   Tetra Tech, Inc.(1)                                                1,514,001
                                                                               -------------
                                                                                   1,721,989
                                                                               -------------

                FINANCIAL SERVICES -- 2.2%
       11,450   Cash America International, Inc.                                     244,915
       30,700   Factset Research Systems, Inc.                                     1,220,632
       25,350   Ocwen Financial Corp.(1)                                             275,555
       13,150   Saxon Capital Inc.(1)                                                286,013
                                                                               -------------
                                                                                   2,027,115
                                                                               -------------

                HEALTH CARE -- 1.4%
       30,900   Medicis Pharmaceutical Corp. - Class A(1)                          1,326,228
                                                                               -------------
                HEALTH CARE PROVIDERS -- 4.4%
       56,050   Centene Corp.(1)                                                   1,877,675
        5,550   Matria Healthcare, Inc.(1)                                           106,394
       17,750   Nektar Therapeutics(1)                                               359,438
       31,450   TLC Vision Corp.(1)                                                  373,626
       53,600   VistaCare, Inc. - Class A(1)                                       1,350,184
                                                                               -------------
                                                                                   4,067,317
                                                                               -------------

                HEALTH CARE SERVICES -- 5.1%
       59,500   Accredo Health, Inc.(1)                                            2,299,675
       97,950   Amsurg Corp.(1)                                                    2,367,452
       42,200   SFBC International, Inc.(1)                                        1,542,832
                                                                               -------------
                                                                                   6,209,959
                                                                               -------------

                HEAVY CONSTRUCTION -- 0.6%
       14,650   Levitt Corp. - Class A(1)                                            334,020
       16,050   Perini Corp.(1)                                                      226,305
                                                                               -------------
                                                                                     560,325
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS -- (CONTINUED)
                HEAVY MACHINERY -- 0.4%
       20,750   EnPro Industries, Inc.(1)                                      $     410,850
                                                                               -------------
                HOUSING & HOME FURNISHINGS -- 2.2%
       83,800   Select Comfort Corp.(1)                                            2,031,312
                                                                               -------------
                INSURANCE -- 1.1%
        8,000   Direct General Corp.                                                 286,000
       30,250   HealthExtras, Inc.(1)                                                384,780
        8,750   Molina Healthcare, Inc.(1)                                           312,025
                                                                               -------------
                                                                                     982,805
                                                                               -------------

                LODGING -- 0.3%
       44,950   La Quinta Corp. - Paired(1)                                          323,191
                                                                               -------------
                MEDIA -- 0.3%
       54,000   Homestore, Inc.(1)                                                   259,200
                                                                               -------------
                MEDICAL PRODUCTS & SUPPLIES -- 6.3%
       44,100   Align Technology, Inc.(1)                                            763,812
       48,663   American Medical System Holdings, Inc.(1)                          1,263,291
       32,450   CardioDynamics International Corp.(1)                                189,833
       29,650   Cell Therapeutics, Inc.(1)                                           252,322
        8,200   Closure Medical Corp.(1)                                             212,954
       47,900   Illumina, Inc.(1)                                                    359,729
       22,950   Impax Laboratories, Inc.(1)                                          477,590
       13,100   Martek Biosciences Corp.(1)                                          831,719
       48,650   Orthovita, Inc.(1)                                                   219,412
       39,000   Possis Medical, Inc.(1)                                              991,770
       32,600   TriPath Imaging, Inc.(1)                                             277,100
                                                                               -------------
                                                                                   5,839,532
                                                                               -------------

                METALS -- 1.7%
      119,300   Eldorado Gold Corp.(1)                                               298,250
       34,500   General Cable Corp.(1)                                               265,650
       57,200   Hecla Mining Co.(1)                                                  327,756
       76,250   Jacuzzi Brands, Inc.(1)                                              666,425
       27,350   Northgate Exploration, Ltd.(1)                                        48,136
                                                                               -------------
                                                                                   1,606,217
                                                                               -------------

                MINING -- 0.2%
       19,050   Golden Star Resources, Ltd.(1)                                        84,773
       44,650   Wheaton River Minerals, Ltd.(1)                                      113,858
                                                                               -------------
                                                                                     198,631
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS -- (CONTINUED)
                OIL & GAS -- 2.5%
       39,050   Energy Partners, Ltd.(1)                                       $     546,700
       19,150   Input/Output, Inc.(1)                                                151,094
       21,700   Oceaneering International, Inc.(1)                                   607,600
        8,000   Quicksilver Resources, Inc.(1)                                       347,600
       20,150   Whiting Petroleum Corp.(1)                                           510,803
       12,050   Willbros Group, Inc.(1)                                              174,484
                                                                               -------------
                                                                                   2,338,281
                                                                               -------------

                PHARMACEUTICALS -- 2.9%
       11,250   Alexion Pharmaceuticals, Inc.(1)                                     253,350
       16,400   Atherogenics, Inc.(1)                                                387,368
          800   Bone Care International, Inc.(1)                                      19,728
       32,300   Encysive Pharmaceuticals, Inc.(1)                                    324,615
       63,200   Genaera Corp.(1)                                                     267,336
       41,650   GenVec, Inc.(1)                                                      151,190
       45,650   Guilford Pharmaceuticals, Inc.(1)                                    288,965
        8,850   Isolagen, Inc.(1)                                                     78,765
       67,600   Pharmos Corp.(1)                                                     258,232
       15,650   United Therapeutics Corp.(1)                                         385,303
       40,650   Vasogen, Inc.(1)                                                     225,608
                                                                               -------------
                                                                                   2,640,460
                                                                               -------------

                REAL ESTATE -- 0.2%
       11,050   Orleans Homebuilders, Inc.(1)                                        199,895
                                                                               -------------
                REIT -- 0.5%
       17,700   American Home Mortgage Investment Corp.                              420,021
                                                                               -------------
                RESTAURANTS -- 1.7%
       39,200   Panera Bread Co. - Class A(1)                                      1,602,104
                                                                               -------------
                RETAILERS -- 8.5%
       27,800   A.C. Moore Arts & Crafts, Inc.(1)                                    756,994
        9,250   Central Garden & Pet Co.(1)                                          356,218
       30,450   Chico's FAS, Inc.(1)                                               1,240,229
       14,650   Hibbet Sporting Goods, Inc.(1)                                       355,702
       60,950   Hot Topic, Inc.(1)                                                 1,356,747
       19,400   MarineMax, Inc.(1)                                                   553,094
       52,500   O'Reilly Automotive, Inc.(1)                                       2,356,725
        9,300   Sports Authority, Inc. (The)(1)                                      356,562
       19,100   Stamps.com, Inc.                                                     130,262
       11,400   West Marine, Inc.(1)                                                 331,512
                                                                               -------------
                                                                                   7,794,045
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS -- (CONTINUED)
                TECHNOLOGY -- 2.6%
       24,400   Digital River, Inc.(1)                                         $     628,300
       11,800   FindWhat.com(1)                                                      237,876
       44,200   Integrated Circuit Systems, Inc.(1)                                1,047,098
       63,900   iPass, Inc.(1)                                                       677,340
       35,450   Silicon Storage Technology, Inc.(1)                                  469,713
                                                                               -------------
                                                                                   3,060,327
                                                                               -------------

                TECHNOLOGY SOFTWARE/SERVICES -- 2.7%
       38,400   ANSYS, Inc.(1)                                                     1,422,720
       70,350   OPNET Technologies, Inc.(1)                                        1,025,703
       62,100   SupportSoft, Inc.(1)                                                 614,169
                                                                               -------------
                                                                                   3,062,592
                                                                               -------------

                TELECOMMUNICATION EQUIPMENT -- 0.5%
       17,950   Carrier Access Corp.(1)                                              190,988
       28,150   CellStar Corp.(1)                                                    196,206
       11,500   Harmonic, Inc.(1)                                                     76,015
                                                                               -------------
                                                                                     463,209
                                                                               -------------

                TELEPHONE SYSTEMS -- 0.3%
       27,650   Telesystem International Wireless, Inc.(1)                           270,970
                                                                               -------------
                TEXTILES, CLOTHING & FABRICS -- 1.1%
       20,900   Interface, Inc. - Class A(1)                                         178,277
       15,350   K-Swiss, Inc. - Class A                                              299,479
       12,850   Oxford Industries, Inc.                                              500,893
                                                                               -------------
                                                                                     978,649
                                                                               -------------

                TRANSPORTATION -- 1.3%
       13,150   Fleetwood Enterprises, Inc.(1)                                       190,675
       11,700   Old Dominion Freight Line, Inc.(1)                                   436,176
       15,450   SCS Transportation, Inc.(1)                                          353,496
       14,600   Wabtec Corp.                                                         237,980
                                                                               -------------
                                                                                   1,218,327
                                                                               -------------

                TRUCKING -- 1.1%
       38,400   Knight Transportation, Inc.(1)                                       989,184
                                                                               -------------
                TOTAL COMMON STOCKS
                  (Cost $72,289,268)                                              91,749,770
                                                                               -------------

                       See Notes to Financial Statements.

    FACE
   AMOUNT                                                                          VALUE
-------------                                                                  -------------
REPURCHASE AGREEMENT -- 0.0%
$      58,026   With Investors Bank & Trust Co, dated 4/30/04,
                  0.50%, principal and interest in the amount of
                  $58,027, due 5/03/04, (collateralized by SBA
                  #506370 with a par value of $56,022, coupon rate
                  of 4.625%, due 09/25/2015, market value of
                  $60,927)                                                     $      58,026
                                                                               -------------
                TOTAL REPURCHASE AGREEMENT
                  (Cost $58,026)                                                      58,026
                                                                               -------------

TOTAL INVESTMENTS
   (Cost $72,347,294)(2)                                              99.6%    $  91,807,796

OTHER ASSETS IN EXCESS OF LIABILITIES                                  0.4           323,247
                                                                     -----     -------------

NET ASSETS                                                           100.0%    $  92,131,043
                                                                     =====     =============

----------
 *   Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Aggregate cost for federal tax purposes was $72,525,451.
Abbreviations:
ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust
SBA -- Small Business Administration

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                             LARGE CAP 100 PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKSF -- 98.7%
                AEROSPACE & DEFENSE -- 1.1%
        1,170   General Dynamics Corp.                                         $     109,535
                                                                               -------------
                APPAREL RETAILERS -- 2.1%
        5,295   Gap, Inc. (The)                                                      116,543
        2,625   Nordstrom, Inc.                                                       93,529
                                                                               -------------
                                                                                     210,072
                                                                               -------------

                AUTOMOTIVE -- 2.4%
        2,385   General Motors Corp.                                                 113,097
        2,125   Paccar, Inc.                                                         119,977
                                                                               -------------
                                                                                     233,074
                                                                               -------------

                BANKING -- 4.8%
        3,060   Barclays PLC                                                         111,935
        2,095   National City Corp.                                                   72,634
        2,640   North Fork Bancorporation, Inc.                                       97,997
          650   PNC Financial Services Group, Inc.                                    34,515
          720   UBS AG - Registered                                                   50,976
        2,325   Wachovia Corp.                                                       106,369
                                                                               -------------
                                                                                     474,426
                                                                               -------------

                BASIC INDUSTRY -- 1.1%
        1,855   Lear Corp.(1)                                                        112,450
                                                                               -------------
                BEVERAGES, FOOD & TOBACCO -- 3.5%
        6,745   Archer-Daniels-Midland Co.                                           118,442
        4,700   Coca-Cola Enterprises, Inc.                                          126,900
        2,565   Sysco Corp.                                                           98,111
                                                                               -------------
                                                                                     343,453
                                                                               -------------

                CAPITAL GOODS -- 1.1%
        1,260   United Technologies Corp.                                            108,688
                                                                               -------------
                CHEMICALS -- 1.5%
        2,110   BASF AG                                                              109,235
          765   Sigma-Aldrich Corp.                                                   43,330
                                                                               -------------
                                                                                     152,565
                                                                               -------------

                COMMERCIAL SERVICES -- 2.5%
        2,125   Accenture, Ltd. - Class A                                             50,511
        6,125   Convergys Corp.                                                       88,935
        2,310   H&R Block, Inc.                                                      104,204
                                                                               -------------
                                                                                     243,650
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKSF -- (CONTINUED)
                COMMUNICATIONS -- 0.6%
        1,870   Scientific-Atlanta, Inc.                                       $      60,569
                                                                               -------------
                COMPUTER SOFTWARE & PROCESSING -- 3.6%
        1,690   Adobe Systems, Inc.                                                   69,865
        2,130   Autodesk, Inc.                                                        71,355
        4,675   IMS Health, Inc.                                                     118,044
        9,190   Oracle Corp.(1)                                                      103,112
                                                                               -------------
                                                                                     362,376
                                                                               -------------

                COMPUTERS & INFORMATION -- 3.7%
        1,590   CDW Corp.                                                             99,359
        3,635   Dell, Inc.(1)                                                        126,171
        5,000   Hewlett-Packard Co.                                                   98,500
        3,465   Seagate Technology                                                    43,347
                                                                               -------------
                                                                                     367,377
                                                                               -------------

                CONSUMER NON - DURABLES -- 1.7%
        1,270   Energizer Holdings, Inc.(1)                                           54,991
        3,845   Pepsi Bottling Group, Inc.                                           112,543
                                                                               -------------
                                                                                     167,534
                                                                               -------------

                COSMETICS & PERSONAL CARE -- 3.2%
        1,130   Avon Products, Inc.                                                   94,920
        2,585   Gillette Co.                                                         105,778
        1,125   Procter & Gamble Co. (The)                                           118,969
                                                                               -------------
                                                                                     319,667
                                                                               -------------

                ELECTRIC UTILITIES -- 2.8%
          845   E.ON AG                                                               56,150
        4,080   PG&E Corp.                                                           112,282
        3,445   Sempra Energy                                                        109,379
                                                                               -------------
                                                                                     277,811
                                                                               -------------

                ELECTRONIC TECHNOLOGY -- 0.9%
        5,430   Flextronics International Ltd.(1)                                     87,423
                                                                               -------------
                ELECTRONICS -- 1.9%
        5,325   Altera Corp.                                                         106,553
        2,505   Xilinx, Inc.                                                          84,243
                                                                               -------------
                                                                                     190,796
                                                                               -------------

                ENTERTAINMENT & LEISURE -- 1.0%
        4,985   Hasbro, Inc.                                                          94,167
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKSF -- (CONTINUED)
                FINANCIAL SERVICES -- 8.9%
        1,380   Bank of America Corp.                                          $     111,076
        1,170   Capital One Financial Corp.                                           76,670
        2,280   Citigroup, Inc.                                                      109,645
        3,325   Doral Financial Corp.                                                109,027
        1,440   Fannie Mae                                                            98,957
        3,210   IndyMac Bancorp, Inc.                                                103,234
        2,640   J.P. Morgan Chase & Co.                                               99,264
        3,950   MBNA Corp.                                                            96,301
        1,665   Morgan Stanley                                                        85,564
                                                                               -------------
                                                                                     889,738
                                                                               -------------

                HEALTH CARE -- 2.4%
        2,140   Johnson & Johnson                                                    115,624
        3,485   Medco Health Solutions, Inc.(1)                                      123,369
                                                                               -------------
                                                                                     238,993
                                                                               -------------

                HEALTH CARE PROVIDERS -- 2.1%
        3,115   Manor Care, Inc.                                                     101,051
          955   Wellpoint Health Networks, Inc.(1)                                   106,664
                                                                               -------------
                                                                                     207,715
                                                                               -------------

                HEAVY MACHINERY -- 1.7%
          710   Caterpillar, Inc.                                                     55,188
        1,720   Deere & Co.                                                          117,029
                                                                               -------------
                                                                                     172,217
                                                                               -------------

                HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 4.8%
        1,930   Centex Corp.                                                          92,543
        2,905   D.R. Horton, Inc.                                                     83,664
        1,440   KB Home                                                               99,259
          235   NVR, Inc.                                                            105,985
        2,000   Pulte Homes, Inc.                                                     98,340
                                                                               -------------
                                                                                     479,791
                                                                               -------------

                INDUSTRIAL -- 3.8%
        1,470   3M Co.                                                               127,126
        1,705   Ball Corp.                                                           112,530
        1,945   Lennar Corp. - Class A                                                91,123
        1,380   Monsanto Co.                                                          47,734
                                                                               -------------
                                                                                     378,513
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKSF -- (CONTINUED)
                INSURANCE -- 8.4%
        2,520   ACE, Ltd.                                                      $     110,477
        2,520   Allstate Corp.                                                       115,668
        1,155   CIGNA Corp.                                                           74,509
        1,720   Hartford Financial Services Group, Inc.                              105,058
        2,340   Lincoln National Corp.                                               105,019
        2,415   Prudential Financial, Inc.                                           106,115
        4,220   Sun Life Financial, Inc.                                             111,450
        1,815   UnitedHealth Group, Inc.                                             111,586
                                                                               -------------
                                                                                     839,882
                                                                               -------------

                MEDICAL SUPPLIES -- 1.7%
          995   Beckman Coulter, Inc.                                                 55,561
        2,210   Becton Dickinson & Co.                                               111,715
                                                                               -------------
                                                                                     167,276
                                                                               -------------

                OIL & GAS -- 6.1%
          580   Burlington Resources, Inc.                                            39,017
        1,260   ChevronTexaco Corp.                                                  115,290
          920   Devon Energy Corp.                                                    56,304
        2,625   EnCana Corp.                                                         102,952
        2,675   Exxon Mobil Corp.                                                    113,821
        2,265   Royal Dutch Petroleum Co.                                            110,215
        1,720   Shell Transport & Trading Co. PLC ADR                                 72,360
                                                                               -------------
                                                                                     609,959
                                                                               -------------

                PHARMACEUTICALS -- 4.4%
        2,625   Abbott Laboratories                                                  115,553
        2,700   GlaxoSmithKline PLC                                                  113,400
        2,405   Merck & Co., Inc.                                                    113,035
        4,330   Mylan Laboratories                                                    99,200
                                                                               -------------
                                                                                     441,188
                                                                               -------------

                PRODUCER MANUFACTURING -- 1.1%
        1,910   Johnson Controls, Inc.                                               104,783
                                                                               -------------
                RETAILERS -- 2.1%
        2,110   Federated Department Stores                                          103,390
        3,060   Home Depot, Inc.                                                     107,681
                                                                               -------------
                                                                                     211,071
                                                                               -------------

                TECHNOLOGY -- 4.8%
        8,500   EMC Corp.(1)                                                          94,860
          965   GTECH Holdings Corp.                                                  58,788

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                TECHNOLOGY -- (CONTINUED)
        4,100   Intel Corp.                                                    $     105,493
        1,190   International Business Machines Corp.                                104,922
        4,405   Microsoft Corp.                                                      114,398
                                                                               -------------
                                                                                     478,461
                                                                               -------------

                TELECOMMUNICATIONS -- 4.4%
        2,160   ALLTEL Corp.                                                         108,734
        3,935   CenturyTel, Inc.                                                     113,643
        2,410   China Telecom Corp., Ltd. ADR                                         69,529
        4,995   Nokia OYJ ADR                                                         69,980
        1,965   Verizon Communications, Inc.                                          74,159
                                                                               -------------
                                                                                     436,045
                                                                               -------------

                TELEPHONE SYSTEMS -- 1.0%
        5,165   BCE, Inc.                                                            102,990
                                                                               -------------
                TRANSPORTATION -- 1.0%
        1,415   United Parcel Service, Inc. - Class B                                 99,262
                                                                               -------------
                UTILITIES -- 0.5%
        1,310   Constellation Energy Group, Inc.                                      50,409
                                                                               -------------
                TOTAL COMMON STOCKS
                  (Cost $10,062,981)                                               9,823,926
                                                                               -------------

    FACE
   AMOUNT
-------------
REPURCHASE AGREEMENT -- 5.6%
$     554,022   With Investors Bank & Trust Co., dated 04/30/04,
                  0.50%, principal and interest in the amount of
                  $554,045, due 05/03/04, (collateralized by FNMA
                  ARM #457839 with a par value of $569,137, coupon
                  rate of 5.02%, due 08/01/27,market value of
                  $581,846)                                                          554,022
                                                                               -------------
                TOTAL REPURCHASE AGREEMENT
                  (Cost $554,022)                                                    554,022
                                                                               -------------
TOTAL INVESTMENTS
  (Cost $10,617,003)(2)                                              104.3%    $  10,377,948

LIABILITIES IN EXCESS OF OTHER ASSETS                                 (4.3)         (423,991)
                                                                     -----     -------------

NET ASSETS                                                           100.0%    $   9,953,957
                                                                     =====     =============

                       See Notes to Financial Statements.

----------
 *   Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Aggregate cost for federal tax purposes was $10,620,484.
Abbreviations:
ADR -- American Depositary Receipt
ARM -- Adjustable Rate Mortgage
FNMA -- Federal National Mortgage Association

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.
                           LARGE CAP GROWTH PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- 98.5%
                APPAREL RETAILERS -- 2.1%
        4,065   Gap, Inc. (The)                                                $      89,471
                                                                               -------------
                AUTOMOTIVE -- 2.1%
        2,055   Autoliv, Inc.                                                         87,399
                                                                               -------------
                BANKING -- 0.8%
        1,295   New York Community Bancorp, Inc.                                      32,466
                                                                               -------------
                BEVERAGES, FOOD & TOBACCO -- 0.6%
          705   H.J. Heinz Co.                                                        26,924
                                                                               -------------
                BIOTECHNOLOGY -- 1.0%
        2,180   Applied Biosystems Group                                              40,483
                                                                               -------------
                CAPITAL GOODS -- 1.9%
          945   United Technologies Corp.                                             81,516
                                                                               -------------
                CHEMICALS -- 2.1%
        1,980   Church & Dwight, Inc.                                                 89,001
                                                                               -------------
                COMMERCIAL SERVICES -- 2.6%
        3,050   ARAMARK Corp. - Class B                                               87,230
          510   Automatic Data Processing, Inc.                                       22,343
                                                                               -------------
                                                                                     109,573
                                                                               -------------

                COMMUNICATIONS -- 0.5%
        1,875   Foundry Networks, Inc.                                                21,187
                                                                               -------------
                COMPUTER SOFTWARE & PROCESSING -- 8.1%
        2,375   Adobe Systems, Inc.                                                   98,182
        3,040   IMS Health, Inc.                                                      76,760
        2,000   Intuit, Inc.                                                          84,940
        7,165   Oracle Corp.(1)                                                       80,391
                                                                               -------------
                                                                                     340,273
                                                                               -------------

                COMPUTERS & INFORMATION -- 0.9%
        1,085   Dell, Inc.(1)                                                         37,660
                                                                               -------------
                CONSUMER DURABLES -- 0.8%
          575   Black & Decker Corp. (The)                                            33,264
                                                                               -------------
                CONSUMER NON - DURABLES -- 2.1%
        1,360   Kimberly-Clark Corp.                                                  89,012
                                                                               -------------
                CONSUMER PRODUCTS -- 1.0%
          465   Lexmark International, Inc.(1)                                        42,064
                                                                               -------------
                COSMETICS & PERSONAL CARE -- 2.0%
          810   Procter & Gamble Co. (The)                                            85,658
                                                                               -------------

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                ELECTRONICS -- 4.5%
        4,095   Altera Corp.                                                   $      81,941
          920   Linear Technology Corp.                                               32,780
        2,215   Xilinx, Inc.                                                          74,490
                                                                               -------------
                                                                                     189,211
                                                                               -------------

                FINANCIAL SERVICES -- 7.0%
          455   Capital One Financial Corp.                                           29,816
        2,470   Doral Financial Corp.                                                 80,991
        1,095   Fannie Mae                                                            75,248
        3,110   MBNA Corp.                                                            75,822
          920   SLM Corp.                                                             35,245
                                                                               -------------
                                                                                     297,122
                                                                               -------------

                HEALTH CARE -- 5.1%
          935   Anthem, Inc.(1)                                                       82,822
        1,645   Johnson & Johnson                                                     88,879
        1,220   Medco Health Solutions, Inc.(1)                                       43,188
                                                                               -------------
                                                                                     214,889
                                                                               -------------

                HOME CONSTRUCTION, FURNISHINGS & APPLIANCES -- 3.6%
        1,475   Centex Corp.                                                          70,726
          180   NVR, Inc.                                                             81,180
                                                                               -------------
                                                                                     151,906
                                                                               -------------

                INDUSTRIAL -- 3.5%
        1,065   3M Co.                                                                92,101
        2,025   Waste Management, Inc.                                                57,510
                                                                               -------------
                                                                                     149,611
                                                                               -------------

                INSURANCE -- 2.6%
        1,100   Health Net, Inc.                                                      27,984
        1,345   UnitedHealth Group, Inc.                                              82,691
                                                                               -------------
                                                                                     110,675
                                                                               -------------

                LODGING -- 2.1%
        1,565   Mandalay Resort Group                                                 89,909
                                                                               -------------
                MEDIA - BROADCASTING & PUBLISHING -- 0.7%
        1,115   Fox Entertainment Group, Inc. - Class A                               31,053
                                                                               -------------
                MEDICAL SUPPLIES -- 3.3%
        1,780   Becton Dickinson & Co.                                                89,979
          235   Fisher Scientific International                                       13,759

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                MEDICAL SUPPLIES -- (CONTINUED)
          570   Guidant Corp.                                                  $      35,916
                                                                               -------------
                                                                                     139,654
                                                                               -------------

                METALS -- 1.8%
        1,980   Newmont Mining Corp.                                                  74,052
                                                                               -------------
                OIL & GAS -- 1.4%
          580   Anadarko Petroleum Corp.                                              31,076
          530   Newfield Exploration Co.                                              27,920
                                                                               -------------
                                                                                      58,996
                                                                               -------------

                PHARMACEUTICALS -- 10.0%
        1,995   Abbott Laboratories                                                   87,820
        1,200   Eli Lilly & Co.                                                       88,572
        3,460   IVAX Corp.                                                            73,698
        3,705   Mylan Laboratories                                                    84,882
        2,370   Pfizer, Inc.                                                          84,751
                                                                               -------------
                                                                                     419,723
                                                                               -------------

                RESTAURANTS -- 2.0%
        2,135   Yum! Brands, Inc.                                                     82,817
                                                                               -------------
                RETAILERS -- 5.2%
        2,355   Home Depot, Inc.                                                      82,872
        1,135   Michaels Stores, Inc.                                                 56,784
        2,580   RadioShack Corp.                                                      79,361
                                                                               -------------
                                                                                     219,017
                                                                               -------------

                TECHNOLOGY -- 12.4%
          995   Applied Materials, Inc.(1)                                            18,139
        2,415   Cisco Systems, Inc.(1)                                                50,401
        3,080   EMC Corp.(1)                                                          34,373
          830   GTECH Holdings Corp.                                                  50,564
        1,260   Intel Corp.                                                           32,420
          690   International Business Machines Corp.                                 60,837
        1,600   Kla-Tencor Corp.                                                      66,672
        1,815   Maxim Intergrated Products, Inc.                                      83,472
        3,300   Microsoft Corp.                                                       85,701
          635   QUALCOMM, Inc.                                                        39,662
                                                                               -------------
                                                                                     522,241
                                                                               -------------

                TELECOMMUNICATIONS -- 2.3%
        1,320   Motorola, Inc.                                                        24,090
          895   Nextel Communications, Inc. - Class A                                 21,355

                       See Notes to Financial Statements.

   SHARES                                                                          VALUE
-------------                                                                  -------------
COMMON STOCKS* -- (CONTINUED)
                TELECOMMUNICATIONS -- (CONTINUED)
        2,905   Sprint Corp. (Fon Group)                                       $      51,970
                                                                               -------------
                                                                                      97,415
                                                                               -------------

                TRANSPORTATION -- 1.4%
          530   FedEx Corp.                                                           38,112
          270   United Parcel Service, Inc. - Class B                                 18,941
                                                                               -------------
                                                                                      57,053
                                                                               -------------

                TRANSPORTATION - SHIPPING -- 1.0%
        1,310   JB Hunt Transport Services, Inc.                                      41,475
                                                                               -------------
                TOTAL COMMON STOCKS
                (Cost $4,228,995)                                                  4,152,770
                                                                               -------------

    FACE
   AMOUNT
-------------
REPURCHASE AGREEMENT -- 2.6%
$     111,238   With Investors Bank & Trust Co., dated 04/30/04,
                  0.50%, principal and interest in the amount of
                  $111,242, due 05/03/04, (collateralized by RALI
                  2003-QS22 A11 with a par value of $116,889, coupon
                  rate of 1.70%, due 12/26/33, market value of
                  $116,799)                                                          111,238
                                                                               -------------
                TOTAL REPURCHASE AGREEMENT
                  (Cost $111,238)                                                    111,238
                                                                               -------------
TOTAL INVESTMENTS
   (Cost $4,340,233)(2)                                              101.1%    $   4,264,008
LIABILITIES IN EXCESS OF OTHER ASSETS                                 (1.1)          (47,306)
                                                                     -----     -------------
NET ASSETS                                                           100.0%    $   4,216,702
                                                                     =====     =============

----------
 *   Percentages indicated are based on net assets.
(1)  Non-income producing security.
(2)  Aggregate cost for federal tax purposes was $4,341,428.
Abbreviation:
RALI -- Residential Accredit Loans, Inc.

                       See Notes to Financial Statements.

                             THE GLENMEDE FUND, INC.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Fund, Inc. (the "Fund") consists of eleven portfolios: the Government Cash Portfolio, the Tax-Exempt Cash Portfolio, the Core Fixed Income Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the International Portfolio, the Institutional International Portfolio, the Small Capitalization Growth Portfolio, the Large Cap 100 Portfolio and the Large Cap Growth Portfolio (collectively the "Portfolios"). The Fund was incorporated in the State of Maryland on June 30, 1988 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. Since January 2, 1998 the Small Cap Equity Portfolio has consisted of two classes of shares, the Advisor Shares and the Institutional Shares. The Large Cap 100 and Large Cap Growth Portfolios commenced operations on February 27, 2004.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   VALUATION OF SECURITIES: As permitted under Rule 2a-7 of the 1940 Act, securities held by the Government Cash and Tax-Exempt Cash Portfolios are valued by the "amortized cost" method of valuation, which approximates current value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

   Equity securities listed on a US securities exchange for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange's regular trading hours on the day the valuation is made. Securities listed on a foreign exchange and unlisted foreign securities are valued at the last quoted sales price available before the time when assets are valued. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price ("NOCP"). Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price.

   Bonds and other fixed-income securities are valued at the most recent quoted bid price or when exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price is used. Bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula, when the portfolio's investment advisor believes such prices reflect the fair market value of such securities. Debt securities purchased by non-money market portfolios with remaining maturities of 60 days or less are valued at amortized cost. Securities with remaining maturities exceeding 60 days are valued at their current or fair value until the 61st day prior to maturity and are valued at amortized cost, thereafter.

   Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted sales price available when assets are valued. If a subsequent occurrence is believed to have changed such value, however, the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board.

   Other assets and securities for which market quotations are not readily available or when events occur that make established valuation methods unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Directors

   REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to collect the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolio's investment advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

   FORWARD FOREIGN CURRENCY CONTRACTS: The International and Institutional International Portfolios may enter into forward foreign exchange contracts. Forward foreign exchange contracts are valued at the forward rate and marked-to-market daily. The change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Portfolios' securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolios could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no contracts open at April 30, 2004.

   FOREIGN CURRENCY TRANSLATION: The books and records of each Portfolio are maintained in United States (US) dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

   The Strategic Equity, Small Cap Equity, Large Cap Value, Small Capitalization Growth, Large Cap 100, Large Cap Growth, International and Institutional International Portfolios may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

   REVERSE REPURCHASE AGREEMENTS: The Government Cash Portfolio and the Core Fixed Income Portfolio may enter into reverse repurchase agreements. Under the terms of a reverse repurchase agreement, the Portfolio sells a security subject to an obligation to repurchase the security from the buyer at a later date and price thereby determining the yield during the buyer's holding period. The use of reverse repurchase agreements involves certain risks in that the securities acquired by a Portfolio with the proceeds of such an agreement may decline in value, although the Portfolio is obligated to repay the proceeds. In addition, the market value of the securities sold by a Portfolio may decline below the repurchase price, to which the Portfolio remains committed. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. In entering into reverse repurchase agreements, the Portfolio will maintain cash, US Government securities or other liquid high grade debt obligations at least equal in value to its obligations with respect to reverse repurchase agreements. Under normal circumstances the Government Cash Portfolio and the Core Fixed Income Portfolio will not enter into reverse repurchase agreements if entering into such agreements would cause more than one-third of the value of their respective total assets to be subject to such agreements at the time of entering into such agreements.

   INTEREST-ONLY SECURITIES: The Core Fixed Income Portfolio may invest in interest-only securities, which are the interest portions of "stripped" securities. The holders of interest-only securities receive the interest on the underlying security, but no principal payments. While the timing of the interest receipts is known, the amount of interest to be received is not known.

   COLLATERALIZED MORTGAGE OBLIGATIONS: The Core Fixed Income Portfolio may invest in collateralized mortgage obligations, which are backed by a pool of mortgages or mortgage-backed securities. The bonds that form collateralized mortgage obligations are grouped into classes, which have different coupon rates or maturities. The principal cash flows of the underlying pool of mortgages are channeled sequentially into each class.

   TBA PURCHASE COMMITMENTS: The Core Fixed Income Portfolio may enter into TBA (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the value of the Portfolio's other assets.

   OPTIONS TRANSACTIONS: The Strategic Equity Portfolio may purchase or write option contracts to hedge against changes in the value of securities the portfolio owns or expects to own. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a covered call option is that a fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of the Government Cash and Tax-Exempt Cash Portfolios are declared each day the Portfolios are open for business and are paid monthly. Dividends from net investment income, if any, of the Core Fixed Income Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Strategic Equity, Small Cap Equity, Large Cap Value, International, Institutional International, Small Capitalization Growth, Large Cap 100 and Large Cap Growth Portfolios are declared and paid quarterly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Directors in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code, as amended. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

   EXPENSES: Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expenses and the relative size of the funds.

   FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, foreign currency transactions, market discounts, net operating losses and nontaxable dividends. Net investment income/(loss), net realized capital gains/losses and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

   On October 31, 2003, the tax year end of the Fund, the following portfolios had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                             EXPIRING   EXPIRING   EXPIRING   EXPIRING
PORTFOLIO                     IN 2003    IN 2004    IN 2005    IN 2006
---------                    --------   --------   --------   --------
Tax-Exempt Cash Portfolio    $  8,905   $ 27,815   $     13   $     --

                         EXPIRING       EXPIRING       EXPIRING       EXPIRING       EXPIRING
PORTFOLIO                 IN 2007        IN 2008        IN 2009        IN 2010        IN 2011
---------              ------------   ------------   ------------   ------------  -------------
Government
  Cash Portfolio       $         --   $         --   $         --   $      4,173  $          --
Tax-Exempt
  Cash Portfolio              7,168             --        128,382             --             --
Core Fixed
  Income Portfolio               --      2,858,894             --             --             --
Strategic
  Equity Portfolio               --             --      2,844,243      5,769,761      1,642,247
Large Cap
  Value Portfolio                --             --             --      1,386,999        732,539
International
  Portfolio                      --             --      3,433,823    122,699,261    108,546,520
Institutional
International
  Portfolio                      --             --     16,974,585     27,919,946     21,668,302
Small Capitalization
  Growth Portfolio        5,038,496      3,250,830     44,694,610     30,466,316     12,409,957

   At October 31, 2003, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:

                                                                                   TOTAL
                                         UNDISTRIBUTED      UNDISTRIBUTED      DISTRIBUTABLE
PORTFOLIO                               ORDINARY INCOME    LONG-TERM GAIN        EARNINGS
---------                               ---------------    ---------------    ---------------
Core Fixed Income Portfolio             $       686,471    $            --    $     2,009,562
Strategic Equity Portfolio                       89,262                 --          1,256,794
Small Cap Equity Portfolio                           --                 --         63,907,853
Large Cap Value Portfolio                        18,069                 --            466,167
International Portfolio                       5,053,355                 --        (53,515,443)
Institutional International Portfolio           377,006                 --        (41,664,212)
Small Capitalization
   Growth Portfolio                                  --                 --        (71,292,019)

   Total distributable earnings are additionally comprised of net unrealized appreciation/(depreciation) and capital loss carryforwards, which are shown elsewhere in the Notes to Financial Statements.

   For the year ended October 31, 2003, Government Cash and Tax-Exempt Cash Portfolios' components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis.

   At October 31, 2003, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Funds, with the following exception:

                                                        ORDINARY      LONG-TERM
PORTFOLIO                                                INCOME         GAINS
--------------------------                              --------     -----------
Small Cap Equity Portfolio                              $     --     $ 6,959,114

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

   Glenmede Advisers, Inc. (the "Advisor") serves as investment advisor to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash, Core Fixed Income, Small Cap Equity, Small Capitalization Growth, Large Cap 100 and Large Cap Growth Portfolios. The Advisor, a wholly-owned subsidiary of The Glenmede Trust Company, N.A., became the investment adviser to such portfolios, with the exception of the Large Cap Growth and Large Cap 100 Portfolios, on September 1, 2000. Prior thereto, investment advisory services, to such portfolios were provided by The Glenmede Trust Company. The Advisor has served as the investment adviser to the Large Cap 100 and Large Cap Growth Portfolios since these portfolios commenced operations on February 27, 2004.

   The Advisor is not entitled to a management fee for its investment services provided to the Strategic Equity, Large Cap Value, International, Government Cash, Tax-Exempt Cash or Core Fixed Income Portfolios. The Small Cap Equity, Small Capitalization Growth, Large Cap 100 and Large Cap Growth Portfolios pay the Advisor management fees at the annual rate of 0.55%, 0.25%, 0.55% and 0.55%, respectively, of such Portfolio's average daily net assets.

   Philadelphia International Advisors LP ("PIA") serves as investment advisor to the Institutional International Portfolio. PIA became the investment advisor to the Institutional International Portfolio effective January 1, 2002. From September 1, 2000 through December 31, 2001, investment advisory services were provided by the Advisor. Prior thereto, investment advisory services were provided by The Glenmede Trust Company. The Institutional International Portfolio pays a management fee to PIA at the annual rate of 0.75% of the portfolio's average daily net assets. PIA has agreed to waive its fees to the extent necessary to ensure that the Portfolio's total operating expenses do not exceed 1.00% of the Portfolio's average net assets. No management fees were waived for the fiscal year ended October 31, 2003.

   Effective January 1, 2002, PIA also serves as investment sub-advisor to the International Portfolio. PIA is not entitled to a management fee for services provided to the International Portfolio.

   Winslow Capital Management, Inc. and Sterling Johnston Capital Management, L.P. ("Sterling Johnston") serve as investment sub-advisors to the Small Capitalization Growth Portfolio. The Small Capitalization Growth Portfolio pays a management fee to each sub-advisor at the annual rate of 0.60% of the portion of the Portfolio's average daily net assets that the sub-advisor manages.

   The International Portfolio and the Institutional Shares of Small Cap Equity Portfolio each pay The Glenmede Trust Company, N.A., a shareholder servicing fee at the annual rate of 0.05% of such Portfolio's average daily net assets. The Government Cash, Tax-Exempt Cash and Core Fixed Income Portfolios each pay The Glenmede Trust Company, N.A., a shareholder servicing fee at the annual rate of 0.10% of such Portfolio's average daily net assets. Strategic Equity, Large Cap Value, Large Cap 100 and Large Cap .Growth Portfolios each pay The Glenmede Trust Company, N.A., a shareholder servicing fee at the annual rate of 0.20% of such Portfolio's average daily net assets. The Small Capitalization Growth Portfolio and the Advisor Shares of Small Cap Equity Portfolio each pay The Glenmede Trust Company, N.A., a shareholder servicing fee at the annual rate of 0.25% of such Portfolio's average daily net assets. The Institutional International Portfolio is not subject to the shareholder servicing plan and, accordingly, pays no shareholder fee. Prior to January 1, 2004, the Government Cash, Tax-Exempt Cash, Core Fixed Income, Strategic Equity and Large Cap Value Portfolios, and the Institutional Shares of Small Cap Equity Portfolio each paid The Glenmede Trust Company, N.A., a shareholder servicing fee at the annual rate of 0.05% of such Portfolio's average daily net assets.

   Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly.

   Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

   The Fund pays each Board member an annual fee of $14,000 plus $1,250 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings.

   Expenses for the six months ended April 30, 2004 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, cost of purchases and proceeds from sales of long-term US Government securities were:

PORTFOLIO                                                 PURCHASES         SALES
---------                                               -------------   -------------
Core Fixed Income Portfolio                             $ 157,133,463   $ 136,015,896

   For the six months ended April 30, 2004, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                                 PURCHASES         SALES
---------                                               -------------   -------------
Core Fixed Income Portfolio                             $     761,049   $  10,490,350
Strategic Equity Portfolio                                 17,094,085      37,573,475
Small Cap Equity Portfolio                                129,447,553     161,851,609
Large Cap Value Portfolio                                   8,636,911      11,746,726
International Portfolio                                   305,867,994     280,992,668
Institutional International Portfolio                     152,380,069     147,499,241
Small Capitalization Growth Portfolio                      46,579,868      52,949,525
Large Cap 100 Portfolio                                    10,427,188         777,122
Large Cap Growth Portfolio                                  4,538,144         333,755

   On April 30, 2004, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                APPRECIATION     DEPRECIATION         NET
---------                               --------------   --------------   --------------
Core Fixed Income Portfolio             $    4,116,683   $    2,609,757   $    1,506,926
Strategic Equity Portfolio                  13,085,657          783,175       12,302,482
Small Cap Equity Portfolio                  56,113,057        5,960,141       50,152,916
Large Cap Value Portfolio                    2,765,141          233,330        2,531,811
International Portfolio                    248,695,782       17,114,815      231,580,967
Institutional International Portfolio       77,212,986       10,589,828       66,623,158
Small Capitalization Growth Portfolio       23,009,884        3,727,540       19,282,344
Large Cap 100 Portfolio                        156,703          399,239         (242,536)
Large Cap Growth Portfolio                      91,935          169,355          (77,420)

4. COMMON STOCK

   The Fund is authorized to issue and has classified 2,500,000,000 shares of common stock with a $.001 par value. At April 30, 2004, authorized shares were allocated to each Portfolio as follows:

PORTFOLIO                                       AUTHORIZED SHARES
---------                                       -----------------
Government Cash Portfolio                          700,000,000
Tax-Exempt Cash Portfolio                          740,000,000
Core Fixed Income Portfolio                        135,000,000
Strategic Equity Portfolio                         125,000,000
Small Cap Equity Portfolio                         250,000,000
Large Cap Value Portfolio                           75,000,000
International Portfolio                            225,000,000
Institutional International Portfolio              120,000,000
Small Capitalization Growth Portfolio               75,000,000
Large Cap 100 Portfolio                             20,000,000
Large Cap Growth Portfolio                          20,000,000

   Since the Government Cash Portfolio and the Tax-Exempt Cash Portfolio have sold shares, issued shares as reinvestments of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions. Changes in the capital shares outstanding were as follows:

                                            FOR THE SIX
                                            MONTHS ENDED        YEAR ENDED
                                              04/30/04           10/31/03
                                         ------------------  ------------------
GOVERNMENT CASH PORTFOLIO:
   Sold                                  $    1,774,455,304  $    2,662,696,829
   Issued as reinvestment of dividends               12,615              24,527
   Redeemed                                  (1,764,560,754)     (2,745,587,859)
                                         ------------------  ------------------
   Net increase (decrease)               $        9,907,165  $      (82,866,503)
                                         ==================  ==================
TAX-EXEMPT CASH PORTFOLIO:
   Sold                                  $      975,952,541  $    1,766,021,119
   Issued as reinvestment of dividends                   --                 808
   Redeemed                                  (1,053,216,207)     (1,776,461,436)
                                         ------------------  ------------------
   Net decrease                          $      (77,263,666) $      (10,439,509)
                                         ==================  ==================

                                         FOR THE SIX
                                         MONTHS ENDED                        YEAR ENDED
                                           04/30/04                           10/31/03
                               -------------------------------    -------------------------------
                                   SHARES           AMOUNT            SHARES           AMOUNT
                               -------------    --------------    -------------    --------------
CORE FIXED INCOME PORTFOLIO:
   Sold                            1,070,518    $   11,660,671        2,681,976    $   29,547,657
   Issued as reinvestment
     of dividends                     30,129           326,968           55,761           612,069
   Redeemed                       (1,162,061)      (12,712,933)      (2,148,609)      (23,536,842)
                               -------------    --------------    -------------    --------------
   Net increase (decrease)           (61,414)   $     (725,294)         589,128    $    6,622,884
                               =============    ==============    =============    ==============
STRATEGIC EQUITY PORTFOLIO:
   Sold                              389,838    $    6,027,514          797,250    $   10,885,964
   Issued as reinvestment
     of dividends                      2,320            36,045            4,095            56,071
   Redeemed                       (1,771,019)      (27,796,504)      (1,561,106)      (21,177,386)
                               -------------    --------------    -------------    --------------
   Net decrease                   (1,378,861)   $  (21,732,945)        (759,761)   $  (10,235,351)
                               =============    ==============    =============    ==============
SMALL CAP EQUITY PORTFOLIO
   (ADVISOR CLASS):
   Sold                            1,603,850    $   30,595,052        1,636,357    $   25,757,958
   Issued as reinvestment
     of dividends                         --                --          311,827         5,725,948
   Redeemed                       (3,134,228)      (59,970,523)      (1,186,984)      (18,882,874)
                               -------------    --------------    -------------    --------------
   Net increase (decrease)        (1,530,378)   $  (29,375,471)         761,200    $   12,601,032
                               =============    ==============    =============    ==============
SMALL CAP EQUITY PORTFOLIO
   (INSTITUTIONAL CLASS):
   Sold                               91,889    $    1,764,155          267,615    $    4,173,320
   Issued as reinvestment
     of dividends                         --                --           50,188           908,940
   Redeemed                         (128,693)       (2,489,327)        (227,017)       (3,585,896)
                               -------------    --------------    -------------    --------------
   Net increase (decrease)           (36,804)   $     (725,172)          90,786    $    1,496,364
                               =============    ==============    =============    ==============

                                         FOR THE SIX
                                         MONTHS ENDED                        YEAR ENDED
                                           04/30/04                           10/31/03
                               -------------------------------    -------------------------------
                                  SHARES            AMOUNT            SHARES           AMOUNT
                               -------------    --------------    -------------    --------------
LARGE CAP VALUE PORTFOLIO:
   Sold                              157,537    $    1,297,615          607,005    $    4,790,848
   Issued as reinvestment
     of dividends                     12,584           123,070           28,863           237,690
   Redeemed                         (498,850)       (4,714,490)        (237,651)       (1,973,516)
                               -------------    --------------    -------------    --------------
   Net increase (decrease)          (328,729)   $   (3,293,805)         398,217    $    3,055,022
                               =============    ==============    =============    ==============
INTERNATIONAL PORTFOLIO:
   Sold                            9,754,217    $  152,142,561        8,024,765    $   99,659,962
   Issued as reinvestment
     of dividends                    145,954         2,228,386          491,864         6,131,332
   Redeemed                       (6,002,821)      (90,757,915)     (18,660,117)     (227,196,209)
                               -------------    --------------    -------------    --------------
   Net increase (decrease)         3,897,350    $   63,613,032      (10,143,488)   $ (121,404,915)
                               =============    ==============    =============    ==============
INSTITUTIONAL INTERNATIONAL
   PORTFOLIO:
   Sold                            9,600,917    $  138,525,381       33,514,813    $  402,340,893
   Issued as reinvestment
     of dividends                     24,978           349,984          451,871         5,443,362
   Redeemed                       (7,949,636)     (111,916,021)     (21,783,304)     (253,948,280)
                               -------------    --------------    -------------    --------------
   Net increase                    1,676,259    $   26,959,344       12,183,380    $  153,835,975
                               =============    ==============    =============    ==============
SMALL CAPITALIZATION GROWTH
   PORTFOLIO:
   Sold                              978,360    $    5,580,809        1,997,786    $    9,233,159
   Redeemed                       (2,455,071)      (13,818,473)      (3,582,566)      (17,155,374)
                               -------------    --------------    -------------    --------------
   Net decrease                   (1,476,711)   $   (8,237,664)      (1,584,780)   $   (7,922,215)
                               =============    ==============    =============    ==============
LARGE CAP 100 PORTFOLIO:
   Sold                            1,029,882    $   10,203,220               --    $           --
   Redeemed                           (2,304)          (23,256)              --                --
                               -------------    --------------    -------------    --------------
   Net increase                    1,027,578    $   10,179,964               --    $           --
                               =============    ==============    =============    ==============
LARGE CAP GROWTH PORTFOLIO:
   Sold                              440,378    $    4,310,950               --    $           --
                               -------------    --------------    -------------    --------------
   Net increase                      440,378    $    4,310,950               --    $           --
                               =============    ==============    =============    ==============

   The following Portfolios have shareholders, each owning beneficially or of record 10% or more of the shares outstanding of a Portfolio as of April 31, 2004 and the total percentage of the shares of a Portfolio held by such shareholders.

                                              10% OR GREATER SHAREHOLDERS
                                              ---------------------------
                                                  # OF           % OF
PORTFOLIO                                     SHAREHOLDERS    SHARES HELD
---------                                     ------------    -----------
Government Cash Portfolio                           1              23%
Core Fixed Income Portfolio                         1              27%
Small Cap Equity (Advisor Class)                    1              28%
Small Cap Equity (Institutional Class)              1              14%
Large Cap Value Portfolio                           3              47%
International Portfolio                             1              26%
Institutional International Portfolio               4              66%
Small Capitalization Growth Portfolio               2              57%
Large Cap 100 Portfolio                             1              10%
Large Cap Growth Portfolio                          2              68%

5. LENDING OF PORTFOLIO SECURITIES

   Each Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities by the Portfolios are collateralized by cash in an amount at least equal to the current market value of the loaned securities. The cash collateral received was invested in overnight repurchase agreements. The Portfolios invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements, other highly-rated, liquid investments, and corporate bonds composed of investments with Prefco, Bank of Scotland, Bank of Nova Scotia, Goldman Sachs Group Inc., Bank of Montreal, Merrill Lynch Premier Institutional Fund, Morgan Stanley Dean Witter & Co., Merrimac Cash Fund-Premier Class, Canadian Imperial Bank of Commerce, Comerica Bank, Jupiter Securitization Corp., Credit Suisse First Boston Corporation, and Credit Agricole Indosuez. Interest rates for these investments range from 0.98659% to 1.14%, and maturity dates range from 05/03/04 to 11/04/04. Although risk is mitigated by the collateral, a Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

   The Portfolios generated additional income by lending their securities to approved brokers. On April 30, 2004, the following Portfolios had outstanding loans of securities to certain approved brokers for which the Portfolios received collateral:

                                                                              % OF TOTAL
                                           MARKET VALUE OF   MARKET VALUE OF    ASSETS
PORTFOLIO                                 LOANED SECURITIES    COLLATERAL       ON LOAN
---------                                 -----------------  ---------------  ----------
Core Fixed Income Portfolio                 $  26,593,438     $  27,975,950      14.01
Strategic Equity Portfolio                      5,680,027         5,878,625       8.01
Small Cap Equity Portfolio                     37,069,804        38,645,994      12.39
Large Cap Value Portfolio                       1,065,201         1,102,110       5.34
International Portfolio                        27,781,007        29,621,950       2.26
Institutional International Portfolio          12,397,799        13,029,010       2.22
Small Capitalization Growth Portfolio          19,656,783        20,564,478      21.34

6. NET ASSETS

   On April 30, 2004, net assets consisted of:

                                                 GOVERNMENT        TAX-EXEMPT       CORE FIXED
                                                    CASH              CASH           INCOME
                                                  PORTFOLIO         PORTFOLIO       PORTFOLIO
                                               ---------------   --------------   --------------
Par Value                                      $       460,005   $      519,577   $       17,680
Paid in capital in excess of par value             459,545,443      519,010,384      189,657,002
Undistributed (distributions in excess of)
   net investment income                                73,095             (265)         423,422
Accumulated net realized loss
   from investment transactions                         (4,173)        (163,378)      (1,906,999)
Net unrealized appreciation
   on investments                                           --               --        1,559,956
                                               ---------------   --------------   --------------
   Total Net Assets                            $   460,074,370   $  519,366,318   $ 1 89,751,061
                                               ===============   ==============   ==============

                                                                     SMALL             LARGE
                                                  STRATEGIC      CAPITALIZATION         CAP
                                                   EQUITY            EQUITY            VALUE
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO
                                               ---------------   --------------   --------------
Par Value                                      $         4,545   $       15,712   $       2,039
Paid in capital in excess of par value              65,526,258      222,013,007       17,534,691
Undistributed (distributions in excess of)
   net investment income                                42,277         (480,046)          35,143
Accumulated net realized loss
   from investment transactions                     (7,169,846)      27,020,733         (253,493)
Net unrealized appreciation
   on investments                                   12,470,063       50,531,376        2,631,984
                                               ---------------   --------------   --------------
   Total Net Assets                            $    70,873,297   $  299,100,782   $   19,950,364
                                               ===============   ==============   ==============

                                                                                      SMALL
                                                                 INSTITUTIONAL    CAPITALIZATION
                                                INTERNATIONAL    INTERNATIONAL        GROWTH
                                                  PORTFOLIO         PORTFOLIO       PORTFOLIO
                                               ---------------   --------------   --------------
Par Value                                      $        78,032   $       37,774   $       16,817
Paid in capital in excess of par value           1,154,652,859      542,966,403      164,680,472
Undistributed (distributions in excess of)
   net investment income                             8,610,685        3,072,497         (530,010)
Accumulated net realized loss
   from investment transactions                   (167,025,396)     (55,758,370)     (91,496,738)
Net unrealized appreciation
   on investments                                  234,443,842       68,176,436       19,460,502
                                               ---------------   --------------   --------------
   Total Net Assets                            $ 1,230,760,022   $  558,494,740   $   92,131,043
                                               ===============   ==============   ==============

                                                       LARGE CAP        LARGE CAP
                                                          100            GROWTH
                                                       PORTFOLIO        PORTFOLIO
                                                     -------------    -------------
Par Value                                            $       1,028    $         440
Paid in capital in excess of par value                  10,178,936        4,310,510
Undistributed (distributions in excess of)
   net investment income                                    12,374           (2,069)
Accumulated net realized loss from
   investment transactions                                     674          (15,954)
Net unrealized appreciation
   on investments                                         (239,055)         (76,225)
                                                     -------------    -------------
   Total Net Assets                                  $   9,953,957    $   4,216,702
                                                     =============    =============

7. CALL AND PUT OPTIONS

   At April 30, 2004, there were no Option contracts open or outstanding.

8. PROXY VOTING

   A description of the policies and procedures that the Fund's investment advisors and sub-advisors use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling
1-800-442-8299, and on the Securities and Exchange Commission's website at http://www.sec.gov.

   On or after August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission's website at http://www.sec.gov.

                             THE GLENMEDE PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES
                          APRIL 30, 2004 -- (UNAUDITED)

                                                          MUNI           NEW JERSEY
                                                      INTERMEDIATE          MUNI
                                                        PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------
ASSETS:
  Investments:
  Investments at value(1)                            $    19,149,541   $    17,624,631
                                                     ---------------   ---------------
  Cash                                                        75,532           158,652
  Interest receivable                                        244,381           229,463
  Prepaid expenses and other assets                              340               253
                                                     ---------------   ---------------
    Total assets                                          19,469,794        18,012,999
                                                     ---------------   ---------------

LIABILITIES:
  Payable for Trustees' fees                                      25                --
  Accrued expenses                                             7,295             8,651
                                                     ---------------   ---------------
    Total liabilities                                          7,320             8,651
                                                     ---------------   ---------------

NET ASSETS                                           $    19,462,474   $    18,004,348
                                                     ===============   ===============

SHARES OUTSTANDING                                         1,845,195         1,711,785
                                                     ===============   ===============

NET ASSET VALUE PER SHARE                            $         10.55   $         10.52
                                                     ===============   ===============

----------

(1) Investments at cost                              $    18,570,970   $    17,034,432

                       See Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED APRIL 30, 2004 -- (UNAUDITED)

                                                          MUNI           NEW JERSEY
                                                      INTERMEDIATE          MUNI
                                                        PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------
Investment income:
  Interest                                           $       393,359   $       380,540
                                                     ---------------   ---------------

    Total investment income                                  393,359           380,540
                                                     ---------------   ---------------
Expenses:
  Administration & custody fee                                10,203            10,589
  Professional fees                                            1,260             1,187
  Shareholder report expense                                     212               202
  Shareholder servicing fees                                  11,793            10,760
  Trustees' fees and expenses                                  1,291             1,227
  Registration and filing fees                                 1,790             1,009
  Other expenses                                                 376               501
                                                     ---------------   ---------------

    Total expenses                                            26,925            25,475
                                                     ---------------   ---------------

  Net investment income                                      366,434           355,065
                                                     ---------------   ---------------
Realized and unrealized gain (loss):
  Net realized gain (loss) on:
    Securities transactions                                   85,281           124,616
                                                     ---------------   ---------------

    Net realized gain (loss)                                  85,281           124,616
                                                     ---------------   ---------------
  Net change in unrealized gain (loss) of:
    Securities                                              (332,564)         (455,452)
                                                     ---------------   ---------------

    Net unrealized gain (loss)                              (332,564)         (455,452)
                                                     ---------------   ---------------

Net realized and unrealized gain (loss)                     (247,283)         (330,836)
                                                     ---------------   ---------------

Net increase (decrease) in net assets resulting
  from operations                                    $       119,151   $        24,229
                                                     ===============   ===============

                       See Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
             FOR THE SIX MONTHS ENDED APRIL 30, 2004 -- (UNAUDITED)

                                                          MUNI           NEW JERSEY
                                                      INTERMEDIATE          MUNI
                                                        PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                              $       366,434   $       355,065
  Net realized gain on securities transactions                85,281           124,616
  Net change in unrealized gain (loss) on
    securities                                              (332,564)         (455,452)
                                                     ---------------   ---------------
Net increase (decrease) in net assets resulting
  from operations                                            119,151            24,229
Distributions to shareholders from:
  Net investment income                                     (371,532)         (387,483)
Net increase (decrease) in net assets from capital
  share transactions                                        (604,648)       (1,167,722)
                                                     ---------------   ---------------
Net increase (decrease) in net assets                       (857,029)       (1,530,976)
NET ASSETS:
Beginning of period                                       20,319,503        19,535,324
                                                     ---------------   ---------------
End of period                                        $    19,462,474   $    18,004,348
                                                     ===============   ===============
  Undistributed net investment income included in
  net assets at end of period                        $        59,385   $        54,712

                       FOR THE YEAR ENDED OCTOBER 31, 2003

                                                          MUNI           NEW JERSEY
                                                      INTERMEDIATE          MUNI
                                                        PORTFOLIO         PORTFOLIO
                                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                              $       873,290   $       822,691
  Net realized gain (loss) on securities
    transactions                                              91,154            14,550
  Net change in unrealized gain on securities                 47,880            43,131
                                                     ---------------   ---------------
Net increase (decrease) in net assets from
  operations                                               1,012,324           880,372
Distributions to shareholders from:
  Net investment income                                     (887,095)         (842,075)
Net decrease in net assets from capital share
  transactions                                            (2,505,637)         (539,533)
                                                     ---------------   ---------------
Net increase (decrease) in net assets                     (2,380,408)         (501,236)
NET ASSETS:
Beginning of year                                         22,699,911        20,036,560
                                                     ---------------   ---------------
End of year                                          $    20,319,503   $    19,535,324
                                                     ===============   ===============
  Undistributed net investment income included in
  net assets at end of year                          $        64,483   $        87,130

                       See Notes to Financial Statements.

                             THE GLENMEDE PORTFOLIOS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            MUNI INTERMEDIATE PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(3)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                                $           10.69      $    10.64   $    10.55   $    10.20   $    10.14   $    10.56
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment
  operations:
Net investment income                                   0.20            0.43         0.46         0.50         0.50         0.51
Net realized and unrealized
  gain (loss) on investments                           (0.14)           0.06         0.09         0.34         0.07        (0.42)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total from investment
  operations                                            0.06            0.49         0.55         0.84         0.57         0.09
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders from:
Net investment income                                  (0.20)          (0.44)       (0.46)       (0.49)       (0.51)       (0.51)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total distributions                                    (0.20)          (0.44)       (0.46)       (0.49)       (0.51)       (0.51)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end
  of period                                $           10.55      $    10.69   $    10.64   $    10.55   $    10.20   $    10.14
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                         0.51%           4.67%        5.41%        8.39%        5.77%        0.91%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $          19,462      $   20,320   $   22,700   $   17,607   $   14,624   $   16,526
Ratio of operating expenses
  to average net assets                                 0.27%(2)        0.20%        0.22%        0.27%        0.31%        0.20%
Ratio of net investment
  income to average net
  assets                                                3.62%(2)        4.03%        4.45%        4.78%        4.89%        4.90%
Portfolio turnover rate                                   17%             12%          29%          25%           6%           6%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                                                                              NEW JERSEY MUNI PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                FOR THE
                                               SIX MONTHS                         FOR THE YEARS ENDED OCTOBER 31,
                                                 ENDED            --------------------------------------------------------------
                                           APRIL 30, 2004(3)         2003         2002         2001         2000         1999
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Net asset value, beginning
  of period                                $           10.73      $    10.71   $    10.60   $    10.11   $    10.00   $    10.43
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Income from investment
  operations:
Net investment income                                   0.20            0.44         0.46         0.45         0.44         0.44
Net realized and unrealized
  gain (loss) on investments                           (0.19)           0.03         0.10         0.48         0.12        (0.43)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total from investment
  operations                                            0.01            0.47         0.56         0.93         0.56         0.01
                                           -----------------      ----------   ----------   ----------   ----------   ----------
Distributions to
  shareholders from:
Net investment income                                  (0.22)          (0.45)       (0.45)       (0.44)       (0.45)       (0.44)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Total distributions                                    (0.22)          (0.45)       (0.45)       (0.44)       (0.45)       (0.44)
                                           -----------------      ----------   ----------   ----------   ----------   ----------

Net asset value, end
  of period                                $           10.52      $    10.73   $    10.71   $    10.60   $    10.11   $    10.00
                                           =================      ==========   ==========   ==========   ==========   ==========

Total return(1)                                         0.07%           4.46%        5.40%        9.34%        5.77%        0.08%
                                           =================      ==========   ==========   ==========   ==========   ==========
Ratios to average net assets/
  Supplemental data:
Net assets, end of period
  (in 000's)                               $          18,004      $   19,535   $   20,037   $   19,154   $   17,232   $   17,953
Ratio of operating expenses
  to average net assets                                 0.27%(2)        0.20%        0.27%        0.27%        0.30%        0.24%
Ratio of net investment
  income to average net
  assets                                                3.81%(2)        4.09%        4.22%        4.33%        4.40%        4.34%
Portfolio turnover rate                                   13%              9%          36%          18%           9%          10%

----------
(1) Total return represents aggregate total return for the period indicated.
(2) Annualized.
(3) Unaudited.

                       See Notes to Financial Statements.

                             THE GLENMEDE PORTFOLIOS

                           MUNI INTERMEDIATE PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- 98.4%

                 PENNSYLVANIA -- 98.4%
$       100,000  Allegheny County, PA, General Obligation Unlimited,
                   Refunding, Series C 55, (MBIA Insured),
                   5.375%, 11/1/14                                                                       $       109,451
        200,000  Allegheny County, PA, Hospital Development
                   Authority Revenue, University of Pittsburgh, Health Center,
                   Series A, (MBIA Insured),
                   5.30%, 4/1/08                                                                                 217,430
                 Allegheny County, PA, Industrial Development
                   Authority Revenue, Carnegie Library of Pittsburgh,
                   (AMBAC Insured):
        205,000    4.25%, 6/1/09                                                                                 216,474
        215,000    4.25%, 12/1/09                                                                                226,864
        300,000  Allegheny County, PA, Port Authority Special Revenue,
                   (MBIA Insured), Prerefunded, 3/1/09 @ 101,
                   5.30%, 3/1/10                                                                                 333,963
        375,000  Dauphin County, PA, General Authority Hospital Revenue,
                   (FGIC Insured),
                   6.125%, 7/1/10                                                                                422,070
        125,000  Dauphin County, PA, General Authority Revenue, Mandatory Put
                   6/1/2012 @ $100 (AMBAC Insured),
                   5.30%, 6/1/26                                                                                 126,394
        750,000  Delaware River Port Authority, PA and NJ Revenue, (FSA Insured),
                   5.25%, 1/1/12                                                                                 809,812
                 Delaware River Port Authority, PA and NJ, Delaware River Bridges
                   Revenue, Escrowed to Maturity:
        160,000    6.00%, 1/15/10                                                                                177,853
        135,000    6.50%, 1/15/11                                                                                153,569
        700,000  Delaware River Port Authority, PA and NJ, Refunding,
                   (FSA Insured), Series A,
                   5.25%, 1/1/09                                                                                 768,761
        100,000  Delaware River Port Authority, PA and NJ, Refunding,
                   (FSA Insured), Series B,
                   5.25%, 1/1/09                                                                                 109,731
        300,000  Downington, PA, Area School District, General Obligation Unlimited,
                   5.50%, 2/1/10                                                                                 334,608
        125,000  Forest Area School District, PA, General Obligation, (FSA Insured),
                   Series B,
                   4.00%, 4/1/08                                                                                 131,002

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 PENNSYLVANIA -- (CONTINUED)
$       390,000  Geisinger Authority, PA, Health System, Refunding,
                   5.00%, 8/15/08                                                                        $       418,505
        200,000  Harrisburg, PA, Parking Authority Revenue, Refunding,
                   (FSA Insured),
                   5.50%, 5/15/11                                                                                223,658
        100,000  Hopewell, PA, Area School District, General Obligation,
                   (FSA Insured),
                   4.90%, 9/1/09                                                                                 108,839
        300,000  Indiana County, PA, Municipal Services Authority, Sewer Revenue,
                   (AMBAC Insured),
                   4.00%, 10/1/09                                                                                308,886
         30,000  Lancaster, PA, Area Sewer Authority, Revenue, Escrowed to Maturity,
                   6.00%, 4/1/12                                                                                  33,238
        420,000  Lebanon County, PA, Series B, General Obligation Unlimited,
                   Refunding, (FGIC Insured),
                   4.00%, 10/15/09                                                                               438,026
        500,000  Lower Merion Township, PA, School District, General Obligation
                   Unlimited, (State Aid Withholding), Prerefunded 5/15/03 @ 100,
                   5.125%, 5/15/13                                                                               546,850
        350,000  Lycoming County, PA, Authority College Revenue,
                   (MBIA Insured),
                   4.90%, 7/1/09                                                                                 376,124
        250,000  Norristown, PA, Area School District, General Obligation Unlimited,
                   (FGIC State Aid Withholding),
                   5.50%, 9/1/14                                                                                 272,245
        315,000  Northampton Bucks, PA, Bucks County Municipal Authority, Sewer
                   Revenue, Escrowed to Maturity,
                   6.20%, 11/1/13                                                                                360,297
        500,000  Northampton County, PA, General Obligation Unlimited,
                   5.00%, 8/15/13                                                                                530,680
        425,000  Northampton County, PA, Higher Education Authority Revenue -
                   Lehigh University,
                   5.25%, 11/15/09                                                                               470,394
        325,000  Northampton Township, PA, General Obligation Unlimited,
                   (MBIA Insured),
                   4.60%, 11/15/10                                                                               341,832

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 PENNSYLVANIA -- (CONTINUED)
$       350,000  Pennsylvania Housing Finance Agency, Refunding,
                   Rental Housing,
                   5.25%, 7/1/04                                                                         $       352,040
        225,000  Pennsylvania Housing Finance Agency, Residential Development
                   Section 8-A, Revenue,
                   4.00%, 7/1/09                                                                                 233,017
        330,000  Pennsylvania Housing Finance Agency, Single Family
                   Mortgage, Series 38,
                   5.50%, 4/1/05                                                                                 330,746
        220,000  Pennsylvania State Higher Educational Facilities Authority College &
                   University Revenues, College of Pharmacy, (MBIA Insured),
                   5.25%, 11/1/09                                                                                232,956
        250,000  Pennsylvania State Higher Educational Facilities Authority College &
                   University Revenues, University of Pennsylvania,
                   5.60%, 9/1/10                                                                                 262,545
         75,000  Pennsylvania State Higher Educational Facilities Authority College &
                   University Revenues, University of Pennsylvania, Series A,
                   5.80%, 9/1/12                                                                                  78,960
        370,000  Pennsylvania State Higher Educational Facilities Authority
                   Revenue, Temple University, (MBIA Insured), First Series,
                   4.00%, 7/15/09                                                                                386,413
                 Pennsylvania State Turnpike Commission Oil Franchise,
                   Tax Revenue, Prerefunded Series A, (AMBAC Insured):
        145,000    5.25%, 12/1/13                                                                                157,983
         60,000    5.25%, 12/1/14                                                                                 65,230
                 Pennsylvania State Turnpike Commission Oil Franchise,
                   Tax Revenue, Unrefunded Balance Series A, (AMBAC Insured):
        105,000    5.25%, 12/1/13                                                                                113,649
         40,000    5.25%, 12/1/14                                                                                 43,203
        250,000  Pennsylvania State University, College & University
                   Revenues, Series A, (General Obligation of University),
                   5.00%, 8/15/13                                                                                265,340
        275,000  Pennsylvania State, General Obligation Unlimited,
                   Refunding, (AMBAC Insured),
                   5.125%, 9/15/11                                                                               296,728

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 PENNSYLVANIA -- (CONTINUED)
$       150,000  Pennsylvania State, Intermediate Unit 1, Educational Facilities
                   Revenue Refunding, (AMBAC Insured),
                   4.00%, 10/15/09                                                                       $       157,437
        125,000  Pennsylvania State, Second Series, General Obligation Unlimited,
                   5.25%, 10/1/10                                                                                137,506
        150,000  Pennsylvania Township, PA, Westmoreland County, General
                   Obligation Unlimited, (FGIC Insured),
                   4.15%, 10/1/09                                                                                153,993
        500,000  Philadelphia, PA, General Obligation Unlimited, (FSA Insured),
                   5.25%, 9/15/13                                                                                540,800
        500,000  Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease -
                   Series A, (FSA Insured),
                   5.25%, 5/15/09                                                                                548,590
        225,000  Philadelphia, PA, Municipal Authority Revenue, Refunding - Lease -
                   Series C, (FGIC Insured),
                   5.00%, 4/1/07                                                                                 241,328
        250,000  Pittsburgh, PA, General Obligation Unlimited, Series B,
                   (FGIC Insured),
                   5.125%, 3/1/09                                                                                260,543
                 Pittsburgh, PA, Urban Redevelopment Authority Mortgage Revenue,
                   Series D:
        255,000    5.75%, 10/1/07                                                                                271,259
        150,000    6.20%, 4/1/11                                                                                 157,764
        155,000    6.20%, 10/1/11                                                                                162,917
         90,000  Pittsburgh, PA, Urban Redevelopment Authority Revenue,
                   4.90%, 8/1/05                                                                                  92,007
        350,000  Pleasant Hills, PA, Authority Sewer Revenue, Refunding, (FGIC Muni
                   Government Guaranteed),
                   5.00%, 9/1/12                                                                                 371,679
        150,000  Radnor Township, PA, General Obligation Unlimited,
                   4.00%, 12/15/10                                                                               154,002
        235,000  Ringgold, PA, School District, Escrowed to Maturity,
                   6.20%, 1/15/13                                                                                267,153
        250,000  Seneca Valley, PA, School District, Series A, General Obligation
                   Unlimited,
                   4.85%, 7/1/11                                                                                 264,028

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 PENNSYLVANIA -- (CONTINUED)
$       100,000  Shaler, PA, School District, General Obligation Unlimited, Series B,
                   (FSA Insured),
                   4.50%, 9/1/10                                                                         $       104,548
        500,000  Southcentral, PA, General Authority Revenue, County Guaranteed,
                   Series A, (AMBAC Insured),
                   4.50%, 6/1/30                                                                                 534,000
          5,000  Southeastern Pennsylvania Transportation Authority,
                   PA, Lease Revenue,
                   5.75%, 12/1/04                                                                                  5,019
        400,000  Southeastern Pennsylvania Transportation Authority,
                   PA, Special Revenue,
                   5.45%, 3/1/11                                                                                 437,928
        475,000  Southern Huntingdon County, PA, School District,
                   General Obligation, (FSA Insured),
                   4.00%, 10/1/09                                                                                485,996
        250,000  State Public School Building Authority, PA, School Revenue, Garnet
                   Valley School District Project, (AMBAC Insured),
                   5.25%, 2/1/12                                                                                 270,830
        500,000  Swarthmore Boro Authority, PA, College Revenue,
                   4.50%, 9/15/10                                                                                531,590
          5,000  Swatara Township Authority, PA, Sewer Revenue, Escrowed to
                   Maturity, (MBIA Insured),
                   6.15%, 5/1/07                                                                                   5,287
        400,000  University of Pittsburgh, PA, Refunded Series B,
                   5.50%, 6/1/09                                                                                 441,216
        125,000  Wallingford - Swarthmore, PA, School District, Series C,
                   (FSA State Aid Withholding),
                   5.00%, 5/15/09                                                                                133,566
        200,000  Wilkes Barre, PA, Area School District, General Obligation
                   Unlimited, (FGIC Insured),
                   5.25%, 4/1/14                                                                                 214,686
        500,000  Wilson, PA, School District, General Obligation Unlimited,
                   5.375%, 5/15/12                                                                               545,315

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 PENNSYLVANIA -- (CONTINUED)
$       250,000  York, PA, General Authority Guaranteed Revenue, York City
                   Recreation Corp., (AMBAC Insured),
                   5.50%, 5/1/15                                                                         $       272,188
                                                                                                         ---------------
                                                                                                              19,149,541
                                                                                                         ---------------
                 TOTAL MUNICIPAL BONDS
                   (Cost $18,570,970)                                                                         19,149,541
                                                                                                         ---------------
TOTAL INVESTMENTS
  (Cost $18,570,970)(1)                                                                          98.4%   $    19,149,541

OTHER ASSETS IN EXCESS OF LIABILITIES                                                             1.6            312,933
                                                                                                -----    ---------------
NET ASSETS                                                                                      100.0%   $    19,462,474
                                                                                                =====    ===============

----------
*   Percentages indicated are based on net assets.
(1) Aggregate cost for federal tax purposes was $18,570,970.
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.

                             THE GLENMEDE PORTFOLIOS

                            NEW JERSEY MUNI PORTFOLIO
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                          APRIL 30, 2004 -- (UNAUDITED)

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- 97.9%

                 NEW JERSEY -- 95.0%
$       100,000  Asbury Park, NJ, Board of Education, General
                   Obligation Unlimited, (MBIA Insured),
                   5.55%, 2/1/07                                                                         $       108,830
        250,000  Avalon Boro, NJ, General Obligation Unlimited, (FGIC Insured),
                   4.00%, 8/1/09                                                                                 262,877
                   Bergen County, NJ, Utilities Authority, Water Pollution Control
                 Revenue, (FGIC Insured), Series A:
        200,000    5.125%, 12/15/11                                                                              214,708
        150,000    5.125%, 12/15/12                                                                              160,449
        255,000  Berlin Township, NJ, General Obligation Unlimited, (MBIA Insured),
                   4.00%, 1/1/09                                                                                 267,500
        370,000  Brigantine, NJ, General Obligation Unlimited,
                   (MBIA Insured),
                   5.00%, 8/15/12                                                                                392,259
        500,000  Burlington County, NJ, General Improvements, General
                   Obligation Unlimited,
                   4.85%, 7/15/06                                                                                508,790
        550,000  Casino Reinvestment Development Authority, NJ,
                   Parking Fee Revenue, Series A,
                   5.25%, 10/1/10                                                                                595,507
        150,000  Cherry Hill Township, NJ, General Obligation Unlimited,
                   Prerefunded 7/15/09 @ 100,
                   5.125%, 7/15/10                                                                               165,045
        100,000  Delaware River & Bay Authority, Public Improvements
                   Revenue, Series A,
                   5.10%, 1/1/08                                                                                 108,109
        150,000  Delaware River Port Authority, Pennsylvania & New Jersey Revenue,
                   Refunding, (AMBAC Insured), Series B,
                   5.25%, 1/1/09                                                                                 164,596
                 Delaware River Port Authority, Pennsylvania, New Jersey &
                   Delaware River Bridges Revenue, Escrowed to Maturity:
        230,000    5.625%, 1/15/09                                                                               248,497
        220,000    6.00%, 1/15/10                                                                                244,548
        125,000    6.50%, 1/15/11                                                                                142,194
        100,000  Gloucester County, NJ, Improvement Authority, Revenue,
                   County Library Lease Project,
                   5.20%, 12/15/05                                                                               101,783

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 NEW JERSEY -- (CONTINUED)
$       250,000  Hazlet Township, NJ, School District, General
                   Obligation Unlimited, (FSA School Board Residual
                   Fund Insured),
                   5.00%, 2/1/14                                                                         $       263,397
        200,000  Hopewell Valley, NJ, Regional School District, General
                   Obligation Unlimited, (FGIC School Board Residual
                   Fund Insured),
                   5.00%, 8/15/12                                                                                212,272
        235,000  Jefferson Township, NJ, General Obligation Unlimited,
                   4.00%, 10/1/08                                                                                248,144
        500,000  Jersey City, NJ, General Improvements, General
                   Obligation Unlimited, (FSA Insured), Series B,
                   4.00%, 9/1/09                                                                                 522,035
        235,000  Mantua Township, NJ, School District, General
                   Obligation Unlimited, (MBIA Insured),
                   5.00%, 3/1/13                                                                                 251,676
        200,000  Maplewood Township, NJ, General Improvements,
                   General Obligation Unlimited, (FSA Insured),
                   5.00%, 2/1/09                                                                                 218,812
        150,000  Mercer County, NJ, Improvement Authority,
                   Revenue Refunding, Government Leasing,
                   (County Guaranteed), Series A,
                   5.40%, 12/1/05                                                                                151,965
        100,000  Mercer County, NJ, Improvement Authority,
                   Revenue Refunding, Solid Waste,
                   (County Guaranteed), Series 97,
                   5.20%, 9/15/08                                                                                109,529
        145,000  Middlesex County, NJ, Improvement Authority,
                   Revenue, (County Guaranteed),
                   5.45%, 9/15/11                                                                                156,923
                 Monmouth County, NJ, Improvement Authority,
                   Revenue, (AMBAC Insured):
        250,000    5.00%, 12/1/12                                                                                265,190
        375,000    5.20%, 12/1/14                                                                                402,982
        250,000  Monmouth County, NJ, Public Improvements, General
                   Obligation Unlimited,
                   5.00%, 8/1/09                                                                                 267,217
        200,000  Montville Township, NJ, General Obligation Unlimited,
                   4.65%, 8/15/11                                                                                210,028

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 NEW JERSEY -- (CONTINUED)
$       225,000  Moorestown Township, NJ, School District, General
                   Obligation Unlimited, (MBIA School Board Residual
                   Fund Insured),
                   5.00%, 2/1/10                                                                         $       239,080
        100,000  Morris County, NJ, General Improvement, General
                   Obligation Unlimited,
                   4.625%, 8/15/08                                                                               106,218
         80,000  Mount Holly, NJ, Municipal Utilities Authority, Sewer
                   Revenue, Prerefunded, 12/1/08 @ 100, (MBIA Insured),
                   5.00%, 12/1/13                                                                                 87,618
         20,000  Mount Holly, NJ, Municipal Utilities Authority, Sewer
                   Revenue, Unrefunded, (MBIA Insured),
                   5.00%, 12/1/13                                                                                 21,224
        250,000  New Jersey Sports & Exposition Authority State Contract, General
                   Improvements, Series A,
                   5.00%, 3/1/10                                                                                 271,512
        250,000  New Jersey State Economic Development Authority,
                   Burlington Coat Factory Project, Revenue Refunding,
                   5.60%, 9/1/05                                                                                 257,932
        100,000  New Jersey State Economic Development Authority,
                   Parking Facility Improvements, Elizabeth Development
                   Project, (FGIC Insured),
                   5.20%, 10/15/08                                                                               109,751
        100,000  New Jersey State Educational Facilities Authority
                   Revenue, Institutional Advanced Studies, Series F,
                   5.00%, 7/1/09                                                                                 107,820
        300,000  New Jersey State Educational Facilities Authority,
                   Revenue, High Education Capital Improvement, Series B,
                   5.00%, 9/1/14                                                                                 316,845
                 New Jersey State Educational Facilities Authority,
                   Revenue, Higher Education Facilities Trust Fund,
                   (AMBAC Insured), Series A:
        850,000    5.125%, 9/1/07                                                                                903,949
        100,000    5.125%, 9/1/08                                                                                106,319
        150,000    5.125%, 9/1/09                                                                                159,436
        400,000  New Jersey State Health Care Facilities Financing
                   Authority, Revenue, Allegany Health Project,
                   (MBIA Insured), Escrowed to Maturity,
                   4.80%, 7/1/05                                                                                 410,196

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 NEW JERSEY  (CONTINUED)
$       200,000  New Jersey State Health Care Facilities Financing
                   Authority, Revenue, Kennedy Health System Project,
                   (MBIA Insured), Series A,
                   5.00%, 7/1/09                                                                         $       213,966
                 New Jersey State Housing & Mortgage Finance Agency, Multi-Family
                   Housing Revenue, (FSA Insured), Series B:
        450,000    5.55%, 11/1/09                                                                                479,777
        250,000    5.75%, 11/1/11                                                                                271,095
        150,000  New Jersey State Housing & Mortgage Finance
                   Agency, Revenue, Home Buyer, (MBIA Insured),
                   Series P,
                   5.05%, 4/1/07                                                                                 158,736
        290,000  New Jersey State Transportation Fund Authority,
                   Transportation System Revenue, Series B,
                   (MBIA Insured),
                   5.25%, 6/15/07                                                                                307,113
        130,000  New Jersey State Transportation Trust Fund Authority,
                   Transit Revenue, Series A,
                   5.00%, 6/15/13                                                                                137,326
        165,000  New Jersey State Transportation Trust Fund Authority,
                   Transportation System, (MBIA Insured), Series A,
                   4.75%, 12/15/07                                                                               177,449
        300,000  New Jersey State Transportation Trust Fund Authority,
                   Transportation System, Series A, Prerefunded,
                   6/15/08 @ 100,
                   5.00%, 6/15/12                                                                                326,988
        750,000  New Jersey State Transportation Trust Fund Authority,
                   Transportation System, Series B,
                   5.25%, 6/15/12                                                                                809,595
        250,000  New Jersey State, Certificates of Participation,
                   Escrowed to Maturity,
                   5.00%, 6/15/11                                                                                273,358
        200,000  New Jersey State, Wastewater Treatment Trust
                   Revenue, Series A,
                   5.25%, 9/1/13                                                                                 212,938

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 NEW JERSEY -- (CONTINUED)
                 Ocean County, NJ, General Obligation Unlimited,
                   Refunding, Series B:
$       250,000    4.875%, 12/15/09                                                                      $       268,793
        200,000    4.50%, 8/1/10                                                                                 213,544
        300,000  Ocean County, NJ, Utilities Authority, Wastewater
                   Revenue, Refunding,
                   5.00%, 1/1/12                                                                                 318,612
        325,000  Ocean County, NJ, Utilities Authority, Wastewater
                   Revenue, Refunding, (General Obligation of Authority),
                   5.125%, 1/1/11                                                                                349,729
        100,000  Passaic County, NJ, General Obligation Unlimited,
                   (FGIC Insured),
                   5.125%, 9/1/08                                                                                102,161
        250,000  Red Bank, NJ, Board of Education, General Obligation
                   Unlimited, (School Board Residual Fund Insured),
                   5.15%, 5/1/12                                                                                 268,038
        500,000  Ridgewood, NJ, Board of Education, General
                   Obligation Unlimited,
                   5.20%, 10/1/08                                                                                550,420
        400,000  South Jersey Transportation Authority, NJ,
                   Transportation System, Revenue, (FSA Insured),
                   4.00%, 11/1/09                                                                                417,528
        100,000  Trenton, NJ, General Obligation Unlimited, (FSA Insured),
                   4.45%, 9/15/11                                                                                104,161
        150,000  Warren Township, NJ, School District, General Obligation
                   Unlimited, (School Board Residual Fund Insured),
                   5.35%, 3/15/10                                                                                167,295
        500,000  West Deptford Township, NJ, General Obligation
                   Unlimited, (AMBAC Insured),
                   5.20%, 3/1/11                                                                                 536,185
        350,000  Western Monmouth, NJ, Utilities Authority, Revenue,
                   (AMBAC Insured), Series A,
                   5.25%, 2/1/09                                                                                 366,237
                                                                                                         ---------------
                                                                                                              17,094,806
                                                                                                         ---------------

                       See Notes to Financial Statements.

     FACE
    AMOUNT                                                                                                    VALUE
---------------                                                                                          ---------------
MUNICIPAL BONDS* -- (CONTINUED)
                 PUERTO RICO -- 2.9%
$       500,000  Puerto Rico Commonwealth Infrastructure Funding
                   Authority, Revenue, Series A, (AMBAC Insured),
                   5.00%, 7/1/14                                                                         $       529,825
                                                                                                         ---------------
                 TOTAL MUNICIPAL BONDS
                   (Cost $17,034,432)                                                                         17,624,631
                                                                                                         ---------------
TOTAL INVESTMENTS
  (Cost $17,034,432)(1)                                                                          97.9%   $    17,624,631

OTHER ASSETS IN EXCESS OF LIABILITIES                                                             2.1            379,717
                                                                                        -------------    ---------------
NET ASSETS                                                                                      100.0%   $    18,004,348
                                                                                        =============    ===============

----------
*   Percentages indicated are based on net assets.
(1) Aggregate cost for federal tax purposes was $17,034,707.
Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Financial Guaranty Insurance Corporation
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance

                       See Notes to Financial Statements.

                             THE GLENMEDE PORTFOLIOS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Glenmede Portfolios (the "Fund") is an investment company that was organized as a Massachusetts business trust on March 3, 1992 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2004, the Fund offered shares of two Sub-Trusts, the Muni Intermediate Portfolio and the New Jersey Muni Portfolio (collectively, the "Portfolios").

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Portfolio in the preparation of its financial statements.

   VALUATION OF SECURITIES: Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers. Municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations; securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts when appropriate.

   Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is accrued based on the terms of the security. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid monthly. The Portfolios distribute any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid a nondeductible excise tax under Section 498 of the Internal Revenue Code, as amended. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.

   FEDERAL INCOME TAXES: Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no Federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for amortized premiums, expired net capital loss carryforwards, discounts and net operating losses. Net investment income/(loss), net realized capital gains/(losses) and net assets are not affected. The calculation of net investment income/(loss) per share in the financial highlights tables excludes such adjustments.

   On October 31, 2003, the tax year end of the Fund, the following Portfolio had available capital loss carryforwards to be utilized in the current period to offset future net capital gains through the indicated expiration dates as follows:

                                EXPIRING   EXPIRING  EXPIRING  EXPIRING  EXPIRING
PORTFOLIO                        IN 2003   IN 2004   IN 2005   IN 2008   IN 2011
---------                       ---------  --------  --------  --------  --------
Muni Intermediate Portfolio     $ 458,282  $  2,107  $ 42,723  $ 39,944  $ 30,818

   At October 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                                           TOTAL
                                       UNDISTRIBUTED    UNDISTRIBUTED  DISTRIBUTABLE
PORTFOLIO                             ORDINARY INCOME  LONG-TERM GAIN     EARNINGS
---------                             ---------------  --------------  -------------
Muni Intermediate Portfolio               $ 64,483         $  --        $    310,590
New Jersey Muni Portfolio                   87,130            --           1,045,090

   Total distributable earnings are additionally comprised of net unrealized appreciation/(depreciation) and capital loss carryforwards, which are shown elsewhere in the Notes to Financial Statements.

   At October 31, 2003, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolios, with the following exception:

                                                   ORDINARY         LONG-TERM
PORTFOLIO                                           INCOME            GAINS
---------                                       --------------    --------------
New Jersey Muni Portfolio                       $      827,525    $       14,550

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS

   Glenmede Advisers, Inc. (the "Advisor") serves as investment advisor to the Muni Intermediate and New Jersey Muni Portfolios. The Advisor, a wholly-owned subsidiary of The Glenmede Trust Company, N.A., became the investment adviser to such portfolios on September 1, 2000. Prior thereto, investment advisory services were provided by The Glenmede Trust Company.

   The Advisor is not entitled to a management fee for its investment services provided to the Muni Intermediate and New Jersey Muni Portfolios.

   The Muni Intermediate and New Jersey Muni Portfolios each pay The Glenmede Trust Company, N.A., shareholder servicing fees at the annual rate of 0.15% of such Portfolio's average daily net assets. Prior to January 1, 2004, the Muni Intermediate and New Jersey Muni Portfolios each paid The Glenmede Trust Company, N.A. a shareholder servicing fee at the annual rate of 0.05% of such Portfolio's average daily net assets.

   Investors Bank & Trust Company ("IBT") serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays IBT a fee based on the combined aggregate average daily net assets of the Portfolios. The fee is computed daily and paid monthly.

   Quasar Distributors, LLC serves as distributor of the Portfolios' shares. The distributor receives no fees in connection with distribution services provided to the Fund.

   The Fund pays each Board member an annual fee of $1,000 and out-of-pocket expenses incurred in attending Board meetings.

   Expenses for the six months ended April 30, 2004 include legal fees paid to Drinker Biddle & Reath LLP. A partner of the law firm is Secretary of the Fund.

3. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, cost of purchases and proceeds from sales of investment securities other than US Government securities and short-term securities were:

PORTFOLIO                                         PURCHASES            SALES
---------                                       --------------    --------------
Muni Intermediate Portfolio                     $    3,357,826    $   3,369,564
New Jersey Muni Portfolio                            2,316,214        3,276,842

   On April 30, 2004, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

PORTFOLIO                                    APPRECIATION   DEPRECIATION        NET
---------                                    ------------   ------------    ----------
Muni Intermediate Portfolio                   $  642,250      $  63,679     $  578,571
New Jersey Muni Portfolio                        633,591         43,667        589,924

4. SHARES OF BENEFICIAL INTEREST

   The Fund may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:

                                              FOR THE SIX
                                              MONTHS ENDED                      YEAR ENDED
                                                04/30/04                         10/31/03
                                    ------------------------------    ------------------------------
                                        SHARES           AMOUNT           SHARES           AMOUNT
                                    -------------    -------------    -------------    -------------
MUNI INTERMEDIATE PORTFOLIO:
  Sold                                    129,574    $   1,387,900          407,515    $   4,363,700
  Redeemed                               (185,204)      (1,992,548)        (640,386)      (6,869,337)
                                    -------------    -------------    -------------    -------------
  Net decrease                            (55,630)   $    (604,648)        (232,871)   $  (2,505,637)
                                    =============    =============    =============    =============
NEW JERSEY MUNI PORTFOLIO:
  Sold                                     31,829    $     338,401          218,492    $   2,344,800
  Redeemed                               (140,553)      (1,506,123)        (269,186)      (2,884,333)
                                    -------------    -------------    -------------    -------------
  Net decrease                           (108,724)   $  (1,167,722)         (50,694)   $    (539,533)
                                    =============    =============    =============    =============

   The Muni Intermediate Portfolio had one shareholder which owned beneficially or of record 10% or more of the shares outstanding as of April 30, 2004.

5. CONCENTRATION OF CREDIT

   The Muni Intermediate Portfolio and New Jersey Muni Portfolio primarily invest in debt obligations issued by the Commonwealth of Pennsylvania and the State of New Jersey, respectively, and their political subdivisions, agencies and public authorities to obtain funds for various purposes. Each Portfolio is more susceptible to factors adversely affecting issuers of the respective region that the Portfolio invests in than is a municipal bond fund that is not concentrated in these issuers to the same extent.

6. NET ASSETS

   On April 30, 2004, net assets consisted of:

                                                     MUNI           NEW JERSEY
                                                 INTERMEDIATE         MUNI
                                                   PORTFOLIO        PORTFOLIO
                                                --------------    --------------
Par Value                                       $        1,845    $        1,712
Paid in capital in excess of par value              18,852,984        17,233,670
Undistributed net investment income                     59,385            54,712
Accumulated net realized gain (loss)
  from investment transactions                         (30,311)          124,055
Net unrealized appreciation
  on investments                                       578,571           590,199
                                                --------------    --------------
Total Net Assets                                $   19,462,474    $   18,004,348
                                                ==============    ==============

7. PROXY VOTING

   A description of the policies and procedures that the Fund's investment advisor uses to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission's website at http://www.sec.gov.

   On or after August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on her evaluation of Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

         (a)(3) Not applicable.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE GLENMEDE PORTFOLIOS
            --------------------------------------------------------------------

By (Signature and Title)    By: /s/ Mary Ann B. Wirts
                          ------------------------------------------------------
                            Mary Ann B. Wirts
                            President and Treasurer
                            (Principal Executive Officer and Principal Financial
                            Officer)
Date  June 29, 2004
     ------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.


By (Signature and Title)    By: /s/ Mary Ann B. Wirts
                          ------------------------------------------------------
                            Mary Ann B. Wirts
                            President and Treasurer
                            (Principal Executive Officer and Principal Financial
                            Officer)
Date   June 29, 2004
     ------------------------------